UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (22.6%)
Australia (0.1%)
AGL Energy Ltd.	473	$6
ALS Ltd.	376	2
Alumina Ltd. (a)	2,302	3
Amcor Ltd.	900	9
AMP Ltd.	2,048	10
APA Group	1,025	7
Arrium Ltd.	1,334	—	@
Asciano Ltd.	1,125	6
ASX Ltd.	226	7
Aurizon Holding Ltd.	1,907	8
Australia & New Zealand Banking Group Ltd.	1,701	46
Bank of Queensland Ltd.	501	5
Bendigo and Adelaide Bank Ltd.	620	6
BHP Billiton Ltd.	1,945	58
BlueScope Steel Ltd. (a)	476	2
Boral Ltd.	759	3
Brambles Ltd.	1,026	9
carsales.com Ltd.	259	2
Coca-Cola Amatil Ltd.	566	4
Commonwealth Bank of Australia	939	62
Computershare Ltd.	434	5
Crown Resorts Ltd.	383	5
CSL Ltd.	301	20
Flight Centre Travel Group Ltd.	96	4
Fortescue Metals Group Ltd.	1,239	4
Goodman Group REIT	1,647	7
Iluka Resources Ltd.	391	3
Incitec Pivot Ltd.	1,447	3
Insurance Australia Group Ltd.	1,578	8
James Hardie Industries SE CDI	430	4
Lend Lease Group REIT	547	7
Macquarie Group Ltd.	221	11
Mirvac Group REIT	4,373	7
National Australia Bank Ltd.	1,439	41
Newcrest Mining Ltd. (a)	532	5
Oil Search Ltd.	1,103	9
Orica Ltd.	285	5
Origin Energy Ltd.	726	9
Qantas Airways Ltd. (a)	2,647	3
QBE Insurance Group Ltd.	793	8
Rio Tinto Ltd.	287	15
Santos Ltd.	771	9
Scentre Group REIT (a)	4,516	13
Seek Ltd.	315	4
Sonic Healthcare Ltd.	363	6
Stockland REIT	2,072	7
Suncorp Group Ltd.	832	10
Sydney Airport	1,573	6
Tatts Group Ltd.	2,466	7
Telstra Corp., Ltd.	7,362	34
Transurban Group	1,135	8
Treasury Wine Estates Ltd.	648	2
Wesfarmers Ltd.	696	26
Westfield Corp. REIT	1,283	8
Westpac Banking Corp.	1,847	52
Woodside Petroleum Ltd.	431	15
Woolworths Ltd.	767	23

WorleyParsons Ltd.	295	4
		672
Austria (0.1%)
Erste Group Bank AG	11,754	269
Raiffeisen Bank International AG	4,930	107
		376
Belgium (0.3%)
Anheuser-Busch InBev N.V.	7,323	815
Colruyt SA	309	14
Delhaize Group SA	417	29
KBC Groep N.V. (a)	10,530	561
		1,419
Denmark (0.0%)
Carlsberg A/S Series B	441	39

Finland (0.0%)
Kesko Oyj, Class B	256	9

France (2.3%)
Air Liquide SA	2,580	315
Airbus Group N.V.	3,345	210
AXA SA	13,430	331
BNP Paribas SA	50,603	3,357
Carrefour SA	2,437	75
Casino Guichard Perrachon SA	228	25
Credit Agricole SA	42,057	634
Danone SA	6,139	411
GDF Suez	10,289	258
L’Oreal SA	2,592	411
LVMH Moet Hennessy Louis Vuitton SA	1,680	273
Natixis	39,007	268
Pernod Ricard SA	873	99
Remy Cointreau SA	87	6
Sanofi	6,760	765
Schneider Electric SE	3,725	286
Societe Generale SA	34,798	1,777
Total SA	13,907	904
Vinci SA	3,453	201
Vivendi SA (a)	8,082	195
		10,801
Germany (1.0%)
Allianz SE (Registered)	3,161	513
BASF SE	5,116	469
Bayer AG (Registered)	4,518	633
Beiersdorf AG	406	34
Commerzbank AG (a)	40,619	607
Daimler AG (Registered)	6,127	470
Deutsche Bank AG (Registered)	8,442	296
Deutsche Post AG (Registered)	6,174	198
Deutsche Telekom AG (Registered)	17,577	266
E.ON SE	12,650	232
Henkel AG & Co., KGaA	531	50
Metro AG (a)	511	17
SAP SE	5,409	390
Siemens AG (Registered)	4,830	576

Suedzucker AG	329	5
Volkswagen AG (Preference)	949	197
		4,953
Greece (0.3%)
Aegean Airlines SA (a)	1,701	14
Alpha Bank AE (a)	163,433	127
Athens Water Supply & Sewage Co., SA (The)	1,600	15
Ellaktor SA (a)	5,007	19
Eurobank Ergasias SA (a)	346,516	136
Eurobank Properties Real Estate Investment Co. REIT	1,729	20
FF Group (a)	1,422	53
Fourlis Holdings SA (a)	1,297	7
GEK Terna Holding Real Estate Construction SA (a)	2,905	12
Hellenic Exchanges - Athens Stock Exchange SA Holding (a)	4,198	32
Hellenic Petroleum SA (a)	3,748	24
Hellenic Telecommunications Organization SA (a)	11,384	149
Intralot SA-Integrated Lottery Systems & Services (a)	2,871	6
JUMBO SA (a)	5,906	75
Lamda Development SA (a)	2,113	11
Marfin Investment Group Holdings SA (a)	16,908	6
Metka SA	912	12
Motor Oil Hellas Corinth Refineries SA	1,647	14
Mytilineos Holdings SA (a)	3,827	30
National Bank of Greece SA (a)	54,052	158
OPAP SA	8,416	110
Piraeus Bank SA (a)	75,577	128
Public Power Corp. SA (a)	5,889	70
Terna Energy SA (a)	915	4
Titan Cement Co., SA	1,424	36
		1,268
Ireland (0.1%)
Bank of Ireland (a)	1,014,999	399
Kerry Group PLC, Class A	601	42
		441
Italy (1.1%)
Banca Monte dei Paschi di Siena SpA (a)	182,938	241
Banco Popolare SC (a)	15,233	224
Enel SpA	41,688	221
Eni SpA	17,473	416
Intesa Sanpaolo SpA	612,719	1,848
UniCredit SpA	216,741	1,714
Unione di Banche Italiane SCPA	35,740	301
		4,965
Japan (0.8%)
Advantest Corp.	2,000	26
Aeon Co., Ltd.	5,630	56
Ajinomoto Co., Inc.	1,000	17
Alps Electric Co., Ltd.	900	15
Asahi Group Holdings Ltd.	3,360	97
Astellas Pharma, Inc.	4,000	60
Bridgestone Corp.	900	30
Calbee, Inc.	100	3
Canon, Inc.	1,300	42
Casio Computer Co., Ltd.	1,000	17
Central Japan Railway Co.	200	27

Chiyoda Corp.	1,000	11
Chugai Pharmaceutical Co., Ltd.	900	26
Coca-Cola West Co., Ltd.	100	1
COMSYS Holdings Corp.	1,100	19
Credit Saison Co., Ltd.	1,100	21
Daiichi Sankyo Co., Ltd.	1,000	16
Daikin Industries Ltd.	800	50
Daiwa House Industry Co., Ltd.	1,000	18
Denso Corp.	800	37
Dentsu, Inc.	900	34
Dowa Holdings Co., Ltd.	1,000	8
Eisai Co., Ltd.	900	36
FamilyMart Co., Ltd.	100	4
FANUC Corp.	800	145
Fast Retailing Co., Ltd.	800	268
Fuji Heavy Industries Ltd.	900	30
FUJIFILM Holdings Corp.	1,000	31
Hino Motors Ltd.	1,000	14
Hitachi Construction Machinery Co., Ltd.	1,000	20
Honda Motor Co., Ltd.	1,700	59
Isetan Mitsukoshi Holdings Ltd.	1,100	14
ITOCHU Corp.	1,300	16
Japan Tobacco, Inc.	9,080	295
JGC Corp.	1,000	27
JTEKT Corp.	900	15
Kao Corp.	5,430	212
KDDI Corp.	1,600	96
Kikkoman Corp.	1,000	21
Kirin Holdings Co., Ltd.	1,800	24
Komatsu Ltd.	1,000	23
Konami Corp.	900	19
Kubota Corp.	1,000	16
Kuraray Co., Ltd.	1,600	19
Kyocera Corp.	1,700	79
Lawson, Inc.	100	7
Marui Group Co., Ltd.	1,300	11
Matsui Securities Co., Ltd.	1,300	12
MEIJI Holdings Co., Ltd.	100	8
Minebea Co., Ltd.	1,000	14
Mitsubishi Corp.	1,100	23
Mitsubishi Electric Corp.	1,000	13
Mitsubishi Estate Co., Ltd.	1,000	23
Mitsubishi Logistics Corp.	1,000	14
Mitsui & Co., Ltd.	1,200	19
Mitsui Fudosan Co., Ltd.	1,000	31
Mitsui OSK Lines Ltd.	3,000	10
Mitsumi Electric Co., Ltd.	1,000	7
NGK Insulators Ltd.	1,000	24
NH Foods Ltd.	1,000	21
Nikon Corp.	900	13
Nippon Kayaku Co., Ltd.	1,000	12
Nissan Chemical Industries Ltd.	1,200	21
Nisshin Seifun Group, Inc.	1,298	13
Nisshinbo Holdings, Inc.	2,000	17
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	900	49
NSK Ltd.	1,000	14
NTT Data Corp.	900	32
Odakyu Electric Railway Co., Ltd.	2,000	18
OKUMA Corp.	1,000	8
Olympus Corp. (a)	800	29

Panasonic Corp.	900	11
Ricoh Co., Ltd.	1,000	11
Secom Co., Ltd.	900	54
Sekisui House Ltd.	1,100	13
Seven & I Holdings Co., Ltd.	6,220	241
Shin-Etsu Chemical Co., Ltd.	900	59
Shionogi & Co., Ltd.	900	21
Shiseido Co., Ltd.	3,460	57
Shizuoka Bank Ltd. (The)	3,000	31
Showa Shell Sekiyu KK	1,200	11
Softbank Corp.	2,400	168
Sony Corp.	900	16
Sumitomo Corp.	1,400	15
Sumitomo Dainippon Pharma Co., Ltd.	900	12
Sumitomo Electric Industries Ltd.	1,300	19
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Realty & Development Co., Ltd.	1,000	36
Suntory Beverage & Food Ltd.	690	25
Suzuki Motor Corp.	900	30
Taiyo Yuden Co., Ltd.	1,100	12
Takeda Pharmaceutical Co., Ltd.	800	35
TDK Corp.	900	50
Terumo Corp.	1,800	43
Tokio Marine Holdings, Inc.	900	28
Tokyo Electron Ltd.	800	52
Tokyo Gas Co., Ltd.	2,000	11
Tokyo Tatemono Co., Ltd.	1,000	8
TOTO Ltd.	1,000	11
Toyo Seikan Group Holdings Ltd.	1,300	16
Toyota Motor Corp.	800	47
Toyota Tsusho Corp.	1,000	24
Trend Micro, Inc.	900	30
Unicharm Corp.	2,070	47
Yakult Honsha Co., Ltd.	100	5
Yamaha Corp.	1,100	14
Yamato Holdings Co., Ltd.	1,000	19
Yaskawa Electric Corp.	1,000	14
Yokogawa Electric Corp.	1,000	13
Yokohama Rubber Co., Ltd. (The)	1,000	9
		3,914
Netherlands (0.3%)
ASML Holding N.V.	2,250	224
Heineken Holding N.V.	410	27
Heineken N.V.	933	70
ING Groep N.V. CVA (a)	22,176	317
Koninklijke Ahold N.V.	3,774	61
Koninklijke Philips N.V.	5,795	185
Unilever N.V. CVA	15,926	634
		1,518
Norway (0.0%)
Orkla ASA	3,088	28

Poland (0.0%)
Jeronimo Martins SGPS SA	20,940	231

Portugal (0.6%)
Altri SGPS SA	7,780	23
Banco BPI SA (a)	85,242	180

Banco Comercial Portugues SA (a)	3,996,207	523
Banco Espirito Santo SA (Registered) (a)	570,338	20
BANIF - Banco Internacional do Funchal SA (a)	3,425,153	35
CTT-Correios de Portugal SA	13,200	128
EDP - Energias de Portugal SA	124,266	542
Galp Energia SGPS SA	22,042	358
Impresa SGPS SA (a)	3,115	5
Mota-Engil SGPS SA	17,611	114
NOS SGPS	20,655	125
Portucel SA	6,871	27
Portugal Telecom SGPS SA (Registered)	189,475	399
REN - Redes Energeticas Nacionais SGPS SA	16,765	56
Semapa-Sociedade de Investimento e Gestao	1,417	17
Sonae	107,012	155
Teixeira Duarte SA	7,599	8
		2,715
Russia (0.8%)
Gazprom OAO ADR	131,458	925
Lukoil OAO ADR	11,727	598
Magnit OJSC GDR	5,610	324
MegaFon OAO GDR	1,926	49
MMC Norilsk Nickel OJSC ADR	11,342	212
Mobile Telesystems OJSC ADR	11,000	164
NovaTek OAO (Registered GDR)	2,152	224
Rosneft OAO (Registered GDR)	29,009	169
Sberbank of Russia ADR	73,794	581
Severstal OAO GDR	3,542	35
Sistema JSFC GDR	2,264	16
Surgutneftegas OAO ADR	34,066	227
Tatneft OAO ADR	5,113	181
Uralkali OJSC (Registered GDR)	7,238	128
VTB Bank OJSC (Registered GDR)	56,085	112
		3,945
South Africa (0.1%)
SABMiller PLC	5,123	285

Spain (2.5%)
Banco Bilbao Vizcaya Argentaria SA	281,451	3,395
Banco de Sabadell SA	143,892	426
Banco Popular Espanol SA	73,946	453
Banco Santander SA	571,604	5,495
Bankia SA (a)	193,548	361
CaixaBank SA	74,718	455
Distribuidora Internacional de Alimentacion SA	2,446	18
EDP Renovaveis SA	15,517	108
Iberdrola SA	36,079	258
Inditex SA	6,850	189
International Consolidated Airlines Group SA (a)	3,776	23
Telefonica SA	24,945	386
		11,567
Sweden (0.0%)
Svenska Cellulosa AB SCA, Class B	2,325	55
Swedish Match AB	817	27
		82

Switzerland (0.2%)
Aryzta AG (a)	351	30
Barry Callebaut AG (Registered) (a)	7	8
Chocoladefabriken Lindt & Spruengli AG	1	5
Coca-Cola HBC AG (a)	1,911	41
Nestle SA (Registered)	13,293	978
		1,062
United Kingdom (1.0%)
Anglo American PLC	1,696	38
ARM Holdings PLC	1,926	28
Associated British Foods PLC	1,868	81
AstraZeneca PLC	1,450	104
Aviva PLC	5,035	43
BAE Systems PLC	5,294	40
Barclays PLC	19,090	70
BG Group PLC	3,981	74
BHP Billiton PLC	2,734	76
BP PLC	21,549	158
British American Tobacco PLC	10,131	572
BT Group PLC	9,820	60
Burberry Group PLC	1,083	27
Centrica PLC	7,519	38
Compass Group PLC	3,291	53
Diageo PLC	13,490	390
Experian PLC	2,141	34
GKN PLC	4,999	26
GlaxoSmithKline PLC	5,632	129
Glencore PLC	11,482	64
HSBC Holdings PLC	21,071	214
Imperial Tobacco Group PLC	5,262	227
J Sainsbury PLC	4,947	20
Legal & General Group PLC	9,937	37
Lloyds Banking Group PLC (a)	56,871	71
Marks & Spencer Group PLC	2,749	18
National Grid PLC	5,325	77
Next PLC	305	33
Pearson PLC	1,258	25
Prudential PLC	3,531	79
Reckitt Benckiser Group PLC	3,447	299
Reed Elsevier PLC	2,928	47
Rio Tinto PLC	1,475	73
Rolls-Royce Holdings PLC (a)	2,609	41
Royal Bank of Scotland Group PLC (a)	3,122	19
Royal Dutch Shell PLC, Class A	7,411	283
Shire PLC	747	65
Signet Jewelers Ltd.	1,341	153
SSE PLC	1,760	44
Standard Chartered PLC	2,445	45
Tate & Lyle PLC	1,856	18
Tesco PLC	45,123	136
Tullow Oil PLC	1,439	15
Unilever PLC	6,872	288
Vodafone Group PLC	29,966	99
Whitbread PLC	346	23
WM Morrison Supermarkets PLC	8,841	24
Wolseley PLC	817	43
WPP PLC	2,179	44
		4,665

United States (11.0%)
3M Co.	1,100	156
Aaron’s, Inc.	6,219	151
Abbott Laboratories	9,571	398
AbbVie, Inc.	9,565	552
Accenture PLC, Class A	1,000	81
Actavis plc (a)	1,616	390
Actuant Corp., Class A	4,909	150
Acuity Brands, Inc.	1,271	150
Adobe Systems, Inc. (a)	1,200	83
Advance Auto Parts, Inc.	1,191	155
Aetna, Inc.	1,631	132
Agilent Technologies, Inc.	1,549	88
Air Products & Chemicals, Inc.	800	104
Alaska Air Group, Inc.	3,491	152
Alexander & Baldwin, Inc.	4,209	151
Alexion Pharmaceuticals, Inc. (a)	1,215	201
Allegion PLC	3,190	152
Allergan, Inc.	2,851	508
Altria Group, Inc.	11,186	514
Amazon.com, Inc. (a)	500	161
American Express Co.	1,400	123
American International Group, Inc.	2,200	119
AmerisourceBergen Corp.	2,434	188
AMETEK, Inc.	3,012	151
Amgen, Inc.	4,468	628
Anadarko Petroleum Corp.	1,100	112
Analog Devices, Inc.	2,700	134
Analogic Corp.	2,008	128
Andersons, Inc. (The)	2,478	156
Apple, Inc.	7,700	776
Applied Materials, Inc.	4,300	93
ArcBest Corp.	4,064	152
Arch Coal, Inc.	72,860	154
Archer-Daniels-Midland Co.	2,207	113
AT&T, Inc.	5,800	204
AutoZone, Inc. (a)	200	102
Avon Products, Inc.	1,420	18
Balchem Corp.	2,699	153
Bank of America Corp.	22,593	385
Baxter International, Inc.	2,489	179
Becton Dickinson and Co.	887	101
Belden, Inc.	2,350	150
Berkshire Hathaway, Inc., Class B (a)	2,100	290
Biogen Idec, Inc. (a)	1,389	459
Blackhawk Network Holdings, Inc. (a)	114	4
Boeing Co. (The)	1,000	127
Boston Properties, Inc. REIT	1,000	116
Boston Scientific Corp. (a)	6,005	71
Bristol-Myers Squibb Co.	9,916	508
Brown-Forman Corp., Class B	336	30
Bunge Ltd.	678	57
Cabot Oil & Gas Corp.	4,828	158
Callaway Golf Co.	8,193	59
Campbell Soup Co.	802	34
Cantel Medical Corp.	1,894	65
Capital One Financial Corp.	1,100	90
Cardinal Health, Inc.	1,558	117
CareFusion Corp. (a)	950	43
Cash America International, Inc.	2,913	128
Caterpillar, Inc.	1,100	109

CBS Corp., Class B	1,400	75
Celadon Group, Inc.	2,671	52
Celgene Corp. (a)	4,866	461
Cerner Corp. (a)	1,357	81
Chevron Corp.	2,200	263
Chubb Corp. (The)	2,000	182
Church & Dwight Co., Inc.	364	26
Cigna Corp.	2,911	264
Cimarex Energy Co.	1,212	153
CIRCOR International, Inc.	1,396	94
Cisco Systems, Inc.	6,600	166
Citigroup, Inc.	6,852	355
Clorox Co. (The)	2,149	206
Coca-Cola Co.	19,152	817
Coca-Cola Enterprises, Inc.	921	41
Colgate-Palmolive Co.	3,268	213
Comcast Corp., Class A	3,300	177
ConAgra Foods, Inc.	1,394	46
ConocoPhillips	1,800	138
CONSOL Energy, Inc.	4,170	158
Consolidated Edison, Inc.	2,900	164
Constellation Brands, Inc., Class A (a)	712	62
Cooper Cos., Inc. (The)	989	154
Costco Wholesale Corp.	2,722	341
Covidien PLC	2,069	179
CR Bard, Inc.	1,421	203
Crown Castle International Corp.	1,000	81
CST Brands, Inc.	4,300	155
Cubic Corp.	2,466	115
CVS Health Corp.	6,241	497
Cytec Industries, Inc.	3,222	152
D.R. Horton, Inc.	7,412	152
Danaher Corp.	2,037	155
DaVita HealthCare Partners, Inc. (a)	812	59
Deere & Co.	1,200	98
Delta Air Lines, Inc.	6,542	236
Deltic Timber Corp.	564	35
DENTSPLY International, Inc.	4,053	185
Dow Chemical Co. (The)	2,100	110
Dr. Pepper Snapple Group, Inc.	798	51
DTE Energy Co.	2,600	198
Eagle Materials, Inc.	1,519	155
eBay, Inc. (a)	1,600	91
Edwards Lifesciences Corp. (a)	482	49
EI du Pont de Nemours & Co.	1,800	129
Eli Lilly & Co.	4,500	292
EMC Corp.	3,900	114
Emerson Electric Co.	2,100	131
Encore Wire Corp.	1,755	65
Energizer Holdings, Inc.	134	17
Ensco PLC, Class A	1,700	70
EOG Resources, Inc.	2,712	269
EQT Corp.	1,671	153
Estee Lauder Cos., Inc. (The), Class A	873	65
Expedia, Inc.	1,803	158
Express Scripts Holding Co. (a)	4,734	334
Exxon Mobil Corp.	5,100	480
Facebook, Inc., Class A (a)	2,000	158
Fair Isaac Corp.	2,787	154
FedEx Corp.	1,771	286
Financial Engines, Inc.	4,600	157

Fiserv, Inc. (a)	2,100	136
Ford Motor Co.	6,200	92
Freeport-McMoRan, Inc.	2,200	72
General Electric Co.	12,300	315
General Mills, Inc.	4,613	233
General Motors Co.	2,300	73
Gilead Sciences, Inc. (a)	8,956	953
Global Payments, Inc.	2,182	152
Goldman Sachs Group, Inc. (The)	800	147
Google, Inc., Class A (a)	300	177
Google, Inc., Class C (a)	300	173
Green Plains, Inc.	4,064	152
Halliburton Co.	2,200	142
Health Care REIT, Inc.	1,900	119
Heartland Express, Inc.	6,502	156
Heartland Payment Systems, Inc.	3,252	155
Herbalife Ltd.	192	8
Hershey Co. (The)	692	66
Hewlett-Packard Co.	2,600	92
Home Depot, Inc.	1,900	174
Honeywell International, Inc.	1,300	121
Hormel Foods Corp.	669	34
Hospira, Inc. (a)	769	40
Humana, Inc.	710	93
Ingersoll-Rand PLC	1,900	107
Intel Corp.	6,200	216
Interface, Inc.	7,441	120
International Business Machines Corp.	1,200	228
International Speedway Corp., Class A	2,312	73
Intuitive Surgical, Inc. (a)	165	76
Invacare Corp.	2,857	34
JM Smucker Co. (The)	237	23
Johnson & Johnson	16,223	1,729
Johnson Controls, Inc.	1,500	66
Jones Lang LaSalle, Inc.	1,222	154
JPMorgan Chase & Co.	4,600	277
KB Home	10,059	150
Kellogg Co.	920	57
Keurig Green Mountain, Inc.	433	56
KeyCorp	9,200	123
Kimberly-Clark Corp.	1,316	142
Kraft Foods Group, Inc.	2,100	118
Kroger Co. (The)	1,847	96
Laboratory Corp. of America Holdings (a)	391	40
Landstar System, Inc.	2,146	155
Lennar Corp., Class A	3,918	152
Loews Corp.	3,680	153
Lorillard, Inc.	1,182	71
Lowe’s Cos., Inc.	2,000	106
Mallinckrodt PLC (a)	520	47
Marathon Petroleum Corp.	900	76
Mastercard, Inc., Class A	3,759	278
MAXIMUS, Inc.	3,815	153
McCormick & Co., Inc.	328	22
McDonald’s Corp.	1,500	142
McKesson Corp.	2,358	459
Mead Johnson Nutrition Co.	798	77
Medtronic, Inc.	6,768	419
Merck & Co., Inc.	17,002	1,008
MetLife, Inc.	2,400	129
Micron Technology, Inc. (a)	2,000	69

Microsoft Corp.	9,000	417
Minerals Technologies, Inc.	2,456	152
Molson Coors Brewing Co., Class B	681	51
Mondelez International, Inc., Class A	9,368	321
Monsanto Co.	800	90
Monster Beverage Corp. (a)	442	41
Mylan, Inc. (a)	1,710	78
Nabors Industries Ltd.	6,639	151
Netflix, Inc. (a)	100	45
Newmont Mining Corp.	6,552	151
NIKE, Inc., Class B	1,700	152
Noble Energy, Inc.	1,400	96
Nucor Corp.	2,000	109
Occidental Petroleum Corp.	1,200	115
Olympic Steel, Inc.	920	19
Oracle Corp.	4,300	165
Parker Hannifin Corp.	900	103
Patterson Cos., Inc.	376	16
PepsiCo, Inc.	7,556	703
PerkinElmer, Inc.	4,070	177
Perrigo Co., PLC	1,640	246
Pfizer, Inc.	36,911	1,091
Philip Morris International, Inc.	8,188	683
Phillips 66	1,200	98
Pioneer Natural Resources Co.	1,184	233
Power Integrations, Inc.	2,799	151
PPG Industries, Inc.	600	118
Precision Castparts Corp.	648	154
Priceline Group, Inc. (a)	100	116
PrivateBancorp, Inc.	5,159	154
Procter & Gamble Co. (The)	13,167	1,103
ProLogis, Inc. REIT	2,800	106
Prudential Financial, Inc.	1,400	123
PVH Corp.	1,259	153
QEP Resources, Inc.	4,942	152
QUALCOMM, Inc.	2,100	157
Quest Diagnostics, Inc.	663	40
Range Resources Corp.	2,274	154
Raytheon Co.	1,000	102
Regeneron Pharmaceuticals, Inc. (a)	465	168
Republic Services, Inc.	2,900	113
Reynolds American, Inc.	1,140	67
Roper Industries, Inc.	1,853	271
Ryland Group, Inc. (The)	4,490	149
Safeway, Inc.	877	30
Salesforce.com, Inc. (a)	1,100	63
Schlumberger Ltd.	1,800	183
Sigma-Aldrich Corp.	1,133	154
Skyworks Solutions, Inc.	2,650	154
SM Energy Co.	1,936	151
Sonic Automotive, Inc., Class A	6,608	162
Southwest Airlines Co.	4,576	155
St. Jude Medical, Inc.	1,306	79
Standex International Corp.	994	74
Starbucks Corp.	1,400	106
Starwood Hotels & Resorts Worldwide, Inc.	1,100	92
Stewart Information Services Corp.	1,998	59
Stryker Corp.	1,362	110
SunTrust Banks, Inc.	2,900	110
Sysco Corp.	2,050	78
T. Rowe Price Group, Inc.	1,600	125

Target Corp.	2,200	138
Tenet Healthcare Corp. (a)	446	26
Terex Corp.	4,837	154
Textron, Inc.	4,251	153
Thermo Fisher Scientific, Inc.	3,112	379
Time Warner Cable, Inc.	600	86
Time Warner, Inc.	1,700	128
Time, Inc. (a)	212	5
Titan International, Inc.	8,843	105
TJX Cos., Inc. (The)	2,000	118
Towers Watson & Co., Class A	1,539	153
Triumph Group, Inc.	2,345	153
Twenty-First Century Fox, Inc.	8,075	276
Tyson Foods, Inc., Class A	1,032	41
UniFirst Corp.	1,465	142
Union Pacific Corp.	1,600	173
United Community Banks, Inc.	9,345	154
United Parcel Service, Inc., Class B	1,200	118
United States Steel Corp.	3,714	145
United Technologies Corp.	1,100	116
UnitedHealth Group, Inc.	6,087	525
Universal Health Services, Inc., Class B	1,390	145
UTi Worldwide, Inc. (a)	14,606	155
Valero Energy Corp.	1,500	69
Varian Medical Systems, Inc. (a)	478	38
Ventas, Inc. REIT	1,700	105
Verizon Communications, Inc.	4,844	242
Vertex Pharmaceuticals, Inc. (a)	1,066	120
Visa, Inc., Class A	1,429	305
Vulcan Materials Co.	2,515	151
Wabtec Corp.	1,908	155
Wal-Mart Stores, Inc.	7,564	578
Walgreen Co.	4,625	274
Walt Disney Co. (The)	2,100	187
Waters Corp. (a)	389	39
WellPoint, Inc.	2,171	260
Wells Fargo & Co.	5,600	290
Whole Foods Market, Inc.	1,277	49
Woodward, Inc.	3,178	151
World Fuel Services Corp.	3,802	152
WW Grainger, Inc.	400	101
Xcel Energy, Inc.	6,100	185
Yahoo!, Inc. (a)	1,800	73
Zimmer Holdings, Inc.	2,074	209
Zions Bancorporation	5,295	154
Zoetis, Inc.	2,309	85
		51,665
Total Common Stocks (Cost $107,556)		106,620

	No. of Rights
Rights (0.0%)
Australia (0.0%)
Arrium Ltd. (a)	1,334	—	@

Portugal (0.0%)
Mota Engil SGPS (a)(b)	1,396	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (a)	281,451	28
Banco Popular Espanol SA (a)	73,946	1
		29
Total Rights (Cost $30)		29

	Shares	Value (000)
Investment Companies (0.5%)
United Kingdom (0.5%)
ETFS Daily Short Copper (a)	70,400	2,260

United States (0.0%)
SPDR S&P 500 ETF Trust	303	60
Total Investment Companies (Cost $2,343)		2,320

	Face Amount (000)		Value (000)
Fixed Income Security (0.1%)
Portugal (0.1%)
Sovereign (0.1%)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16 (c) (Cost $600)	EUR	430	586

	Shares	Value (000)
Short-Term Investments (70.9%)
Investment Company (68.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $324,177)	324,177,422	324,177

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.2%)
U.S. Treasury Bills,
0.04%, 2/12/15 (e)(f)	$3,085	3,085
0.05%, 2/12/15 (e)(f)	7,147	7,146
Total U.S. Treasury Securities (Cost $10,230)		10,231
Total Short-Term Investments (Cost $334,407)		334,408
Total Investments (94.1%) (Cost $444,936) (g)+		443,963
Other Assets in Excess of Liabilities (5.9%)		27,808
Net Assets (100.0%)		$471,771

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2014.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $31,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)		Rate shown is the yield to maturity at September 30, 2014.
(f)		All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)		Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $444,936,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $973,000 of which approximately $3,747,000 related to appreciated securities and approximately $4,720,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CDI		CHESS Depositary Interest.
CVA		Certificaten Van Aandelen.
GDR		Global Depositary Receipt.
OJSC		Open Joint Stock Company.
REIT		Real Estate Investment Trust.
SPDR		Standard & Poor’s Depository Receipt.
EUR	–	Euro

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse International	ILS	10,753	$2,920	10/15/14	USD	2,916	$2,916	$(4)
Bank of America NA	CHF	705	739	10/16/14	USD	755	755	16
Bank of America NA	GBP	315	511	10/16/14	USD	511	511	— @
Bank of America NA	PLN	9,593	2,895	10/16/14	USD	2,911	2,911	16
Bank of America NA	USD	2,565	2,565	10/16/14	BRL	6,003	2,443	(122)
Bank of America NA	USD	2,298	2,298	10/16/14	CHF	2,195	2,299	1
Bank of Montreal	HUF	714,808	2,905	10/16/14	USD	2,903	2,903	(2)
Bank of Montreal	NZD	27,484	21,426	10/16/14	USD	22,347	22,347	921
Bank of Montreal	TRY	6,619	2,897	10/16/14	USD	2,910	2,910	13
Bank of Montreal	TRY	9,996	4,374	10/16/14	USD	4,488	4,488	114
Bank of Montreal	TRY	81	35	10/16/14	USD	36	36	1
Bank of Montreal	TRY	2,758	1,207	10/16/14	USD	1,205	1,205	(2)
Bank of New York Mellon	USD	674	674	10/16/14	GBP	415	674	(— @)
Barclays Bank PLC	AUD	11,484	10,045	10/16/14	USD	10,077	10,077	32
Barclays Bank PLC	AUD	31,152	27,248	10/16/14	USD	28,065	28,065	817
Barclays Bank PLC	AUD	5,560	4,863	10/16/14	USD	4,878	4,878	15
Barclays Bank PLC	AUD	1,478	1,293	10/16/14	USD	1,290	1,290	(3)
Barclays Bank PLC	CLP	6,601,618	11,024	10/16/14	USD	11,162	11,162	138
Barclays Bank PLC	INR	179,522	2,898	10/16/14	USD	2,912	2,912	14
Barclays Bank PLC	KRW	3,054,222	2,892	10/16/14	USD	2,917	2,917	25
Barclays Bank PLC	USD	942	942	10/16/14	GBP	581	942	(— @)
Barclays Bank PLC	USD	351	351	10/16/14	INR	21,422	346	(5)
Barclays Bank PLC	USD	3,660	3,660	10/16/14	KRW	3,794,331	3,593	(67)
Citibank NA	JPY	1,799,457	16,409	10/16/14	USD	16,794	16,794	385
Citibank NA	USD	865	865	10/16/14	CHF	808	846	(19)
Citibank NA	USD	14,298	14,298	10/16/14	EUR	11,045	13,951	(347)
Citibank NA	USD	7,928	7,928	10/16/14	JPY	869,372	7,928	(— @)
Commonwealth Bank of Australia	AUD	17,452	15,265	10/16/14	USD	15,723	15,723	458

Commonwealth Bank of Australia	AUD	8,339	7,294	10/16/14	USD	7,513	7,513	219
Deutsche Bank AG	CHF	546	572	10/16/14	USD	585	585	13
Deutsche Bank AG	IDR	24,893,564	2,038	10/16/14	USD	2,019	2,019	(19)
Deutsche Bank AG	IDR	10,167,794	832	10/16/14	USD	826	826	(6)
Deutsche Bank AG	JPY	522,910	4,769	10/16/14	USD	4,880	4,880	111
Deutsche Bank AG	MYR	9,521	2,899	10/16/14	USD	2,905	2,905	6
Deutsche Bank AG	MYR	2,344	714	10/16/14	USD	713	713	(1)
Deutsche Bank AG	USD	7,074	7,074	10/16/14	EUR	5,465	6,903	(171)
Deutsche Bank AG	USD	4,612	4,612	10/16/14	GBP	2,843	4,608	(4)
Deutsche Bank AG	USD	1,125	1,125	10/16/14	INR	68,544	1,107	(18)
Goldman Sachs International	AUD	3,545	3,100	10/16/14	USD	3,094	3,094	(6)
Goldman Sachs International	EUR	84,840	107,167	10/16/14	USD	109,828	109,828	2,661
Goldman Sachs International	EUR	1,351	1,707	10/16/14	USD	1,714	1,714	7
Goldman Sachs International	HKD	49,362	6,357	10/16/14	USD	6,369	6,369	12
Goldman Sachs International	USD	568	568	10/16/14	JPY	60,832	555	(13)
Goldman Sachs International	USD	1,787	1,787	10/16/14	TWD	53,659	1,764	(23)
JPMorgan Chase Bank NA	NZD	28,687	22,364	10/16/14	USD	23,325	23,325	961
JPMorgan Chase Bank NA	NZD	8,627	6,725	10/16/14	USD	6,713	6,713	(12)
JPMorgan Chase Bank NA	TWD	88,729	2,917	10/16/14	USD	2,925	2,925	8
JPMorgan Chase Bank NA	USD	855	855	10/16/14	TWD	25,658	844	(11)
JPMorgan Chase Bank NA	USD	1,138	1,138	10/16/14	ZAR	12,531	1,108	(30)
Northern Trust Company	SGD	3,715	2,912	10/16/14	USD	2,917	2,917	5
Royal Bank of Scotland PLC	BRL	10,532	4,286	10/16/14	USD	4,460	4,460	174
Royal Bank of Scotland PLC	BRL	7,110	2,894	10/16/14	USD	2,902	2,902	8
Royal Bank of Scotland PLC	CLP	1,752,263	2,926	10/16/14	USD	2,921	2,921	(5)
Royal Bank of Scotland PLC	CLP	631,431	1,054	10/16/14	USD	1,055	1,055	1
Royal Bank of Scotland PLC	MXN	39,180	2,915	10/16/14	USD	2,905	2,905	(10)
Royal Bank of Scotland PLC	USD	1,645	1,645	10/16/14	BRL	4,040	1,645	(— @)
Royal Bank of Scotland PLC	USD	4,061	4,061	10/16/14	BRL	9,508	3,869	(192)
Royal Bank of Scotland PLC	USD	4,444	4,444	10/16/14	EUR	3,433	4,336	(108)

Royal Bank of Scotland PLC	USD	13,831	13,831	10/16/14	JPY	1,482,112	13,515	(316)
Royal Bank of Scotland PLC	USD	523	523	10/16/14	MXN	6,928	515	(8)
State Street Bank and Trust Co.	MXN	59,962	4,460	10/16/14	USD	4,526	4,526	66
State Street Bank and Trust Co.	SEK	2,310	320	10/16/14	USD	324	324	4
State Street Bank and Trust Co.	THB	94,495	2,913	10/16/14	USD	2,918	2,918	5
State Street Bank and Trust Co.	THB	14,659	452	10/16/14	USD	452	452	(— @)
UBS AG	EUR	16,664	21,050	10/16/14	USD	21,572	21,572	522
UBS AG	NZD	1,776	1,384	10/16/14	USD	1,444	1,444	60
UBS AG	RUB	112,638	2,836	10/16/14	USD	2,867	2,867	31
UBS AG	USD	436	436	10/16/14	CHF	407	427	(9)
UBS AG	USD	930	930	10/16/14	MXN	12,324	916	(14)
UBS AG	USD	1,757	1,757	10/16/14	RUB	66,968	1,687	(70)
UBS AG	ZAR	45,297	4,005	10/16/14	USD	4,113	4,113	108
UBS AG	ZAR	32,781	2,899	10/16/14	USD	2,914	2,914	15
UBS AG	ZAR	5,709	505	10/16/14	USD	504	504	(1)
			$437,479				$443,824	$6,345

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	2	$112	Oct-14	$ (— @)
Euro Stoxx 50 Index (Germany)	1,590	64,726	Dec-14	30
FTSE 100 Index (United Kingdom)	60	6,425	Dec-14	(155)
FTSE MIB Index (Italy)	45	5,931	Dec-14	23
IBEX 35 Index (Spain)	42	5,760	Oct-14	(6)
MSCI Emerging Market E Mini (United States)	335	16,795	Dec-14	(710)
NIKKEI 225 Index (Japan)	391	28,877	Dec-14	745
S&P 500 E MINI Index (United States)	842	82,748	Dec-14	(934)
SPI 200 Index (Australia)	24	2,775	Dec-14	(44)

Short:
Copper High Grade Index (United States)	114	(8,571)	Dec-14	559
German Euro Bund (Germany)	245	(46,324)	Dec-14	(170)
Hang Seng Index (Hong Kong)	346	(23,009)	Oct-14	687
U.S. Treasury 10 yr. Note (United States)	1,503	(187,335)	Dec-14	1,099
				$1,124

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at September 30, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays EM Consumer Staples Index††	$1,465	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	$92
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,664	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	105
Barclays Bank PLC	Barclays EM Consumer Staples Index††	833	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	53
Barclays Bank PLC	Barclays EM Consumer Staples Index††	520	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	33
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,635	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	103
Barclays Bank PLC	Barclays EM Consumer Staples Index††	233	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	13
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,529	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	21
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,260	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	80
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,162	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	73
Barclays Bank PLC	Barclays EM Consumer Staples Index††	1,969	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	124
Barclays Bank PLC	Barclays EU Luxury Index ††	1,292	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	32
Barclays Bank PLC	Barclays EU Luxury Index ††	8,311	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	505
Barclays Bank PLC	MSCI U.S. REIT Index	3,029	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	(1)

Barclays Bank PLC	MSCI U.S. REIT Index		1,665	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	81
Barclays Bank PLC	MSCI U.S. REIT Index		972	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	48
Barclays Bank PLC	MSCI U.S. REIT Index		18,991	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	927
Barclays Bank PLC	Barclays Global Elevators Index††		3,272	3 Month USD LIBOR minus 0.35%	Pay	9/3/15	149
Bank of America NA	MSCI World/Energy Equipment Index	$1,524		3 Month USD LIBOR minus 0.35%	Pay	5/5/15	(5)
Bank of America NA	MSCI World/Energy Equipment Index		1,109	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	108
Bank of America NA	MSCI World/Energy Equipment Index		1,414	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	138
Bank of America NA	MSCI World/Energy Equipment Index		733	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	71
Bank of America NA	MSCI World/Energy Equipment Index		5,621	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	546
Bank of America NA	MSCI World/Energy Equipment Index		2,338	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	227
Bank of America NA	Merrill Lynch Copper Proxy Index ††		6,356	3 Month USD LIBOR minus 0.38%	Pay	9/25/15	92
Deutsche Bank AG	DB Non-US Machinery Index††		22,665	3 Month USD LIBOR minus 0.23%	Pay	9/1/15	—
Deutsche Bank AG	DB Hong Kong ex RE Index††	HKD	86,296	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	492
Deutsche Bank AG	DB Hong Kong ex RE Index††	HKD	84,041	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	718
Deutsche Bank AG	DB Hong Kong ex RE Index††		16,314	3 Month HKD HIBOR minus 0.40%	Pay	9/4/15	51
Goldman Sachs International	GS Iron Ore II Index††	$614		3 Month USD LIBOR minus 0.51%	Pay	6/10/15	68

Goldman Sachs International	GS Iron Ore II Index††		9,101	3 Month USD LIBOR minus 0.51%	Pay	6/10/15	1,003
Goldman Sachs International	GS Iron Ore II Index††		5,856	3 Month USD LIBOR minus 0.58%	Pay	6/10/15	246
Goldman Sachs International	GS Iron Ore II Index††		5,546	3 Month USD LIBOR minus 0.58%	Pay	6/10/15	579
Goldman Sachs International	GS Iron Ore II Index††		10,279	3 Month USD LIBOR minus 0.58%	Pay	6/10/15	1,133
Goldman Sachs International	GS Turkey Index ††		1,719	3 Month USD LIBOR minus 0.98%	Pay	8/20/15	23
Goldman Sachs International	GS Turkey Index ††		12,915	3 Month USD LIBOR minus 0.98%	Pay	8/20/15	1,063
Goldman Sachs International	GS US Aircraft Leasing Index ††		3,328	3 Month USD LIBOR minus 0.29%	Pay	9/25/15	251
Goldman Sachs International	GS US Dividend Index ††		14,217	3 Month USD LIBOR minus 0.25%	Pay	10/2/15	109
JPMorgan Chase Bank NA	JPM US Airlines Index ††		1,442	3 Month USD LIBOR minus 0.32%	Pay	7/3/15	— @
JPMorgan Chase Bank NA	JPM US Airlines Index ††		4,287	3 Month USD LIBOR minus 0.32%	Pay	7/3/15	(9)
JPMorgan Chase Bank NA	JPM US Airlines Index ††		3,889	3 Month USD LIBOR minus 0.29%	Pay	7/3/15	(8)
JPMorgan Chase Bank NA	JPM US Airlines Index ††		4,309	3 Month USD LIBOR minus 0.32%	Pay	7/6/15	(9)
JPMorgan Chase Bank NA	JPM MSCI China Index ††	HKD	9,752	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	41
JPMorgan Chase Bank NA	JPM MSCI China Index ††		85,101	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	743
JPMorgan Chase Bank NA	JPM US Machinery Index ††	$24,556		3 Month USD LIBOR minus 0.28%	Pay	8/27/15	473

JPMorgan Chase Bank NA	JPM Aerospace Index ††	3,408		3 Month USD LIBOR minus 0.26%	Pay	9/7/15	(4)
JPMorgan Chase Bank NA	JPM Aerospace Index ††	39,847		3 Month USD LIBOR minus 0.26%	Pay	9/8/15	615
JPMorgan Chase Bank NA	MSCI Australia Bank	AUD	12,547	3 Month AUD-BBR-minus 0.18%	Pay	9/23/15	277
JPMorgan Chase Bank NA	MSCI Australia Bank	805		3 Month AUD-BBR-minus 0.18%	Pay	9/23/15	9
							$11,479

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples Index as of September 30, 2014.

Security Description	Index Weight
Barclays EM Consumer Staples Index
AMBEV SA	22.27%
BRF SA	5.23
Fomento Economico Mexicano SA	19.12
Hengan International Group Co., Ltd.	8.24
Magnit PJSC	14.97
Uni-President Enterprises Corp.	8.02
Wal-Mart de Mexico SAB de CV	13.90
Want Want China Holdings, Ltd.	8.25
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EU Luxury Index as of September 30, 2014.

Security Description	Index Weight
Barclays EU Luxury Index
Adidas AG	6.32%
Brunello Cucinelli SpA	1.94
Burberry Group PLC	6.69
Christian Dior SA	6.97
Cie Financiere Richmont SA	12.81
Coach, Inc.	5.24
Hermes International	2.79
Hugo Boss AG	5.02
Kering	9.40
LVMH Moet Hennessy Louis Vuitton	19.94
Moncler SpA	3.46
Salvatore Ferragamo SpA	4.11
Swatch Group AG (UHR VX)	8.21
Swatch Group AG (UHRN SE)	4.08
Tod’s SpA	3.02
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Global Elevators Index as of  September 30, 2014.

Security Description	Index Weight
Barclays Global Elevators Index
Fujitec Co. Ltd.	1.80%
Kone OYJ	36.08
Schindler Holding AG	26.21
United Technologies Corp.	34.30
Yungtay Engineering Co. Ltd.	1.61
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Non-US Machinery Index as of September 30, 2014.

Security Description	Index Weight
DB Non-US Machinery Index
Alfa Laval AB	2.89%
Atlas Copco AB (ATCOA SS)	7.66
Atlas Copco AB (ATCOB SS)	4.07
CNH Industrial NV	3.21
CSR Corp Ltd.	0.68
Daewoo Shipbuilding & Marine	0.92
Doosan Infracore Co. Ltd.	0.57
GEA Group AG	3.16
Hino Motors Ltd.	1.42
Hitachi Construction Machinery Corp.	0.82
Hiwin Technologies Corp.	0.77
Hyundai Heavy Industries Co. Ltd.	2.15
Hyundai Mipo Dockyard Co. Ltd.	0.48
IMI PLC	2.36
JTEKT Corp.	1.27
Kawasaki Heavy Industries Ltd.	2.03
Komatsu Ltd.	8.26
Kone OYJ	5.09
Kubota Corp.	6.57
MAN SE	1.61
Melrose Industries PLC	2.00
Metso OYJ	1.72
NGK Insulators Ltd.	2.54
Samsung Heavy Industries Co. Ltd.	1.60
Sandvik AB	5.17
Schindler Holding AG (SCHN SE)	1.18
Schindler Holding AG (SCHP VX)	2.55
Sembcorp Marine Ltd.	1.02
SMC Corp. (Japan)	5.52
Sulzer AG	1.19
Sumimoto Heavy Industries Ltd.	1.12
United Tractors Tbk PT	1.17
Vallourec SA	1.87
Volvo AB	7.17
Wartsila OYJ Abp	2.86
Weichai Power Co. Ltd.	0.75
Weir Group PLC (The)	3.55
Yangzijiang Shipbuilding Holdings	0.70
Zoomlian Heavy Industry Science	0.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Hong Kong ex RE Index as of  September 30, 2014.

Security Description	Index Weight
DB Hong Kong ex RE Index
AIA Group Ltd.	23.13%
ASM Pacific Technology Ltd.	1.05
Bank of East Asia Ltd.	1.99
BOC Hong Kong Holdings Ltd.	4.33
Cathay Pacific Airways Ltd.	0.87
Cheung Kong Infrastructure Holdings Ltd.	1.62
CLP Holdings Ltd.	5.93
First Pacific Co. Ltd. (Hong Kong)	0.96
Galaxy Entertainment Group Ltd.	5.49
Hang Seng Bank Ltd.	4.79
HKT Trust and HKT Ltd.	1.18
Hong Kong & China Gas Co. Ltd.	5.24
Hong Kong Exchanges and Clearing	7.94
Hutchinson Whampoa Ltd.	10.73
Li & Fung Ltd.	3.16
MGM China Holdings Ltd.	1.07
MTR Corp. Ltd.	2.21
NWS Holdings Ltd.	0.52
PCCW Ltd.	0.89
Power Assets Holdings Ltd.	4.54
Sands China Ltd.	5.55
Shangri-La Asia Ltd.	0.84
SJM Holdings Ltd.	1.47
Techtronic Industries Co. Ltd.	1.57
Wynn Macau Ltd.	1.96
Yue Yuen Industrial Holdings Ltd.	0.97
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Iron Ore II Index as of September 30, 2014.

Security Description	Index Weight
GS Iron Ore II Index
African Rainbow Minerals Ltd.	1.15%
Assore Ltd.	0.29
BHP Billiton Ltd.	42.75
Ferrexpo PLC	0.22
Fortescue Metals Group Ltd.	4.12
Kumba Iron Ore Ltd.	2.69
Rio Tinto PLC	32.29
Vale SA	16.49
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Turkey Index as of September 30, 2014.

Security Description	Index Weight
GS Turkey Index
Akbank TAS	14.24%
Arcelik AS	2.80
BIM Birlesik Magazalar AS	3.17
Emlak Konut Gayrimenkul Yatirim Ortaklig	5.19
Enka Insaat ve Sanayi AS	2.62
Eregli Demir ve Celik Fabrikalari TAS	6.14
Haci Omer Sabanci Holding AS	4.27
KOC Holding AS	4.67
TAV Havalimanlari Holding AS	1.65
Tofas Turk Otomobil Fabrikasi AS	1.92
Tupras Turkiye Petrol Rafinerileri AS	3.39
Turk Hava Yollari	3.82
Turk Telekomunikasyon AS	2.24
Turkcell Iletisim Hizmetleri AS	3.54
Turkiye Garanti Bankasi AS	18.30
Turkiye Halk Bankasi AS	10.19
Turkiye Is Bankasi	5.39
Turkiye Sise ve Cam Fabrikalari AS	1.77
Turkiye Vakiflar Bankasi Tao	3.72
Ulker Biskuvi Sanayi AS	0.97
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS US Aircraft Leasing Index as of September 30, 2014.

Security Description	Index Weight
GS US Aircraft Leasing Index
AerCap Holdings NV	66.29%
Air Lease Corp	23.78
Aircastle Ltd	7.77
Fly Leasing Ltd	2.16
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS US Dividend Index as of September 30, 2014.

Security Description	Index Weight
GS US Dividend Index
AbbVie Inc	0.53%
Acadia Realty Trust	0.54
AGL Resources Inc	0.54
Alexandria Real Estate Equities Inc	0.54
Alliant Energy Corp	0.54
American Eagle Outfitters Inc	0.54
American Electric Power Co Inc	0.54
American Financial Group Inc/OH	0.53
American Science & Engineering Inc	0.20
Analog Devices Inc	0.53
Apartment Investment & Management Co	0.54
Arthur J Gallagher & Co	0.54
Atmos Energy Corp	0.54
AvalonBay Communities Inc	0.54
Avery Dennison Corp	0.52
Avista Corp	0.53
Bank of Hawaii Corp	0.53
Baxter International Inc	0.53
Bemis Co Inc	0.54
Big 5 Sporting Goods Corp	0.16
Black Hills Corp	0.53
Brady Corp	0.53
Brookline Bancorp Inc	0.35
Brooks Automation Inc	0.52
CA Inc	0.54
Cablevision Systems Corp	0.53
Calamos Asset Management Inc	0.24
Camden Property Trust	0.55
Campbell Soup Co	0.54
Cato Corp/The	0.51
CDI Corp	0.09
Cedar Realty Trust Inc	0.22
CenterPoint Energy Inc	0.55
Chesapeake Lodging Trust	0.54
Chevron Corp	0.53
Cincinnati Financial Corp	0.54
Cinemark Holdings Inc	0.53
Cisco Systems Inc	0.55
City Holding Co	0.41

Cleco Corp	0.52
Clorox Co/The	0.54
CMS Energy Corp	0.54
Coach Inc	0.52
Coca-Cola Co/The	0.55
Community Bank System Inc	0.53
Compass Minerals International Inc	0.53
Computer Programs & Systems Inc	0.53
Comtech Telecommunications Corp	0.42
ConAgra Foods Inc	0.54
ConocoPhillips	0.53
Cracker Barrel Old Country Store Inc	0.54
Daktronics Inc	0.22
Deere & Co	0.53
DiamondRock Hospitality Co	0.53
Diebold Inc	0.53
Dime Community Bancshares Inc	0.32
DineEquity Inc	0.55
Dominion Resources Inc/VA	0.55
Domtar Corp	0.52
DTE Energy Co	0.54
Duke Realty Corp	0.54
EastGroup Properties Inc	0.54
Eaton Corp PLC	0.52
El Paso Electric Co	0.54
Eli Lilly & Co	0.53
Equity One Inc	0.54
Equity Residential	0.54
Essex Property Trust Inc	0.53
Exelon Corp	0.54
Extra Space Storage Inc	0.54
Exxon Mobil Corp	0.53
Federated Investors Inc	0.53
First American Financial Corp	0.53
First Commonwealth Financial Corp	0.43
First Niagara Financial Group Inc	0.53
FirstMerit Corp	0.54
FNB Corp/PA	0.53
Ford Motor Co	0.49
Freeport-McMoRan Inc	0.53
Fulton Financial Corp	0.53
GameStop Corp	0.52
Garmin Ltd	0.54
General Electric Co	0.54
General Mills Inc	0.54
General Motors Co	0.52
Great Plains Energy Inc	0.54

Greenhill & Co Inc	0.54
Greif Inc	0.53
Guess? Inc	0.52
Gulfmark Offshore Inc	0.50
Hancock Holding Co	0.53
Harsco Corp	0.52
Hasbro Inc	0.53
HCI Group Inc	0.52
Horace Mann Educators Corp	0.43
Host Hotels & Resorts Inc	0.54
IDACORP Inc	0.54
Integrys Energy Group Inc	0.54
International Paper Co	0.53
Intersil Corp	0.52
Iron Mountain Inc	0.55
Janus Capital Group Inc	0.52
Kellogg Co	0.54
Kimberly-Clark Corp	0.54
Kimco Realty Corp	0.54
Koppers Holdings Inc	0.51
Kraft Foods Group Inc	0.54
Laclede Group Inc/The	0.54
Leggett & Platt Inc	0.53
Leidos Holdings Inc	0.54
Lexmark International Inc	0.54
Lockheed Martin Corp	0.55
Lorillard Inc	0.54
Lumos Networks Corp	0.14
Macerich Co/The	0.54
Mack-Cali Realty Corp	0.53
ManTech International Corp/VA	0.52
McDonald’s Corp	0.54
MDC Holdings Inc	0.52
Merck & Co Inc	0.54
Meredith Corp	0.52
Microchip Technology Inc	0.53
Myers Industries Inc	0.43
National Penn Bancshares Inc	0.53
Navient Corp	0.54
NBT Bancorp Inc	0.45
New Jersey Resources Corp	0.54
NextEra Energy Inc	0.54
Northeast Utilities	0.54
NorthWestern Corp	0.53
Occidental Petroleum Corp	0.53
Old National Bancorp/IN	0.53
Olin Corp	0.53

Omnicom Group Inc	0.53
ONE Gas Inc	0.53
ONEOK Inc	0.53
Owens & Minor Inc	0.53
PACCAR Inc	0.53
Parkway Properties Inc/Md	0.55
Paychex Inc	0.54
Pennsylvania Real Estate Investment Trust	0.54
Pepco Holdings Inc	0.53
PepsiCo Inc	0.54
Pfizer Inc	0.53
PG&E Corp	0.55
Piedmont Natural Gas Co Inc	0.53
Pinnacle West Capital Corp	0.53
Pitney Bowes Inc	0.53
PNM Resources Inc	0.53
Post Properties Inc	0.54
Potlatch Corp	0.54
Procter & Gamble Co/The	0.53
Prologis Inc	0.54
Provident Financial Services Inc	0.53
Public Service Enterprise Group Inc	0.53
Public Storage	0.54
Questar Corp	0.54
Rayonier Inc	0.54
Regency Centers Corp	0.54
Rent-A-Center Inc/TX	0.54
S&T Bancorp Inc	0.18
Schweitzer-Mauduit International Inc	0.54
Scotts Miracle-Gro Co/The	0.54
Seagate Technology PLC	0.54
Simon Property Group Inc	0.54
Sonoco Products Co	0.54
South Jersey Industries Inc	0.54
Southwest Gas Corp	0.53
Sovran Self Storage Inc	0.53
Spectra Energy Corp	0.54
Spok Holdings Inc	0.23
Stage Stores Inc	0.54
Staples Inc	0.51
Superior Industries International Inc	0.21
Susquehanna Bancshares Inc	0.52
Sysco Corp	0.54
Tanger Factory Outlet Centers Inc	0.54
Taubman Centers Inc	0.54
Tessera Technologies Inc	0.52
Tompkins Financial Corp	0.21

TrustCo Bank Corp NY	0.30
Trustmark Corp	0.53
Tupperware Brands Corp	0.53
UDR Inc	0.54
Umpqua Holdings Corp	0.54
United Bankshares Inc/WV	0.53
United Fire Group Inc	0.32
Universal Technical Institute Inc	0.05
Vectren Corp	0.54
Vornado Realty Trust	0.54
Waste Management Inc	0.54
Weingarten Realty Investors	0.54
Westamerica Bancorporation	0.53
Westar Energy Inc	0.54
Western Union Co/The	0.53
Williams Cos Inc/The	0.53
Wisconsin Energy Corp	0.54
Xcel Energy Inc	0.54
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of September 30, 2014.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings Inc	0.71%
Agricultural Bank of China Ltd	1.65
Bank of China Ltd	6.15
Bank of Communications Co Ltd	1.05
Beijing Enterprises Holdings Ltd	0.73
Brilliance China Automotive Holdings Ltd	0.89
Byd Co Ltd	0.72
China CITIC Bank Corp Ltd	0.85
China Communications Construction Co Ltd	0.55
China Construction Bank Corp	8.69
China Everbright International Ltd	0.55
China Gas Holdings Ltd	0.57
China Life Insurance Co Ltd	3.57
China Longyuan Power Group Corp Ltd	0.50
China Mengniu Dairy Co Ltd	0.99
China Merchants Bank Co Ltd	1.37
China Merchants Holdings International C	0.60
China Minsheng Banking Corp Ltd	1.01
China Mobile Ltd	11.21
China Oilfield Services Ltd	0.81
China Overseas Land & Investment Ltd	1.77
China Pacific Insurance Group Co Ltd	1.58
China Petroleum & Chemical Corp	3.84
China Resources Enterprise Ltd	0.49
China Resources Land Ltd	0.68
China Resources Power Holdings Co Ltd	0.86
China Shenhua Energy Co Ltd	1.65
China Telecom Corp Ltd	1.41
China Unicom Hong Kong Ltd	1.21
CITIC Ltd	0.47
CNOOC Ltd	5.09
Dongfeng Motor Group Co Ltd	0.74
ENN Energy Holdings Ltd	0.84
Great Wall Motor Co Ltd	0.71
Hengan International Group Co Ltd	1.26
Huaneng Power International Inc	0.59
ICBC	7.95
Kunlun Energy Co Ltd	0.80
Lenovo Group Ltd	1.54
PetroChina Co Ltd	4.62
PICC Property & Casualty Co Ltd	0.98
Ping An Insurance Group Co of China Ltd	2.65
Tencent Holdings Ltd	12.93
Tingyi Cayman Islands Holding Corp	0.90
Want Want China Holdings Ltd	1.27
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM US Airlines Index as of September 30, 2014.

Security Description	Index Weight
JPM US Airlines Index
American Airlines Group Inc	25.41%
Delta Air Lines Inc	30.47
JetBlue Airways Corp	3.19
Southwest Airlines Co	23.29
United Continental Holdings Inc	17.64
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM US Machinery Index as of September 30, 2014.

Security Description	Index Weight
JPM US Machinery Index
AGCO Corp	1.59%
Caterpillar Inc	25.29
Cummins Inc	9.26
Deere & Co	10.74
Dover Corp	5.34
Flowserve Corp	3.76
Illinois Tool Works Inc	12.70
Ingersoll-Rand PLC	6.06
Joy Global Inc	2.26
PACCAR Inc	7.92
Parker-Hannifin Corp	6.33
Pentair PLC	4.91
SPX Corp	1.40
Xylem Inc/NY	2.44
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of September 30, 2014.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group NV	13.90%
B/E Aerospace Inc	2.73
Boeing Co/The	30.62
Bombardier Inc	1.86
Precision Castparts Corp	11.98
Rolls-Royce Holdings PLC	8.49
Safran SA	7.70
Textron Inc	4.41
Thales SA	2.06
TransDigm Group Inc	3.04
United Technologies Corp	10.58
Zodiac Aerospace	2.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with Merrill Lynch Copper Proxy Index as of September 30, 2014.

Security Description	Index Weight
Merrill Lynch Copper Proxy Index
Antofagasta PLC	5.75%
Aurubis AG	2.00
Boliden AB	5.62
Freeport-McMoRan Inc.	42.45
Glencore PLC	24.25
Jiangxi Copper Co., Ltd.	2.66
Kazakhmys PLC	1.47
KGHM Polska Miedz SA	6.61
MMG Ltd.	0.69
OZ Minerals Ltd.	1.25
PanAust Ltd.	1.09
Southern Copper Corp.	6.16
100.00%

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at September 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
People’s Republic of China	Buy	$1,178	1.00%	12/20/19	$(4)	$(4)	$(8)	AA-
Bank of America NA
Russian Federation	Sell	7,941	1.00	12/20/19	(462)	(90)	(552)	BBB-
Barclays Bank PLC
Russian Federation	Sell	623	1.00	12/20/19	(44)	1	(43)	BBB-
Barclays Bank PLC
Russian Federation	Sell	3,518	1.00	12/20/19	(216)	(29)	(245)	BBB-
Deutsche Bank AG
People’s Republic of China	Buy	302	1.00	12/20/19	(1)	(— @)	(1)	AA-
Goldman Sachs International
Australian Government	Buy	225	1.00	12/20/19	(7)	(— @)	(7)	AAA
Goldman Sachs International
Australian Government	Buy	1,195	1.00	12/20/19	(40)	(1)	(41)	AAA
Goldman Sachs International
People’s Republic of China	Buy	2,527	1.00	12/20/19	(36)	19	(17)	AA-
Goldman Sachs International
Australian Government	Buy	3,118	1.00	12/20/19	(114)	8	(106)	AAA
JPMorgan Chase Bank NA
Australian Government	Buy	4,901	1.00	12/20/19	(179)	12	(167)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	600	1.00	12/20/19	(39)	(3)	(42)	BBB-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	5,188	1.00	12/20/19	(74)	40	(34)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	417	1.00	12/20/19	(29)	(— @)	(29)	BBB-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	3,660	1.00	12/20/19	(52)	28	(24)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	4,263	1.00	12/20/19	(264)	(32)	(296)	BBB-
JPMorgan Chase Bank NA
Russian Federation	Sell	855	1.00	12/20/19	(57)	(3)	(60)	BBB-

JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,879	1.00	12/20/19	(41)	22	(19)	AA-
JPMorgan Chase Bank NA
Australian Government	Buy	2,584	1.00	12/20/19	(94)	6	(88)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	2,119	1.00	12/20/19	(136)	(11)	(147)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	4,315	1.00	12/20/19	(158)	11	(147)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	2,137	1.00	12/20/19	(138)	(11)	(149)	BBB-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	7,212	1.00	12/20/19	(107)	60	(47)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	2,562	1.00	12/20/19	(170)	(8)	(178)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	3,661	1.00	12/20/19	(124)	(2)	(126)	AAA
		$67,980			$(2,586)	$13	$(2,573)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at September 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.65%	8/21/16	$111,970		$222
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.72	9/9/16		146,575	153
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.76	8/1/16		217,652	(146)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/22/17		24,735	(9)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.30	9/23/17		24,735	(5)
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.04	9/22/17	AUD	23,250	79
JPMorgan Chase Bank NA	3 Month LIBOR	Pay	3.05	9/19/17		23,250	88
							$382

HIBOR		Hong Kong Interbank Offered Rate
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CHF	–	Swiss Franc
CLP	–	Chilean Peso
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht

TRY	–	Turkish Lira
TWD	–	Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand
@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (84.2%)
Australia (4.4%)
AGL Energy Ltd.	9,167	$109
ALS Ltd. (a)	5,365	25
Amcor Ltd.	24,107	239
AMP Ltd.	49,377	236
APA Group	12,465	81
Asciano Ltd.	15,757	84
Aurizon Holding Ltd.	27,415	109
Australia & New Zealand Banking Group Ltd.	47,513	1,286
BHP Billiton Ltd.	47,104	1,397
Brambles Ltd.	25,532	213
Coca-Cola Amatil Ltd.	13,096	101
Cochlear Ltd. (a)	917	56
Commonwealth Bank of Australia	24,518	1,616
Crown Resorts Ltd. (a)	6,574	79
CSL Ltd.	8,270	537
Fortescue Metals Group Ltd. (a)	10,755	33
Goodman Group REIT	30,768	139
Harvey Norman Holdings Ltd. (a)	11,557	37
Iluka Resources Ltd. (a)	8,868	61
Incitec Pivot Ltd.	31,660	75
Insurance Australia Group Ltd.	35,705	191
Leighton Holdings Ltd. (a)	2,222	38
Lend Lease Group REIT	5,792	73
Macquarie Group Ltd.	4,656	235
National Australia Bank Ltd.	36,391	1,037
Orica Ltd.	7,038	116
Origin Energy Ltd.	17,938	235
QBE Insurance Group Ltd.	16,798	172
Rio Tinto Ltd.	6,396	334
Santos Ltd.	15,468	185
Scentre Group REIT (b)	115,695	332
Sonic Healthcare Ltd.	7,300	112
Stockland REIT	92,334	319
Suncorp Group Ltd.	19,864	244
Sydney Airport	4,934	18
TABCORP Holdings Ltd.	11,517	36
Tatts Group Ltd.	22,146	61
Telstra Corp., Ltd.	65,695	305
Toll Holdings Ltd.	11,026	54
Transurban Group	21,363	144
Wesfarmers Ltd.	20,634	762
Westfield Corp. REIT	41,275	269
Westpac Banking Corp.	44,527	1,253
Woodside Petroleum Ltd.	10,296	366
Woolworths Ltd.	25,257	757
WorleyParsons Ltd.	3,609	49
		14,210
Belgium (1.2%)
Ageas	1,932	64
Anheuser-Busch InBev N.V.	15,164	1,688
Anheuser-Busch InBev N.V. VVPR (b)(c)	20,526	—	@
Belgacom SA (a)	385	13
Groupe Bruxelles Lambert SA	5,717	524
KBC Groep N.V. (b)	9,559	509
Solvay SA, Class A	1,363	210

Telenet Group Holding N.V. (b)	1,702	98
UCB SA	4,010	364
Umicore SA (a)	6,321	277
		3,747
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

China (0.5%)
Anhui Conch Cement Co., Ltd. H Shares (a)(d)	18,500	59
Beijing Enterprises Holdings Ltd. (d)	7,500	64
China Mobile Ltd. (d)	23,500	272
China National Building Material Co., Ltd. H Shares (a)(d)	68,000	62
China Petroleum & Chemical Corp. H Shares (d)	162,000	142
China Railway Construction Corp., Ltd. H Shares (d)	71,000	64
China Telecom Corp., Ltd. H Shares (d)	212,000	130
China Unicom Hong Kong Ltd. H Shares (d)	58,000	87
CITIC Securities Co., Ltd. H Shares (a)(d)	27,000	62
CSR Corp., Ltd. H Shares (d)	74,000	65
Haitong Securities Co., Ltd. H Shares (d)	40,800	63
PetroChina Co., Ltd. H Shares (d)	206,000	264
Sinopharm Group Co., Ltd. H Shares (d)	18,400	67
Wynn Macau Ltd. (a)(d)	1,200	4
Zhuzhou CSR Times Electric Co., Ltd. H Shares (d)	19,000	73
		1,478
Denmark (1.2%)
AP Moeller - Maersk A/S Series B	103	245
DSV A/S	3,040	86
Novo Nordisk A/S	64,167	3,070
Novozymes A/S Series B	7,032	305
TDC A/S	14,907	113
		3,819
Finland (1.1%)
Elisa Oyj	4,184	111
Kone Oyj, Class B (a)	8,071	325
Metso Oyj	3,734	133
Neste Oil Oyj	4,253	88
Nokia Oyj (a)	155,912	1,330
Orion Oyj, Class B	3,147	123
Sampo, Class A	12,968	629
Stora Enso Oyj, Class R	26,594	222
UPM-Kymmene Oyj	22,910	327
Wartsila Oyj	4,960	222
		3,510
France (8.0%)
Accor SA	3,240	144
Air Liquide SA	4,827	589
Airbus Group N.V.	11,263	709
Alcatel-Lucent (a)(b)	107,400	333
Alstom SA (b)	6,078	208
AtoS	3,245	235
AXA SA	44,074	1,086
BNP Paribas SA	22,880	1,518
Bouygues SA	8,037	260
Cap Gemini SA	5,480	393
Carrefour SA	15,805	488

Casino Guichard Perrachon SA	1,873	202
Christian Dior SA	712	119
Cie de St-Gobain	12,284	562
Cie Generale des Etablissements Michelin Series B	4,162	393
CNP Assurances	3,647	69
Credit Agricole SA	16,790	253
Danone SA	10,708	717
Dassault Systemes	5,287	340
Edenred	4,583	113
Electricite de France SA	13,191	433
Essilor International SA	4,246	466
Eurazeo SA	758	55
Fonciere Des Regions REIT	497	45
GDF Suez	73,019	1,832
Gecina SA REIT	399	52
ICADE REIT	415	35
Iliad SA	1,207	255
Imerys SA	549	40
Kering	975	197
Klepierre REIT	1,710	75
L’Oreal SA	911	145
Lafarge SA	4,640	334
Lagardere SCA	3,081	82
Legrand SA	6,914	360
LVMH Moet Hennessy Louis Vuitton SA	2,898	471
Natixis	19,308	133
Orange SA	15,760	237
Pernod Ricard SA	525	59
Publicis Groupe SA	4,922	338
Remy Cointreau SA (a)	488	35
Renault SA	4,317	313
Safran SA	6,840	444
Sanofi	31,161	3,525
Schneider Electric SE	14,799	1,136
SCOR SE	2,802	87
Societe BIC SA	771	99
Societe Generale SA	15,180	775
Sodexo	1,604	157
STMicroelectronics N.V. (a)	26,239	203
Suez Environnement Co.	15,292	259
Technip SA	2,472	208
Total SA	36,837	2,394
Unibail-Rodamco SE REIT	1,725	444
Veolia Environnement SA	19,684	348
Vinci SA	16,097	935
Vivendi SA (b)	9,939	240
		25,977
Germany (7.9%)
Adidas AG	2,682	201
Allianz SE (Registered)	8,615	1,397
Axel Springer SE	860	47
BASF SE	17,560	1,611
Bayer AG (Registered)	20,864	2,922
Bayerische Motoren Werke AG	8,630	927
Beiersdorf AG	1,540	129
Brenntag AG	3,138	154
Commerzbank AG (b)	25,492	381
Continental AG	2,723	518
Daimler AG (Registered)	22,012	1,688

Deutsche Bank AG (Registered)	34,490	1,210
Deutsche Boerse AG	1,639	110
Deutsche Lufthansa AG (Registered)	2,539	40
Deutsche Post AG (Registered)	15,193	487
Deutsche Telekom AG (Registered)	92,218	1,398
E.ON SE	73,250	1,341
Fraport AG Frankfurt Airport Services Worldwide	446	29
Fresenius Medical Care AG & Co., KGaA	6,526	456
GEA Group AG	4,336	189
Henkel AG & Co., KGaA (Preference)	2,716	271
Hugo Boss AG	442	55
Infineon Technologies AG	43,245	448
Lanxess AG	1,502	83
Linde AG	2,310	444
Merck KGaA	3,422	316
Metro AG (b)	10,584	349
Muenchener Rueckversicherungs AG (Registered)	5,024	993
Osram Licht AG (b)	1,432	53
Porsche Automobil Holding SE (Preference)	4,514	362
ProSiebenSat.1 Media AG (Registered)	8,997	359
QIAGEN N.V. (b)	12,538	286
RWE AG	19,626	765
SAP SE	31,742	2,289
Siemens AG (Registered)	16,525	1,970
Telefonica Deutschland Holding AG (a)(b)	7,100	37
ThyssenKrupp AG (b)	6,203	163
United Internet AG (Registered)	5,216	222
Volkswagen AG	3,105	644
Volkswagen AG (Preference)	1,410	293
		25,637
Hong Kong (0.2%)
AIA Group Ltd.	9,200	48
Bank of East Asia Ltd.	1,139	5
Beijing Enterprises Water Group Ltd. (b)	98,000	66
BOC Hong Kong Holdings Ltd. (a)	3,000	9
Cheung Kong Holdings Ltd.	6,000	99
Cheung Kong Infrastructure Holdings Ltd.	1,000	7
CLP Holdings Ltd.	1,500	12
First Pacific Co., Ltd.	2,000	2
Global Brands Group Holding Ltd. (a)(b)	4,000	1
Hang Lung Properties Ltd.	10,000	28
Hang Seng Bank Ltd.	700	11
Henderson Land Development Co., Ltd. (a)	4,970	32
Hong Kong & China Gas Co., Ltd.	5,700	12
Hong Kong Exchanges and Clearing Ltd. (a)	968	21
Hutchison Whampoa Ltd.	2,000	24
Hysan Development Co., Ltd.	3,000	14
Link REIT (The)	9,500	55
MGM China Holdings Ltd. (a)	800	2
MTR Corp., Ltd.	1,627	6
New World Development Co., Ltd.	22,901	27
Power Assets Holdings Ltd.	1,000	9
Sands China Ltd.	2,000	10
Sino Land Co., Ltd.	14,170	22
SJM Holdings Ltd.	1,000	2
Sun Hung Kai Properties Ltd.	6,830	97
Swire Pacific Ltd., Class A	3,000	39
Swire Properties Ltd.	5,400	17
Wharf Holdings Ltd. (a)	7,000	50

Wheelock & Co., Ltd.	4,000	19
		746
Indonesia (0.0%)
Golden Agri-Resources Ltd.	7,315	3

Ireland (0.4%)
Bank of Ireland (b)	1,243,749	487
CRH PLC	27,965	640
Kerry Group PLC, Class A	3,163	223
Ryanair Holdings PLC ADR (a)(b)	200	11
		1,361
Italy (0.4%)
Assicurazioni Generali SpA	41,836	880
Luxottica Group SpA	4,105	214
Telecom Italia SpA	257,438	229
Unione di Banche Italiane SCPA	15,006	126
		1,449
Japan (21.2%)
Aeon Co., Ltd.	17,100	170
Aeon Mall Co., Ltd.	3,000	57
Ajinomoto Co., Inc. (a)	21,000	349
Asahi Glass Co., Ltd. (a)	36,300	197
Asahi Group Holdings Ltd.	11,500	333
Asahi Kasei Corp.	36,000	292
Astellas Pharma, Inc.	74,700	1,112
Bank of Yokohama Ltd. (The)	62,000	341
Benesse Holdings, Inc. (a)	2,654	87
Bridgestone Corp.	20,200	667
Canon, Inc.	14,904	485
Central Japan Railway Co.	4,592	620
Chiba Bank Ltd. (The)	25,000	174
Chubu Electric Power Co., Inc. (b)	21,500	247
Chugai Pharmaceutical Co., Ltd.	7,200	208
Credit Saison Co., Ltd.	4,600	89
Dai Nippon Printing Co., Ltd.	16,100	161
Daido Steel Co., Ltd. (a)	4,000	16
Daiichi Sankyo Co., Ltd.	21,500	337
Daikin Industries Ltd. (a)	5,300	329
Daito Trust Construction Co., Ltd.	2,756	326
Daiwa House Industry Co., Ltd. (a)	15,600	280
Daiwa Securities Group, Inc.	84,000	666
Denso Corp.	20,850	961
East Japan Railway Co.	11,500	862
Eisai Co., Ltd. (a)	6,800	275
FANUC Corp.	5,550	1,002
Fast Retailing Co., Ltd. (a)	1,800	602
Fuji Heavy Industries Ltd.	3,000	99
FUJIFILM Holdings Corp.	17,000	522
Fujitsu Ltd.	66,200	407
Fukuoka Financial Group, Inc.	37,000	176
Hankyu Hanshin Holdings, Inc.	28,000	163
Hirose Electric Co., Ltd. (a)	1,200	148
Hisamitsu Pharmaceutical Co., Inc.	2,000	72
Hitachi Ltd.	119,000	909
Hitachi Metals Ltd.	4,000	72
Honda Motor Co., Ltd.	49,613	1,719

Hoya Corp.	14,700	494
IHI Corp.	56,530	293
Inpex Corp.	11,300	160
ITOCHU Corp.	45,951	561
Japan Airlines Co., Ltd.	3,400	93
Japan Real Estate Investment Corp. REIT	30	154
Japan Retail Fund Investment Corp. REIT	52	105
Japan Tobacco, Inc. (a)	27,500	894
JFE Holdings, Inc.	17,900	357
JGC Corp.	9,546	261
Joyo Bank Ltd. (The) (a)	43,000	212
JSR Corp. (a)	4,708	82
JX Holdings, Inc.	120,546	556
Kajima Corp. (a)	14,000	67
Kansai Electric Power Co., Inc. (The) (a)(b)	30,800	291
Kao Corp.	15,500	604
Kawasaki Heavy Industries Ltd. (a)	59,500	238
Keikyu Corp. (a)	13,000	109
Keio Corp.	11,000	81
Keyence Corp.	1,257	546
Kintetsu Corp.	52,750	177
Kirin Holdings Co., Ltd.	24,100	320
Kobe Steel Ltd.	39,000	63
Komatsu Ltd.	34,600	800
Konica Minolta, Inc.	16,930	183
Kubota Corp.	38,000	600
Kuraray Co., Ltd.	10,056	118
Kurita Water Industries Ltd.	1,200	27
Kyocera Corp.	11,700	545
Kyushu Electric Power Co., Inc. (a)(b)	13,800	149
Lawson, Inc. (a)	2,600	182
LIXIL Group Corp. (a)	7,062	151
Marubeni Corp.	44,550	305
Maruichi Steel Tube Ltd.	800	20
Mitsubishi Chemical Holdings Corp. (a)	40,800	201
Mitsubishi Corp.	41,200	844
Mitsubishi Electric Corp.	52,352	697
Mitsubishi Estate Co., Ltd.	36,000	810
Mitsubishi Heavy Industries Ltd.	115,550	743
Mitsubishi Materials Corp. (a)	63,000	204
Mitsubishi Tanabe Pharma Corp.	7,500	110
Mitsubishi UFJ Financial Group, Inc. (e)	200,006	1,131
Mitsui & Co., Ltd.	50,200	792
Mitsui Chemicals, Inc. (b)	30,000	83
Mitsui Fudosan Co., Ltd.	27,900	855
Mitsui OSK Lines Ltd. (a)	36,000	115
Mizuho Financial Group, Inc.	788,900	1,409
MS&AD Insurance Group Holdings, Inc.	15,860	346
Murata Manufacturing Co., Ltd.	8,000	910
NEC Corp.	85,900	297
NGK Insulators Ltd.	12,660	302
NGK Spark Plug Co., Ltd.	9,059	266
Nidec Corp. (a)	6,600	447
Nikon Corp. (a)	17,100	247
Nintendo Co., Ltd. (a)	3,208	349
Nippon Building Fund, Inc. REIT	37	195
Nippon Express Co., Ltd.	30,300	127
Nippon Steel Sumitomo Metal Corp.	312,108	810
Nippon Telegraph & Telephone Corp.	10,800	672
Nippon Yusen KK (a)	71,015	187
Nissan Motor Co., Ltd. (a)	82,505	804

Nitto Denko Corp.	7,700	422
Nomura Holdings, Inc.	96,950	578
NSK Ltd.	4,553	65
NTT Data Corp.	5,800	209
NTT DoCoMo, Inc.	15,200	254
Obayashi Corp. (a)	14,571	100
OJI Holdings Corp.	10,000	38
Omron Corp.	8,604	391
Ono Pharmaceutical Co., Ltd.	2,600	231
Oriental Land Co., Ltd.	2,350	444
ORIX Corp.	24,360	336
Osaka Gas Co., Ltd.	78,600	316
Otsuka Holdings Co., Ltd.	7,700	265
Resona Holdings, Inc.	18,400	104
Rohm Co., Ltd.	6,905	434
Santen Pharmaceutical Co., Ltd.	2,600	146
Secom Co., Ltd. (a)	6,485	386
Sekisui Chemical Co., Ltd.	28,072	322
Sekisui House Ltd.	57,246	674
Seven & I Holdings Co., Ltd.	19,700	764
Shimamura Co., Ltd. (a)	300	28
Shimano, Inc.	3,350	407
Shimizu Corp. (a)	12,000	95
Shin-Etsu Chemical Co., Ltd.	11,193	732
Shionogi & Co., Ltd.	13,400	307
Shiseido Co., Ltd. (a)	11,200	185
Shizuoka Bank Ltd. (The) (a)	23,000	237
SMC Corp.	1,705	470
Softbank Corp.	38,300	2,685
Sompo Japan Nipponkoa Holdings, Inc.	9,700	235
Sony Corp. (a)	38,693	702
Sumitomo Chemical Co., Ltd.	63,600	227
Sumitomo Corp.	30,200	333
Sumitomo Electric Industries Ltd.	19,300	285
Sumitomo Metal Mining Co., Ltd.	22,300	314
Sumitomo Mitsui Financial Group, Inc.	38,900	1,586
Sumitomo Mitsui Trust Holdings, Inc.	214,167	891
Sumitomo Realty & Development Co., Ltd.	13,500	480
T&D Holdings, Inc.	18,200	234
Taiheiyo Cement Corp. (a)	6,000	23
Taisei Corp. (a)	24,000	135
Takeda Pharmaceutical Co., Ltd.	23,200	1,009
TDK Corp.	6,152	343
Teijin Ltd.	7,608	18
Terumo Corp.	15,500	372
THK Co., Ltd.	4,300	107
Tobu Railway Co., Ltd. (a)	29,900	150
Tohoku Electric Power Co., Inc.	20,200	230
Tokio Marine Holdings, Inc.	29,720	922
Tokyo Electron Ltd.	6,500	424
Tokyo Gas Co., Ltd.	89,600	504
Tokyu Corp.	35,400	232
Tokyu Fudosan Holdings Corp.	18,300	125
Toppan Printing Co., Ltd.	16,600	119
Toray Industries, Inc.	34,100	225
Toshiba Corp.	105,026	487
Toyo Suisan Kaisha Ltd.	3,000	100
Toyota Industries Corp.	3,450	167
Toyota Motor Corp.	84,555	4,983
Trend Micro, Inc.	4,500	152
Unicharm Corp.	15,600	356

West Japan Railway Co.	1,942	87
Yahoo! Japan Corp. (a)	69,800	265
Yakult Honsha Co., Ltd. (a)	2,600	137
Yamada Denki Co., Ltd. (a)	42,100	123
Yamaha Motor Co., Ltd.	4,500	88
Yamato Holdings Co., Ltd. (a)	9,335	174
Yamato Kogyo Co., Ltd.	700	23
Yaskawa Electric Corp. (a)	8,700	118
		68,393
Macau (0.0%)
Galaxy Entertainment Group Ltd. (d)	2,000	12

Malta (0.0%)
BGP Holdings PLC (b)(c)(f)	72,261	—

Mexico (0.6%)
Alfa SAB de CV	27,700	95
America Movil SAB de CV	297,300	375
Cemex SAB de CV (Units) (b)(g)	110,100	143
Coca-Cola Femsa SAB de CV	4,800	48
Fibra Uno Administracion SA de CV REIT	24,100	79
Fomento Economico Mexicano SAB de CV (Units) (g)	18,800	173
Grupo Bimbo SAB de CV Series A	17,900	52
Grupo Financiero Banorte SAB de CV Series O	22,900	147
Grupo Financiero Inbursa SAB de CV Series O	24,100	69
Grupo Financiero Santander Mexico SAB de CV Series B	17,800	48
Grupo Mexico SAB de CV Series B	35,600	120
Grupo Televisa SAB (Units) (g)	24,300	165
Industrias Penoles SAB de CV	1,370	31
Kimberly-Clark de Mexico SAB de CV, Class A	18,100	43
Mexichem SAB de CV	11,200	47
Promotora y Operadora de Infraestructura SAB de CV (b)	3,300	45
Wal-Mart de Mexico SAB de CV Series V	53,100	134
		1,814
Netherlands (3.0%)
Aegon N.V.	45,726	377
Akzo Nobel N.V.	6,051	415
ArcelorMittal	23,413	322
ASML Holding N.V.	13,766	1,370
CNH Industrial N.V.	80,161	638
Corio N.V. REIT	1,621	80
Fugro N.V. CVA (a)	1,645	50
Gemalto N.V. (a)	3,130	287
Heineken N.V.	5,018	375
ING Groep N.V. CVA (b)	91,512	1,307
Koninklijke Ahold N.V.	22,981	372
Koninklijke Boskalis Westminster N.V.	120	7
Koninklijke DSM N.V.	4,004	247
Koninklijke KPN N.V. (b)	93,573	300
Koninklijke Philips N.V.	23,254	742
Randstad Holding N.V.	287	13
Reed Elsevier N.V.	26,463	601
TNT Express N.V.	22,240	141
Unilever N.V. CVA	32,772	1,305
Wolters Kluwer N.V.	17,981	480
Ziggo N.V. (b)	6,670	313
		9,742

Norway (0.7%)
Akastor ASA	3,425	13
Aker Solutions ASA (b)(h)	3,425	34
DnB ASA	36,951	692
Norsk Hydro ASA	35,431	198
Orkla ASA	16,234	147
Statoil ASA	27,942	762
Subsea 7 SA	5,797	83
Telenor ASA	14,349	315
		2,244
Portugal (0.1%)
Galp Energia SGPS SA	11,624	189

Singapore (0.1%)
Ascendas Real Estate Investment Trust REIT	3,000	5
CapitaLand Ltd.	5,000	13
CapitaMall Trust REIT	4,218	6
City Developments Ltd. (a)	1,203	9
ComfortDelGro Corp., Ltd.	3,627	7
DBS Group Holdings Ltd.	4,091	59
Genting Singapore PLC (a)	14,000	13
Jardine Cycle & Carriage Ltd.	65	2
Keppel Corp., Ltd.	3,200	26
Noble Group Ltd.	5,350	5
Oversea-Chinese Banking Corp., Ltd.	7,851	60
SembCorp Industries Ltd.	1,694	7
SembCorp Marine Ltd. (a)	1,400	4
Singapore Airlines Ltd.	1,286	10
Singapore Exchange Ltd.	1,071	6
Singapore Press Holdings Ltd. (a)	4,433	15
Singapore Technologies Engineering Ltd.	3,000	9
Singapore Telecommunications Ltd.	15,745	47
United Overseas Bank Ltd.	3,956	69
Wilmar International Ltd.	2,000	5
		377
South Africa (0.3%)
SABMiller PLC	17,733	985

Spain (1.1%)
Abertis Infraestructuras SA	2,402	47
ACS Actividades de Construccion y Servicios SA	1,275	49
Amadeus IT Holding SA, Class A	8,684	325
Banco Bilbao Vizcaya Argentaria SA	39,997	482
Banco de Sabadell SA (a)	66,215	196
Banco Popular Espanol SA	24,274	149
Banco Santander SA	98,891	951
Bankia SA (b)	77,718	145
CaixaBank SA	32,975	201
Distribuidora Internacional de Alimentacion SA	7,104	51
Ferrovial SA	3,443	67
Grifols SA	4,336	178
Inditex SA	8,411	232
International Consolidated Airlines Group SA (b)	14,602	87
Mapfre SA	7,045	25
Repsol SA	9,137	217
Telefonica SA	10,560	163

Zardoya Otis SA (a)	1,371	17
		3,582
Sweden (2.7%)
Assa Abloy AB, Class B	9,085	469
Electrolux AB, Class B	3,993	106
Elekta AB, Class B (a)	12,291	121
Getinge AB, Class B	11,343	286
Hennes & Mauritz AB, Class B	20,856	866
Hexagon AB, Class B	10,768	342
Investor AB, Class B	24,099	852
Lundin Petroleum AB (b)	5,731	97
Nordea Bank AB	93,722	1,219
Securitas AB, Class B	3,121	35
Skanska AB, Class B	12,872	266
Svenska Cellulosa AB SCA, Class B	21,256	507
Svenska Handelsbanken AB, Class A	21,875	1,029
Swedish Match AB	6,195	201
Tele2 AB, Class B	824	10
Telefonaktiebolaget LM Ericsson, Class B	126,639	1,607
TeliaSonera AB	35,981	249
Volvo AB, Class B	33,903	369
		8,631
Switzerland (9.4%)
ABB Ltd. (Registered) (b)	55,775	1,255
Actelion Ltd. (Registered) (b)	3,927	462
Adecco SA (Registered) (b)	259	18
Baloise Holding AG (Registered)	1,792	230
Cie Financiere Richemont SA (Registered)	6,889	565
Credit Suisse Group AG (Registered) (b)	39,156	1,086
Geberit AG (Registered)	1,187	384
Givaudan SA (Registered) (b)	234	375
Holcim Ltd. (Registered) (b)	7,204	526
Julius Baer Group Ltd. (a)(b)	7,487	336
Lonza Group AG (Registered) (b)	2,589	313
Nestle SA (Registered)	71,364	5,251
Novartis AG (Registered)	73,031	6,896
Pargesa Holding SA	265	21
Partners Group Holding AG	446	118
Roche Holding AG (Genusschein)	22,302	6,613
Schindler Holding AG	1,464	199
SGS SA (Registered)	24	50
Sonova Holding AG (Registered)	1,258	201
Swatch Group AG (The)	1,003	245
Swiss Life Holding AG (Registered) (b)	790	189
Swiss Prime Site AG (Registered) (b)	1,404	104
Swiss Re AG (b)	10,559	842
Swisscom AG (Registered)	998	567
Syngenta AG (Registered)	1,735	553
UBS AG (Registered) (b)	93,074	1,624
Zurich Insurance Group AG (b)	4,728	1,410
		30,433
United Kingdom (19.7%)
3i Group PLC	25,599	159
Aberdeen Asset Management PLC	35,322	229
Admiral Group PLC	3,611	75
AMEC PLC	10,474	187

Anglo American PLC	34,561	775
ARM Holdings PLC	57,192	840
AstraZeneca PLC	38,053	2,740
Aviva PLC	89,085	756
BAE Systems PLC	72,761	556
Barclays PLC	254,266	938
BG Group PLC	100,669	1,861
BHP Billiton PLC	52,289	1,454
BP PLC	345,172	2,537
British American Tobacco PLC	29,932	1,690
British Land Co., PLC REIT	26,302	300
British Sky Broadcasting Group PLC	71,628	1,024
BT Group PLC	238,922	1,470
Bunzl PLC	10,548	275
Burberry Group PLC	5,530	135
Capita PLC	8,159	154
Carnival PLC	5,995	239
Centrica PLC	45,114	225
Cobham PLC	702	3
Compass Group PLC	66,232	1,070
Croda International PLC	3,627	121
Diageo PLC	47,085	1,363
easyJet PLC (a)	1,742	40
Experian PLC	33,084	528
G4S PLC	18,108	74
GKN PLC	45,852	237
GlaxoSmithKline PLC	146,701	3,360
Glencore PLC	263,594	1,467
Hammerson PLC REIT	21,851	204
Hargreaves Lansdown PLC	4,170	64
HSBC Holdings PLC	447,500	4,542
Imperial Tobacco Group PLC	11,917	515
InterContinental Hotels Group PLC	10,680	412
Intertek Group PLC	5,056	215
Intu Properties PLC REIT	16,011	84
Investec PLC	7,723	65
J Sainsbury PLC	37,416	153
Johnson Matthey PLC	5,078	240
Kingfisher PLC	22,078	116
Land Securities Group PLC REIT	23,454	395
Legal & General Group PLC	126,146	468
Lloyds Banking Group PLC (b)	1,722,351	2,146
Marks & Spencer Group PLC	26,837	176
Meggitt PLC	17,245	126
National Grid PLC	32,695	471
Next PLC	4,331	464
Old Mutual PLC	96,002	283
Pearson PLC	33,087	665
Petrofac Ltd.	8,213	138
Prudential PLC	44,168	985
Reckitt Benckiser Group PLC	19,146	1,661
Reed Elsevier PLC	45,224	724
Rexam PLC	17,293	138
Rio Tinto PLC	31,620	1,554
Rolls-Royce Holdings PLC (b)	39,093	611
Royal Dutch Shell PLC, Class A	107,501	4,110
Royal Dutch Shell PLC, Class B	81,952	3,238
RSA Insurance Group PLC (b)	14,267	112
Sage Group PLC (The)	45,134	267
Schroders PLC	3,576	139
Segro PLC REIT	48,819	287

Severn Trent PLC	2,085	63
Shire PLC	17,982	1,557
Smith & Nephew PLC	78,054	1,316
Smiths Group PLC	11,774	241
SSE PLC	8,495	213
Standard Chartered PLC	32,468	600
Standard Life PLC	38,884	261
Tesco PLC	206,308	623
Tullow Oil PLC	415	4
Unilever PLC	19,085	800
United Utilities Group PLC	6,021	79
Vodafone Group PLC	719,317	2,384
Weir Group PLC (The)	4,288	174
Whitbread PLC	7,291	491
Wolseley PLC	7,034	370
WPP PLC	83,927	1,687
		63,513
United States (0.0%)
Li & Fung Ltd. (a)(d)	4,000	5
Total Common Stocks (Cost $248,723)		271,857

	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (a)(b)	39,997	4
Banco Popular Espanol SA (b)	24,274	—	@
Total Rights (Cost $5)		4

	No. of Warrants
Warrants (0.0%)
Hong Kong (0.0%)
Sun Hung Kai Properties Ltd., expires 4/22/16 (b) (Cost $—)	1,048	2

	Shares	Value (000)
Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	7,265,814	7,266

	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $1,722; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $1,757)	$1,722	1,722
Total Securities held as Collateral on Loaned Securities (Cost $8,988)		8,988

	Shares	Value (000)
Investment Company (14.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $45,650)	45,650,263	45,650
Total Short-Term Investments (Cost $54,638)		54,638
Total Investments (101.1%) (Cost $303,366) Including $9,159 of Securities Loaned (j)+		326,501
Liabilities in Excess of Other Assets (-1.1%)		(3,580)
Net Assets (100.0%)		$322,921

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $9,159,000 and $9,665,000, respectively. The Portfolio received cash collateral of approximately $9,359,000, of which $8,988,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $371,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $306,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security has been deemed illiquid at September 30, 2014.
(d)	Security trades on the Hong Kong exchange.
(e)

For the nine months ended September 30, 2014, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $40,000, including net realized losses of approximately $47,000.

(f)

At September 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(h)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(i)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $44,000 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $303,366,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,135,000 of which approximately $46,166,000 related to appreciated securities and approximately $23,031,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	EUR	1,068	$1,349	10/16/14	USD	1,382	$1,382	$33
Bank of New York Mellon	GBP	1,291	2,092	10/16/14	USD	2,093	2,093	1
Citibank NA	JPY	182,071	1,660	10/16/14	USD	1,673	1,673	13
Citibank NA	USD	1,834	1,834	10/16/14	EUR	1,417	1,790	(44)
Citibank NA	USD	8,843	8,843	10/16/14	JPY	962,095	8,773	(70)
Commonwealth Bank of Australia	AUD	4,444	3,887	10/16/14	USD	3,976	3,976	89
Commonwealth Bank of Australia	USD	3,808	3,808	10/16/14	AUD	4,227	3,697	(111)
Deutsche Bank AG	EUR	3,056	3,859	10/16/14	USD	3,955	3,955	96
Deutsche Bank AG	EUR	5,160	6,517	10/16/14	USD	6,597	6,597	80
Deutsche Bank AG	GBP	644	1,044	10/16/14	USD	1,044	1,044	— @
Deutsche Bank AG	GBP	672	1,089	10/16/14	USD	1,102	1,102	13
Goldman Sachs International	USD	746	746	10/16/14	EUR	576	728	(18)
JPMorgan Chase Bank NA	EUR	675	852	10/16/14	USD	873	873	21
Northern Trust Company	JPY	1,026,316	9,359	10/16/14	USD	9,578	9,578	219
Northern Trust Company	SEK	26,433	3,663	10/16/14	USD	3,676	3,676	13
State Street Bank and Trust Co.	AUD	1,361	1,191	10/16/14	USD	1,226	1,226	35
State Street Bank and Trust Co.	USD	2,659	2,659	10/16/14	GBP	1,640	2,658	(1)
UBS AG	EUR	5,130	6,481	10/16/14	USD	6,557	6,557	76
UBS AG	USD	4,139	4,139	10/16/14	EUR	3,197	4,039	(100)
UBS AG	USD	3,838	3,838	10/16/14	GBP	2,367	3,837	(1)
			$68,910				$69,254	$344

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	53	$2,955	Oct-14	$(14)
Dax Index (Germany)	14	4,195	Dec-14	(76)
Euro Stoxx 50 Index (Germany)	170	6,920	Dec-14	(7)
FTSE 100 Index (United Kingdom)	38	4,069	Dec-14	(115)
FTSE MIB Index (Italy)	70	9,226	Dec-14	35
Hang Seng Index (Hong Kong)	17	2,498	Oct-14	(116)
IBEX 35 Index (Spain)	70	9,601	Oct-14	(11)
TOPIX Index (Japan)	47	5,685	Dec-14	104
				$(200)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.4%)
Australia (1.8%)
Seek Ltd.	11,298	$160

China (21.1%)
Bank of China Ltd. H Shares (a)	722,000	324
Beijing Enterprises Holdings Ltd. (a)	9,500	81
China Construction Bank Corp. H Shares (a)	178,000	125
China Life Insurance Co., Ltd. H Shares (a)	24,000	67
China Mengniu Dairy Co., Ltd. (a)	20,000	82
China Mobile Ltd. (a)	15,500	179
China Oilfield Services Ltd. H Shares (a)	40,000	106
China Overseas Land & Investment Ltd. (a)	20,000	52
Chongqing Changan Automobile Co., Ltd. B Shares	43,900	94
CSPC Pharmaceutical Group Ltd. (a)	32,000	27
Huadian Power International Corp. Ltd. H Shares (a)	56,000	39
JD.com, Inc. ADR (b)	1,447	37
Phoenix Healthcare Group Co., Ltd. (a)	19,500	31
Ping An Insurance Group Co of China Ltd. H Shares (a)	9,500	71
Qihoo 360 Technology Co., Ltd. ADR (b)	420	28
Sihuan Pharmaceutical Holdings Group Ltd. (a)	110,000	82
Sino Biopharmaceutical Ltd. (a)	66,800	67
TAL Education Group ADR (b)	770	27
Tencent Holdings Ltd. (a)	24,900	370
		1,889
Hong Kong (8.9%)
BOC Hong Kong Holdings Ltd.	54,500	174
Cheung Kong Holdings Ltd.	9,000	148
HKT Trust and HKT Ltd.	75,520	91
Hutchison Whampoa Ltd.	17,000	206
L’Occitane International SA	9,000	21
Samsonite International SA	37,800	122
Wharf Holdings Ltd.	4,400	31
		793
India (5.3%)
Ambuja Cements Ltd. GDR	17,067	59
HDFC Bank Ltd. ADR	2,663	124
ICICI Bank Ltd. ADR	2,940	144
ITC Ltd. GDR (b)	13,181	79
Tata Motors Ltd. ADR	1,663	73
		479
Indonesia (2.9%)
Ace Hardware Indonesia Tbk PT	364,100	27
Electronic City Indonesia Tbk PT	84,200	9
Kalbe Farma Tbk PT	709,000	99
Matahari Department Store Tbk PT	31,400	42
Nippon Indosari Corpindo Tbk PT	396,100	37
Surya Citra Media Tbk PT	159,500	50
		264
Korea, Republic of (18.2%)
Cosmax, Inc. (b)	1,365	168
Cuckoo Electronics Co., Ltd. (b)	9	2
Hotel Shilla Co., Ltd.	627	71

Hyundai Engineering & Construction Co., Ltd.	1,291	74
Hyundai Glovis Co., Ltd.	146	44
Hyundai Motor Co.	385	69
Interpark INT Corp. (b)	20,426	456
KB Financial Group, Inc.	319	12
KEPCO Plant Service & Engineering Co., Ltd.	465	37
Kia Motors Corp.	736	37
KONA I Co., Ltd.	557	21
Korean Air Lines Co., Ltd. (b)	496	17
NAVER Corp.	140	107
NCSoft Corp.	417	53
Orion Corp.	23	19
Paradise Co., Ltd.	1,687	55
Samsung Electronics Co., Ltd.	124	139
Samsung Electronics Co., Ltd. (Preference)	23	20
Samsung Life Insurance Co., Ltd.	629	63
Seoul Semiconductor Co., Ltd.	1,580	36
SK Hynix, Inc. (b)	2,952	131
		1,631
Laos (0.6%)
Kolao Holdings	3,085	49

Macau (0.2%)
Melco Crown Entertainment Ltd. ADR	800	21

Malaysia (4.7%)
Astro Malaysia Holdings Bhd	40,200	41
CIMB Group Holdings Bhd	36,908	79
IHH Healthcare Bhd	78,900	123
IJM Corp., Bhd	18,800	37
SapuraKencana Petroleum Bhd	47,100	59
Tune Ins Holdings Bhd	61,100	42
UEM Sunrise Bhd	72,200	40
		421
Philippines (4.2%)
Ayala Corp.	4,170	69
BDO Unibank, Inc.	17,710	39
DMCI Holdings, Inc.	18,760	33
International Container Terminal Services, Inc.	14,340	35
LT Group, Inc.	81,800	28
Metro Pacific Investments Corp.	396,100	43
Metropolitan Bank & Trust	17,330	33
Rizal Commercial Banking Corp.	37,970	46
SM Investments Corp.	1,720	31
STI Education Systems Holdings	929,000	17
		374
Singapore (3.0%)
DBS Group Holdings Ltd.	6,094	88
Keppel Corp., Ltd.	1,000	8
OSIM International Ltd.	33,000	68
Raffles Medical Group Ltd.	9,085	27
Singapore Telecommunications Ltd.	27,000	81
		272
Taiwan (15.1%)
Advanced Semiconductor Engineering, Inc.	42,000	49

Cathay Financial Holding Co., Ltd.	24,150	39
Chailease Holding Co., Ltd.	37,180	90
Delta Electronics, Inc.	13,000	82
Eclat Textile Co., Ltd.	8,320	76
Epistar Corp.	15,000	28
Far EasTone Telecommunications Co., Ltd.	2,000	4
Fubon Financial Holding Co., Ltd.	49,000	75
Ginko International Co., Ltd.	3,000	40
Hermes Microvision, Inc.	2,000	83
Hon Hai Precision Industry Co., Ltd.	10,000	32
Largan Precision Co., Ltd.	1,000	72
MediaTek, Inc.	11,000	163
Taiwan Mobile Co., Ltd.	3,000	9
Taiwan Semiconductor Manufacturing Co., Ltd.	97,000	383
Ton Yi Industrial Corp.	16,000	11
Uni-President Enterprises Corp.	66,060	115
		1,351
Thailand (5.4%)
Advanced Info Service PCL (Foreign)	7,600	53
Bangkok Bank PCL NVDR	10,800	68
Indorama Ventures PCL (Foreign)	45,600	36
Indorama Ventures PCL NVDR	4,900	4
Kasikornbank PCL NVDR	6,200	45
Land and Houses PCL NVDR	197,260	63
Minor International PCL (Foreign)	33,200	38
PTT PCL (Foreign)	4,700	52
Thai Union Frozen Products PCL (Foreign)	15,500	35
Total Access Communication PCL (Foreign)	8,500	28
Total Access Communication PCL NVDR	5,600	18
VGI Global Media PCL (Foreign)	100,844	43
		483
Total Common Stocks (Cost $7,365)		8,187

Participation Notes (5.1%)
India (5.1%)
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (b)	5,687	60
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 5/10/17 (b)	3,627	42
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 6/28/18 (b)	800	9
Hero MotoCorp Ltd., Equity Linked Notes, expires 1/8/19 (b)	1,548	71
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18 (b)	12,081	33
IndusInd Bank Ltd., Equity Linked Notes, expires 12/14/15 (b)	3,134	32
IndusInd Bank Ltd., Equity Linked Notes, expires 8/28/18 (b)	4,469	46
Inox Leisure Ltd., Equity Linked Notes, expires 9/23/19 (b)	6,600	19
Oil & Natural Gas Corp., Ltd., Equity Linked Notes, expires 12/27/18 (b)	10,565	70
Tata Consultancy Services Ltd., Equity Linked Notes, expires 12/14/15 (b)	1,110	49
Tata Consultancy Services Ltd., Equity Linked Notes, expires 1/8/19 (b)	635	28
Total Participation Notes (Cost $375)		459

Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $305)	304,800	305
Total Investments (99.9%) (Cost $8,045) +		8,951
Other Assets in Excess of Liabilities (0.1%)		7
Net Assets (100.0%)		$8,958

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $8,045,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $906,000 of which approximately $1,204,000 related to appreciated securities and approximately $298,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Argentina (0.6%)
YPF SA ADR	159,990	$5,918

Austria (2.2%)
Erste Group Bank AG	513,280	11,757
Raiffeisen Bank International AG	135,367	2,944
Vienna Insurance Group AG Wiener Versicherung Gruppe	210,119	9,489
		24,190
Brazil (8.3%)
Banco Bradesco SA (Preference)	958,359	13,641
BRF SA	1,011,441	24,066
CCR SA	890,390	6,104
Itau Unibanco Holding SA (Preference)	1,018,002	14,086
Petroleo Brasileiro SA	897,009	6,321
Petroleo Brasileiro SA (Preference)	2,020,976	14,936
Petroleo Brasileiro SA ADR	43,686	620
Raia Drogasil SA	532,455	4,555
Ultrapar Participacoes SA	280,965	5,947
		90,276
Chile (0.5%)
SACI Falabella	782,816	5,895

China (13.5%)
Bank of China Ltd. H Shares (a)	53,367,000	23,918
Beijing Enterprises Holdings Ltd. (a)	460,500	3,947
China Construction Bank Corp. H Shares (a)	18,587,250	13,022
China Life Insurance Co., Ltd. H Shares (a)	1,718,000	4,768
China Mengniu Dairy Co., Ltd. (a)	1,616,000	6,660
China Mobile Ltd. (a)	1,345,500	15,552
China Oilfield Services Ltd. H Shares (a)	4,216,000	11,131
China Overseas Land & Investment Ltd. (a)(b)	1,694,000	4,359
Chongqing Changan Automobile Co., Ltd. B Shares	766,502	1,647
CSPC Pharmaceutical Group Ltd. (a)	2,902,000	2,403
Huadian Power International Corp. Ltd. H Shares (a)(b)	3,780,000	2,663
JD.com, Inc. ADR (b)(c)	123,948	3,200
Phoenix Healthcare Group Co., Ltd. (a)	323,000	512
Ping An Insurance Group Co of China Ltd. H Shares (a)(b)	804,000	6,037
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	33,007	2,227
Sihuan Pharmaceutical Holdings Group Ltd. (a)	6,885,000	5,160
TAL Education Group ADR (c)	105,982	3,703
Tencent Holdings Ltd. (a)	1,782,200	26,510
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	626,000	4,458
Uni-President China Holdings Ltd. (a)(b)	4,297,200	4,294
		146,171
Colombia (2.8%)
Bancolombia SA (Preference)	336,441	4,762
Bancolombia SA ADR (b)	17,566	996
Cementos Argos SA	602,536	3,214
Cemex Latam Holdings SA (c)	654,832	5,821
Grupo Aval Acciones y Valores ADR (b)(c)	576,298	7,809
Grupo de Inversiones Suramericana SA	224,647	4,508

Grupo de Inversiones Suramericana SA (Preference)	170,600	3,412
		30,522
Czech Republic (1.1%)
Komercni Banka AS	47,914	11,401

Hong Kong (1.2%)
Samsonite International SA	4,110,000	13,233

India (9.0%)
Ashok Leyland Ltd. (c)	12,072,363	8,044
Bharat Petroleum Corp. Ltd.	687,940	7,300
Glenmark Pharmaceuticals Ltd.	552,569	6,458
HDFC Bank Ltd.	710,765	10,620
Hero MotoCorp Ltd.	164,820	7,578
ICICI Bank Ltd.	436,792	10,139
Idea Cellular Ltd.	1,725,554	4,641
IndusInd Bank Ltd.	802,895	8,202
ITC Ltd.	1,389,914	8,331
Oil & Natural Gas Corp. Ltd.	1,527,956	10,108
Shree Cement Ltd.	48,397	6,582
Tata Consultancy Services Ltd.	217,512	9,638
Zee Entertainment Enterprises Ltd.	85,515	435
		98,076
Indonesia (1.2%)
Kalbe Farma Tbk PT	39,375,200	5,493
Matahari Department Store Tbk PT	4,977,300	6,628
XL Axiata Tbk PT	2,238,800	1,139
		13,260
Korea, Republic of (14.4%)
Cosmax, Inc. (c)	37,314	4,597
Coway Co., Ltd.	110,397	8,819
Hana Financial Group, Inc.	230,982	8,427
Hotel Shilla Co., Ltd.	63,418	7,182
Hyundai Department Store Co., Ltd.	21,075	3,205
Hyundai Engineering & Construction Co., Ltd.	128,645	7,351
Hyundai Glovis Co., Ltd. (b)	21,747	6,636
Hyundai Mipo Dockyard Co., Ltd.	16,623	1,953
Hyundai Motor Co.	43,951	7,934
KB Financial Group, Inc.	164,462	6,008
Kia Motors Corp.	61,399	3,124
Korean Air Lines Co., Ltd. (c)	59,873	2,043
NAVER Corp.	14,230	10,882
NCSoft Corp.	32,203	4,105
Nexon Co., Ltd.	315,900	2,607
Orion Corp. (b)	4,599	3,813
Paradise Co., Ltd.	143,054	4,684
Samsung Electronics Co., Ltd.	17,488	19,622
Samsung Electronics Co., Ltd. (Preference)	2,604	2,216
Samsung Life Insurance Co., Ltd.	55,413	5,566
Seoul Semiconductor Co., Ltd. (b)	175,209	3,977
Shinhan Financial Group Co., Ltd.	222,490	10,247
SK Hynix, Inc. (c)	325,189	14,407
SK Telecom Co., Ltd.	24,468	6,724
		156,129

Laos (0.2%)
Kolao Holdings (b)	141,836	2,258

Malaysia (2.4%)
Astro Malaysia Holdings Bhd	5,168,300	5,278
CIMB Group Holdings Bhd	3,841,872	8,233
IHH Healthcare Bhd	3,085,900	4,779
IJM Corp., Bhd	26,800	53
SapuraKencana Petroleum Bhd	6,033,600	7,577
		25,920
Mexico (8.0%)
Alfa SAB de CV	4,821,085	16,584
America Movil SAB de CV, Class L ADR	669,695	16,876
Cemex SAB de CV ADR (c)	1,329,122	17,332
First Cash Financial Services, Inc. (b)(c)	62,531	3,501
Fomento Economico Mexicano SAB de CV ADR	121,271	11,163
Grupo Financiero Banorte SAB de CV Series O	1,573,120	10,075
Grupo Financiero Inbursa SAB de CV Series O	1,878,212	5,370
Grupo Financiero Santander Mexico SAB de CV ADR (b)	411,557	5,568
		86,469
Pakistan (0.7%)
United Bank Ltd.	4,266,800	7,861

Panama (0.4%)
Copa Holdings SA, Class A (b)	40,180	4,311

Peru (1.2%)
Credicorp Ltd.	84,587	12,975

Philippines (3.8%)
BDO Unibank, Inc.	2,758,620	6,027
DMCI Holdings, Inc.	2,528,200	4,448
International Container Terminal Services, Inc.	1,795,200	4,416
LT Group, Inc.	9,736,000	3,393
Metro Pacific Investments Corp.	66,554,300	7,267
Metropolitan Bank & Trust	3,491,270	6,753
SM Investments Corp.	476,380	8,529
		40,833
Poland (4.0%)
Bank Pekao SA	201,037	11,793
Bank Zachodni WBK SA	86,232	10,289
Jeronimo Martins SGPS SA	800,525	8,815
Orange Polska SA	2,131,567	7,501
PKP Cargo SA	226,461	5,432
		43,830
Qatar (0.5%)
Ooredoo QSC	140,681	5,118

Russia (1.7%)
Mail.ru Group Ltd. GDR (c)	129,286	3,634
NovaTek OAO (Registered GDR)	79,499	8,284
Sistema JSFC GDR	310,717	2,144

Yandex N.V., Class A (c)	175,450	4,876
		18,938
South Africa (5.2%)
Life Healthcare Group Holdings Ltd.	1,018,245	4,020
Mondi PLC	576,722	9,468
MTN Group Ltd.	658,385	13,907
Naspers Ltd., Class N	143,318	15,814
Pick n Pay Stores Ltd. (b)	988,679	4,625
Vodacom Group Ltd. (b)	765,482	8,820
		56,654
Switzerland (1.4%)
Coca-Cola HBC AG (c)	416,946	9,010
Swatch Group AG (The)	13,182	6,270
		15,280
Taiwan (8.0%)
Advanced Semiconductor Engineering, Inc.	3,176,000	3,696
Cathay Financial Holding Co., Ltd.	1,562,000	2,544
Chailease Holding Co., Ltd.	2,990,405	7,265
Cleanaway Co., Ltd.	275,000	1,379
Delta Electronics, Inc.	775,000	4,891
Eclat Textile Co., Ltd.	433,867	3,944
Epistar Corp.	519,000	971
Fubon Financial Holding Co., Ltd.	3,922,490	6,022
Ginko International Co., Ltd.	152,000	2,049
Hermes Microvision, Inc.	93,155	3,889
Hon Hai Precision Industry Co., Ltd.	872,000	2,752
Largan Precision Co., Ltd.	75,000	5,375
MediaTek, Inc.	797,000	11,803
Taiwan Mobile Co., Ltd.	91,000	276
Taiwan Semiconductor Manufacturing Co., Ltd.	6,262,205	24,703
Uni-President Enterprises Corp.	2,814,549	4,885
		86,444
Thailand (5.0%)
Advanced Info Service PCL (Foreign)	1,154,200	8,009
Bangkok Bank PCL NVDR	1,376,900	8,663
DKSH Holding AG (b)	71,090	5,305
Indorama Ventures PCL (Foreign)	5,187,700	4,080
Indorama Ventures PCL NVDR	593,600	467
Kasikornbank PCL NVDR (b)	779,600	5,650
Land and Houses PCL (Foreign)	17,495,140	5,611
Land and Houses PCL NVDR	526,360	169
Minor International PCL (Foreign)	3,062,800	3,495
PTT PCL (Foreign)	563,000	6,251
Robinson Department Store PCL (Foreign)	1,464,800	2,383
Total Access Communication PCL (Foreign)	996,500	3,227
Total Access Communication PCL NVDR	290,000	939
		54,249
United States (0.8%)
Yum! Brands, Inc.	120,564	8,678
Total Common Stocks (Cost $908,247)		1,064,889

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $6,164)	16,698,436	5,073

Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	36,906,755	36,907

	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $8,750; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $8,925)	$8,750	8,750
Total Securities held as Collateral on Loaned Securities (Cost $45,657)		45,657

	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $17,213)	17,212,753	17,213
Total Short-Term Investments (Cost $62,870)		62,870
Total Investments (104.4%) (Cost $977,281) Including $47,345 of Securities Loaned (f)+		1,132,832
Liabilities in Excess of Other Assets (-4.4%)		(47,646)
Net Assets (100.0%)		$1,085,186

(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $47,345,000 and $49,636,000, respectively. The Portfolio received cash collateral of approximately $47,540,000, of which $45,657,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $1,883,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,096,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $977,281,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $155,551,000 of which approximately $209,704,000 related to appreciated securities and approximately $54,153,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	268,733	$2,450	10/16/14	USD	2,513	$2,513	$63
UBS AG	EUR	26,091	32,958	10/16/14	USD	33,787	33,787	829
UBS AG	USD	1,738	1,738	10/16/14	EUR	1,379	1,743	5
			$37,146				$38,043	$897

EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (86.5%)
Argentina (7.5%)
Banco Macro SA ADR	320,756	$12,705
Telecom Argentina SA ADR	531,726	10,794
YPF SA ADR	658,415	24,355
		47,854
Bangladesh (2.9%)
GrameenPhone Ltd.	3,705,472	18,289

Colombia (1.3%)
Cemex Latam Holdings SA (a)	940,756	8,362

Kenya (4.9%)
Kenya Commercial Bank Ltd.	24,399,809	15,984
Safaricom Ltd.	105,055,619	15,235
		31,219
Kuwait (10.5%)
Burgan Bank SAK	8,462,950	16,151
National Bank of Kuwait	14,886,488	50,620
		66,771
Morocco (1.3%)
Attijariwafa Bank	215,071	8,461

Nigeria (12.9%)
Dangote Cement PLC	10,576,030	14,329
FBN Holdings PLC	161,922,664	13,252
Guaranty Trust Bank PLC	107,371,848	19,417
Nigerian Breweries PLC	24,005,575	25,786
SEPLAT Petroleum Development Co. PLC (a)	2,396,189	9,433
		82,217
Pakistan (11.4%)
Engro Foods Ltd. (a)	7,772,097	7,663
Lucky Cement Ltd.	5,483,155	21,434
MCB Bank Ltd.	4,282,971	11,732
Oil & Gas Development Co., Ltd.	4,880,637	11,792
United Bank Ltd.	11,100,978	20,452
		73,073
Qatar (10.0%)
Gulf International Services OSC	753,943	25,422
Ooredoo QSC	245,644	8,937
Qatar Islamic Bank	439,238	13,605
Qatar National Bank SAQ	284,732	15,855
		63,819
Romania (4.8%)
Banca Transilvania (a)	29,441,131	14,669
BRD-Groupe Societe Generale (a)	2,508,515	6,246
Societatea Nationala de Gaze Naturale ROMGAZ SA	623,139	6,423
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (b)	302,095	3,027
		30,365

Sri Lanka (4.2%)
Commercial Bank of Ceylon PLC	11,939,723	14,272
John Keells Holdings PLC	6,459,245	12,564
		26,836
United Arab Emirates (11.5%)
Drake & Scull International (a)	27,081,691	9,733
Dubai Islamic Bank PJSC	5,612,428	12,683
Emaar Properties PJSC	7,752,798	24,379
First Gulf Bank PJSC	3,326,570	16,982
Gulf Marine Services PLC	3,679,677	9,365
		73,142
Vietnam (3.3%)
Viet Nam Dairy Products JSC	1,751,560	9,034
Vingroup JSC	5,372,682	12,149
		21,183
Total Common Stocks (Cost $474,632)		551,591

Participation Notes (9.5%)
Saudi Arabia (9.3%)
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	545,479	3,562
Almina Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	1,782,461	11,641
Jarir Marketing Co., Equity Linked Notes, expires 12/12/16 (b)	219,995	11,816
Saudi Airlines Catering Co., Equity Linked Notes, expires 5/23/17	295,799	14,981
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16	1,219,936	17,154
		59,154
Vietnam (0.2%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19	169,596	875
Viet Nam Dairy Products JSC Series 000K, Equity Linked Notes, expires 12/23/14	111,108	573
		1,448
Total Participation Notes (Cost $47,300)		60,602

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $27,604)	27,603,981	27,604
Total Investments (100.3%) (Cost $549,536) +		639,797
Liabilities in Excess of Other Assets (-0.3%)		(1,720)
Net Assets (100.0%)		$638,077

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $22,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $549,536,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $90,261,000 of which approximately $98,238,000 related to appreciated securities and approximately $7,977,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.2%)
Brazil (0.2%)
Prumo Logistica SA (a)	24,909	$9

Canada (5.7%)
Aimia, Inc.	6,865	104
Fairfax Financial Holdings Ltd.	155	70
Valeant Pharmaceuticals International, Inc. (a)	712	93
		267
China (4.6%)
Alibaba Group Holding Ltd. ADR (a)	1,624	144
Baidu, Inc. ADR (a)	318	70
		214
France (8.8%)
Christian Dior SA	1,170	196
Edenred	3,835	95
Eurazeo SA	1,661	119
		410
Hong Kong (2.3%)
L’Occitane International SA	47,000	108

Italy (3.1%)
Brunello Cucinelli SpA	1,831	38
Moncler SpA	7,411	106
		144
Japan (1.2%)
FANUC Corp.	300	54

Netherlands (2.9%)
Koninklijke Philips N.V.	2,348	75
OCI (a)	1,929	60
		135
Nigeria (1.6%)
Guinness Nigeria PLC	58,100	76

Singapore (3.6%)
Jardine Matheson Holdings Ltd.	2,089	124
Mandarin Oriental International Ltd.	25,000	44
		168
South Africa (3.4%)
Naspers Ltd., Class N	1,449	160

Switzerland (4.3%)
Nestle SA ADR	2,761	203

United Kingdom (5.9%)
Diageo PLC ADR	530	61
Intertek Group PLC	966	41
Manchester United PLC, Class A (a)	6,500	107

Poundland Group PLC (a)	13,186	68
		277
United States (43.6%)
Amazon.com, Inc. (a)	908	293
Apple, Inc.	897	90
Berkshire Hathaway, Inc., Class B (a)	716	99
Costco Wholesale Corp.	593	74
Facebook, Inc., Class A (a)	4,144	328
Google, Inc., Class A (a)	223	131
Google, Inc., Class C (a)	276	159
Keurig Green Mountain, Inc.	146	19
LinkedIn Corp., Class A (a)	469	98
Mastercard, Inc., Class A	898	66
Mead Johnson Nutrition Co.	1,367	132
PepsiCo, Inc.	744	69
Progressive Corp. (The)	2,750	70
Starbucks Corp.	1,228	93
Thermo Fisher Scientific, Inc.	743	90
Twitter, Inc. (a)	3,124	161
Visa, Inc., Class A	319	68
		2,040
Total Common Stocks (Cost $3,652)		4,265

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	36,590	—	@
USD/CNY December 2014 @ CNY 6.50	452,559	—	@
USD/CNY December 2014 @ CNY 6.50	529,736	—	@
USD/CNY June 2015 @ CNY 6.62	840,042	1
Total Call Options Purchased (Cost $6)		1

	Shares	Value (000)
Short-Term Investment (10.0%)
Investment Company (10.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $468)	467,593	468
Total Investments (101.2%) (Cost $4,126) +		4,734
Liabilities in Excess of Other Assets (-1.2%)		(54)
Net Assets (100.0%)		$4,680

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $4,126,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $608,000 of which approximately $718,000 related to appreciated securities and approximately $110,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY —	Chinese Yuan Renminbi
USD —	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (81.5%)
Brazil (3.5%)
JHSF Participacoes SA	228,546	$335
Prumo Logistica SA (a)	140,057	52
		387
Canada (4.1%)
Corby Spirit and Wine Ltd.	13,209	243
Second Cup Ltd. (The)	69,341	205
		448
China (1.8%)
Jumei International Holding Ltd. ADR (a)(e)	8,489	199

France (19.7%)
Christian Dior SA	6,744	1,130
Edenred	19,530	482
Eurazeo SA	7,582	546
		2,158
Germany (0.3%)
Zalando SE (a)	1,156	31

Greece (1.7%)
Titan Cement Co., SA (Preference)	14,525	181

Hong Kong (4.7%)
L’Occitane International SA	222,500	510

Ireland (1.4%)
Mincon Group PLC	159,144	159

Italy (6.8%)
Moncler SpA	15,099	216
Tamburi Investment Partners SpA	174,098	524
		740
Netherlands (6.6%)
Koninklijke Philips N.V.	22,477	717

Nigeria (2.8%)
Guinness Nigeria PLC	235,210	308

Singapore (2.4%)
Mandarin Oriental International Ltd.	147,000	258

Sweden (2.0%)
Investment AB Kinnevik	6,117	221

United Kingdom (6.7%)
Daily Mail & General Trust PLC	25,851	321
Just Eat PLC (a)	86,953	416
		737
United States (17.0%)
Castlight Health, Inc., Class B (a)	3,000	39

Dropbox, Inc. (a)(b)(c)(d) (acquisition cost - $25; acquired 5/1/12)	2,743	51
Fairway Group Holdings Corp. (a)(e)	17,374	65
Fox Factory Holding Corp. (a)	24,873	386
Progressive Corp. (The)	18,798	475
Rayonier Advanced Materials (e)	6,143	202
Roundy’s, Inc.	17,256	52
Solera Holdings, Inc.	8,001	451
Twitter, Inc. (a)	804	41
Workday, Inc., Class A (a)	533	44
zulily, Inc., Class A (a)	1,314	50
		1,856
Total Common Stocks (Cost $9,412)		8,910

Preferred Stocks (3.8%)
India (1.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $44; acquired 10/4/13)	1,910	138

United States (2.6%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $78; acquired 4/16/14)	1,917	78
Blue Bottle Coffee, Inc. Series B (a)(b)(c)(d) (acquisition cost - $56; acquirred 1/24/14)	3,945	62
DOMO, Inc. (a)(b)(c)(d) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	36
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost - $73; acquired 06/17/14)	6,374	73
Palantir Technologies, Inc. Series G (a)(b)(c)(d) (acquisition cost - $9; acquired 7/19/12)	2,935	17
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	9
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	9
		284
Total Preferred Stocks (Cost $309)		422

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(b)(c)(d) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	5

	Notional Amount	Value (000)
Call Options Purchased (7.8%)
United States (7.8%)
Intuitive Surgical, Inc. January 2015 @ $300	3	49
Intuitive Surgical, Inc. January 2016 @ $300	45	781
Motorola Solutions, Inc. January 2016 @ $50	16	23
Total Call Options Purchased (Cost $616)		853

	Shares	Value (000)
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f)	296,402	296

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $25; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $25)	$25	25
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $26; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $27)	26	26
		51
Total Securities held as Collateral on Loaned Securities (Cost $347)		347

	Shares	Value (000)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $793)	792,821	793
Total Short-Term Investments (Cost $1,140)		1,140
Total Investments (103.6%) (Cost $11,480) Including $333 of Securities Loaned +		11,330
Liabilities in Excess of Other Assets (-3.6%)		(398)
Net Assets (100.0%)		$10,932

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2014.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $478,000 and represents 4.4% of net assets.

(d)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $478,000, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $333,000 and $349,000, respectively. The Portfolio received cash collateral of approximately $347,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $11,480,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $150,000 of which approximately $764,000 related to appreciated securities and approximately $914,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (12.0%)
LVMH Moet Hennessy Louis Vuitton SA	74,837	$12,165
Pernod Ricard SA	126,000	14,266
Publicis Groupe SA	107,771	7,401
Sanofi	299,927	33,927
		67,759
Germany (4.0%)
SAP SE	312,294	22,523

Italy (0.9%)
Davide Campari-Milano SpA	727,239	5,249

Japan (0.8%)
Japan Tobacco, Inc.	144,900	4,713

Sweden (0.2%)
Swedish Match AB	38,630	1,253

Switzerland (8.9%)
Nestle SA (Registered)	686,995	50,551

United Kingdom (32.0%)
British American Tobacco PLC	928,968	52,438
Diageo PLC	907,195	26,252
Experian PLC	618,363	9,859
Imperial Tobacco Group PLC	211,864	9,150
Reckitt Benckiser Group PLC	464,305	40,270
Unilever PLC	1,032,336	43,262
		181,231
United States (39.0%)
3M Co.	123,890	17,553
Accenture PLC, Class A	326,118	26,520
Intuit, Inc.	73,311	6,426
Kraft Foods Group, Inc.	35,687	2,013
Mead Johnson Nutrition Co.	31,924	3,072
Microsoft Corp.	595,418	27,604
Mondelez International, Inc., Class A	637,506	21,844
Moody’s Corp.	109,960	10,391
NIKE, Inc., Class B	118,973	10,612
Philip Morris International, Inc.	310,912	25,930
Procter & Gamble Co. (The)	332,763	27,865
Time Warner, Inc.	286,212	21,526
Visa, Inc., Class A	91,279	19,476
		220,832
Total Common Stocks (Cost $448,209)		554,111

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $14,552)	14,551,726	14,552
Total Investments (100.4%) (Cost $462,761) +		568,663
Liabilities in Excess of Other Assets (-0.4%)		(2,127)
Net Assets (100.0%)		$566,536

(a)

The Portfolio invests in the Institutional Class of Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduce by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $462,761,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $105,902,000 of which approximately $109,948,000 related to appreciated securities and approximately $4,046,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (92.9%)
Australia (3.4%)
DuluxGroup Ltd.	12,019	$59

Brazil (4.3%)
JHSF Participacoes SA	27,643	41
Tegma Gestao Logistica	2,182	16
Vale SA (Preference)	1,674	16
		73
Canada (1.6%)
Second Cup Ltd. (The)	9,262	27

France (12.0%)
Accor SA	668	30
Christian Dior SA	526	88
Eurazeo SA	1,231	88
		206
Germany (2.3%)
ThyssenKrupp AG (a)	1,294	34
Zalando SE (a)	179	5
		39
Greece (1.1%)
Titan Cement Co., SA (Preference)	1,462	18

Ireland (1.0%)
Mincon Group PLC	17,505	18

Italy (6.2%)
Davide Campari-Milano SpA	4,319	31
Tamburi Investment Partners SpA	24,879	75
		106
Japan (2.6%)
MISUMI Group, Inc.	1,500	45

Netherlands (6.2%)
Koninklijke Philips N.V.	3,353	107

Nigeria (2.6%)
Guinness Nigeria PLC	33,319	44

Singapore (4.4%)
Mandarin Oriental International Ltd.	43,000	75

Spain (1.6%)
Baron de Ley (a)	303	28

Sweden (5.5%)
Byggmax Group AB	3,996	26
Investment AB Kinnevik	1,878	68
		94

Switzerland (4.5%)
Nestle SA (Registered)	1,044	77

United Kingdom (4.7%)
Daily Mail & General Trust PLC	3,901	48
Manchester United PLC, Class A (a)	2,000	33
		81
United States (28.9%)
Dresser-Rand Group, Inc. (a)	582	48
Intuitive Surgical, Inc. (a)	262	121
Mosaic Co. (The)	657	29
Motorola Solutions, Inc.	563	36
News Corp., Class A (a)	1,745	28
Progressive Corp. (The)	2,848	72
Rayonier Advanced Materials	663	22
Roundy’s, Inc.	6,610	20
Time Warner, Inc.	465	35
Zoetis, Inc.	2,302	85
		496
Total Common Stocks (Cost $1,506)		1,593

Participation Note (1.7%)
China (1.7%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $28)	1,100	29

Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $85)	85,330	85
Total Investments (99.6%) (Cost $1,619) +		1,707
Other Assets in Excess of Liabilities (0.4%)		7
Net Assets (100.0%)		$1,714

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,619,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $88,000 of which approximately $240,000 related to appreciated securities and approximately $152,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (88.0%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.5%)
Anheuser-Busch InBev N.V.	2,222	247

Brazil (3.1%)
CETIP SA - Mercados Organizados	43,090	533

Canada (1.6%)
Brookfield Infrastructure Partners LP	6,964	265

China (14.4%)
Autohome, Inc. ADR (a)	9,820	412
Baidu, Inc. ADR (a)	1,917	418
JD.com, Inc. ADR (a)	7,537	195
Qihoo 360 Technology Co., Ltd. ADR (a)	4,144	280
TAL Education Group ADR (a)	32,126	1,122
		2,427
Denmark (4.0%)
DSV A/S	24,271	684

Hong Kong (0.9%)
Louis XIII Holdings Ltd. (a)	290,620	146

India (4.4%)
Adani Ports and Special Economic Zone	65,446	294
Jubilant Foodworks Ltd. (a)	22,382	446
		740
Japan (1.9%)
Calbee, Inc.	10,100	331

Korea, Republic of (5.5%)
Hotel Shilla Co., Ltd.	3,116	353
NAVER Corp.	749	573
		926
South Africa (3.4%)
Naspers Ltd., Class N	5,219	576

Switzerland (1.3%)
Kuehne & Nagel International AG (Registered)	1,787	226

United Kingdom (5.2%)
Burberry Group PLC	20,404	500
Intertek Group PLC	4,775	203
Just Eat PLC (a)	36,665	175
		878
United States (40.8%)
Amazon.com, Inc. (a)	2,763	891
Cognizant Technology Solutions Corp., Class A (a)	8,955	401
Facebook, Inc., Class A (a)	16,090	1,272
Google, Inc., Class A (a)	678	399

Google, Inc., Class C (a)	761	439
Greenlight Capital Re Ltd., Class A (a)	8,684	281
Luxoft Holding, Inc. (a)	20,189	751
Mastercard, Inc., Class A	6,320	467
Monsanto Co.	2,481	279
MSCI, Inc. (a)	5,542	261
Priceline Group, Inc. (a)	447	518
Visa, Inc., Class A	2,067	441
WisdomTree Investments, Inc. (a)	20,751	236
Wynn Resorts Ltd.	1,406	263
		6,899
Total Common Stocks (Cost $10,038)		14,878

Preferred Stocks (1.5%)
India (1.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $51; acquired 10/4/13)	2,242	162

United States (0.5%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $92; acquired 4/16/14)	2,259	91
Total Preferred Stocks (Cost $143)		253

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(c)(d) (acquisition cost - $—@; acquired 9/16/10) (Cost $—@)	9	—	@

Participation Notes (4.2%)
China (4.2%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/13/15	14,278	377
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	12,485	330
Total Participation Notes (Cost $610)		707

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	134,154	—	@
USD/CNY December 2014 @ CNY 6.50	1,665,755	—	@
USD/CNY December 2014 @ CNY 6.50	1,869,554	—	@
USD/CNY June 2015 @ CNY 6.62	2,754,345	3
Total Call Options Purchased (Cost $19)		3

	Shares	Value (000)
Short-Term Investment (7.0%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,185)	1,185,242	1,185
Total Investments (100.7%) (Cost $11,995) +		17,026
Liabilities in Excess of Other Assets (-0.7%)		(125)
Net Assets (100.0%)		$16,901

(a)	Non-income producing security.
(b)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $253,000, representing 1.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2014.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $253,000 and represents 1.5% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $11,995,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,031,000 of which approximately $5,299,000 related to appreciated securities and approximately $268,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY —	Chinese Yuan Renminbi
USD —	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (6.0%)
CFS Retail Property Trust Group REIT	475,279	$830
Dexus Property Group REIT	7,206,617	7,004
Federation Centres REIT	2,436,889	5,505
Goodman Group REIT	3,907,322	17,687
GPT Group REIT	3,701,621	12,542
Investa Office Fund REIT	735,243	2,157
Mirvac Group REIT	8,544,195	12,867
Scentre Group REIT (a)	12,099,169	34,746
Stockland REIT	4,201,206	14,530
Westfield Corp. REIT	5,124,767	33,428
		141,296
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	646,385	3,364
BUWOG AG (a)	81,279	1,609
		4,973
Belgium (0.1%)
Cofinimmo REIT	13,850	1,569

Brazil (0.6%)
BR Malls Participacoes SA	487,761	3,852
BR Properties SA	808,700	4,295
Iguatemi Empresa de Shopping Centers SA	600,001	6,081
		14,228
Canada (2.2%)
Boardwalk REIT	139,028	8,553
Brookfield Canada Office Properties REIT	219,952	5,334
Calloway REIT	89,611	2,058
Canadian Apartment Properties REIT	45,378	956
Crombie Real Estate Investment Trust REIT	302,150	3,494
Extendicare, Inc.	191,580	1,406
First Capital Realty, Inc.	452,790	7,079
RioCan REIT	1,013,644	23,233
		52,113
China (0.3%)
China Overseas Land & Investment Ltd. (b)	296,000	762
China Resources Land Ltd. (b)	1,779,000	3,666
China Vanke Co. Ltd. H Shares (a)(b)	582,200	1,029
Guangzhou R&F Properties Co., Ltd. H Shares (b)	1,146,000	1,158
		6,615
Finland (0.3%)
Citycon Oyj	789,812	2,644
Sponda Oyj	963,670	4,357
		7,001
France (2.9%)
Altarea REIT	4,310	715
Fonciere Des Regions REIT	57,794	5,208
Gecina SA REIT	48,223	6,319
ICADE REIT	68,044	5,739

Klepierre REIT	155,884	6,826
Mercialys SA REIT	22,534	491
Unibail-Rodamco SE REIT	164,758	42,390
		67,688
Germany (1.6%)
Alstria Office AG REIT (a)	122,197	1,497
Deutsche Annington Immobilien SE	321,563	9,333
Deutsche Euroshop AG	111,025	4,805
Deutsche Wohnen AG	388,993	8,313
DO Deutsche Office AG REIT (a)	523,570	2,004
GAGFAH SA (a)	177,206	3,301
LEG Immobilien AG (a)	139,266	9,652
		38,905
Hong Kong (12.0%)
Champion REIT	2,790,000	1,164
Hang Lung Properties Ltd.	1,993,000	5,673
Henderson Land Development Co., Ltd.	1,466,335	9,499
Hongkong Land Holdings Ltd.	6,389,000	43,445
Hysan Development Co., Ltd.	4,869,014	22,511
Kerry Properties Ltd.	1,478,220	4,969
Link REIT (The)	6,088,775	35,091
New World Development Co., Ltd.	12,849,875	14,960
Sino Land Co., Ltd.	3,429,637	5,300
Sun Hung Kai Properties Ltd.	6,452,186	91,487
Swire Properties Ltd.	5,099,400	15,893
Wharf Holdings Ltd.	4,208,763	29,920
		279,912
Italy (0.1%)
Beni Stabili SpA REIT	4,438,841	3,128

Japan (14.1%)
Activia Properties, Inc. REIT	768	6,169
Advance Residence Investment Corp. REIT	531	1,235
GLP J REIT	2,461	2,843
Hulic Co., Ltd.	863,300	9,131
Japan Real Estate Investment Corp. REIT	3,408	17,526
Japan Retail Fund Investment Corp. REIT	4,076	8,213
Mitsubishi Estate Co., Ltd.	3,727,000	83,885
Mitsui Fudosan Co., Ltd.	2,862,000	87,667
Mori Hills Investment Corp. REIT	3,475	4,829
Nippon Building Fund, Inc. REIT	3,729	19,618
Nippon Prologis, Inc. REIT	5,312	12,355
NTT Urban Development Corp.	135,300	1,424
Orix, Inc. J-REIT	4,046	5,087
Sumitomo Realty & Development Co., Ltd.	1,551,000	55,188
Tokyo Tatemono Co., Ltd.	1,116,000	9,026
United Urban Investment Corp. REIT	3,734	5,730
		329,926
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	—

Netherlands (0.7%)
Corio N.V. REIT	145,807	7,150
Eurocommercial Properties N.V. CVA REIT	112,678	4,963
Vastned Retail N.V. REIT	49,881	2,281

Wereldhave N.V. REIT	33,790	2,783
		17,177
Norway (0.1%)
Norwegian Property ASA (a)	894,133	1,337

Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	1,968,000	3,471
CapitaCommercial Trust REIT	1,219,000	1,524
CapitaLand Ltd.	7,564,000	18,974
CapitaMall Trust REIT	3,829,000	5,733
City Developments Ltd.	674,000	5,083
Global Logistic Properties Ltd.	5,868,000	12,465
Keppel REIT Management Ltd	1,491,000	1,391
SPH REIT	3,068,000	2,549
UOL Group Ltd.	1,719,221	8,908
		60,098
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	128,000	1,698

Sweden (0.8%)
Atrium Ljungberg AB, Class B	237,980	3,414
Castellum AB	165,229	2,514
Fabege AB	279,669	3,560
Hufvudstaden AB, Class A	687,034	8,559
		18,047
Switzerland (0.7%)
Mobimo Holding AG (Registered) (a)	5,811	1,127
PSP Swiss Property AG (Registered) (a)	149,035	12,520
Swiss Prime Site AG (Registered) (a)	44,596	3,312
		16,959
United Kingdom (7.0%)
British Land Co., PLC REIT	2,584,127	29,430
Capital & Counties Properties PLC	861,439	4,590
Capital & Regional PLC	7,250,832	5,701
Derwent London PLC REIT	221,874	9,823
Grainger PLC	1,434,355	4,313
Great Portland Estates PLC REIT	1,078,381	11,180
Hammerson PLC REIT	2,333,545	21,734
Intu Properties PLC REIT	1,391,214	7,278
Land Securities Group PLC REIT	1,886,750	31,780
LXB Retail Properties PLC (a)	3,749,232	8,251
Quintain Estates & Development PLC (a)	4,570,980	6,595
Safestore Holdings PLC REIT	1,254,366	4,352
Segro PLC REIT	600,657	3,536
Shaftesbury PLC REIT	341,893	3,777
ST Modwen Properties PLC	549,263	3,268
Unite Group PLC	702,762	4,836
Urban & Civic PLC (a)	831,389	3,147
		163,591
United States (46.7%)
Acadia Realty Trust REIT	142,671	3,935
Alexandria Real Estate Equities, Inc. REIT	142,530	10,512
AvalonBay Communities, Inc. REIT	481,619	67,894

Boston Properties, Inc. REIT	326,875	37,839
Camden Property Trust REIT	311,062	21,317
Chesapeake Lodging Trust	243,543	7,099
Cousins Properties, Inc. REIT	1,046,081	12,501
CubeSmart REIT	75,271	1,353
DDR Corp. REIT	172,450	2,885
Duke Realty Corp. REIT	492,500	8,461
Equity Lifestyle Properties, Inc. REIT	340,534	14,425
Equity Residential REIT	1,473,263	90,724
Essex Property Trust, Inc. REIT	75,064	13,418
Exeter Industrial Value Fund, LP REIT (a)(c)(d)(e)	1,860,000	1,581
Federal Realty Investment Trust REIT	56,384	6,679
Forest City Enterprises, Inc., Class A (a)	609,569	11,923
General Growth Properties, Inc. REIT	2,002,964	47,170
HCP, Inc. REIT	380,972	15,128
Health Care REIT, Inc.	112,400	7,010
Healthcare Realty Trust, Inc. REIT	429,766	10,177
Hilton Worldwide Holdings, Inc. (a)	317,651	7,824
Host Hotels & Resorts, Inc. REIT	4,471,803	95,384
Hudson Pacific Properties, Inc. REIT	398,478	9,826
KTR Industrial Fund II, LP REIT (a)(c)(d)(e)	4,597,826	5,228
Lexington Realty Trust REIT	28,300	277
Liberty Property Trust REIT	436,270	14,510
Macerich Co. (The) REIT	500,212	31,928
Mack-Cali Realty Corp. REIT	702,988	13,434
Mid-America Apartment Communities, Inc. REIT	262,840	17,255
National Retail Properties, Inc. REIT	431,736	14,925
New York REIT, Inc. REIT	57,360	590
ProLogis, Inc. REIT	707,381	26,668
PS Business Parks, Inc. REIT	40,303	3,069
Public Storage REIT	332,175	55,088
Realty Income Corp. REIT	212,401	8,664
Regency Centers Corp. REIT	764,581	41,157
Rexford Industrial Realty, Inc. REIT	256,992	3,557
Senior Housing Properties Trust REIT	1,248,548	26,120
Simon Property Group, Inc. REIT	837,401	137,685
Sovran Self Storage, Inc. REIT	9,990	743
Starwood Hotels & Resorts Worldwide, Inc.	505,396	42,054
Summit Hotel Properties, Inc. REIT	461,924	4,980
Sunstone Hotel Investors, Inc. REIT	389,333	5,381
Tanger Factory Outlet Centers, Inc. REIT	745,809	24,403
Taubman Centers, Inc. REIT	20,174	1,473
Ventas, Inc. REIT	474,016	29,365
Vornado Realty Trust REIT	761,111	76,081
WP Carey, Inc. REIT	50,310	3,208
		1,092,908
Total Common Stocks (Cost $2,077,902)		2,319,169

	No. of Rights
Rights (0.0%)
Italy (0.0%)
Beni Stabili SpA (a) (Cost $—)	4,438,841	93

	No. of Warrants
Warrants (0.1%)
Hong Kong (0.1%)
Sun Hung Kai Properties Ltd. (a) (Cost $—)	539,181	901

	Shares	Value (000)
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $17,313)	17,313,494	17,313
Total Investments (99.9%) (Cost $2,095,215) +		2,337,476
Other Assets in Excess of Liabilities (0.1%)		2,361
Net Assets (100.0%)		$2,339,837

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $6,809,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2014.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,451,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $2,308,000. At September 30, 2014, these securities had an aggregate market value of approximately $6,809,000 representing 0.3% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $2,095,215,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $242,261,000 of which approximately $293,616,000 related to appreciated securities and approximately $51,355,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
France (9.3%)
LVMH Moet Hennessy Louis Vuitton SA	1,472	$239
Pernod Ricard SA	2,808	318
Publicis Groupe SA	4,136	284
Sanofi	10,740	1,215
		2,056
Germany (5.0%)
Bayer AG (Registered)	3,407	477
SAP SE	8,560	618
		1,095
Japan (0.6%)
Japan Tobacco, Inc.	4,300	140

Switzerland (14.7%)
Nestle SA (Registered)	18,676	1,374
Novartis AG (Registered)	11,279	1,065
Roche Holding AG (Genusschein)	2,690	798
		3,237
United Kingdom (27.3%)
Aggreko PLC	3,301	83
British American Tobacco PLC	22,943	1,295
Diageo PLC	29,937	866
Experian PLC	11,541	184
GlaxoSmithKline PLC	15,306	351
Prudential PLC	10,274	229
Reckitt Benckiser Group PLC	13,361	1,159
Smiths Group PLC	10,264	210
Unilever PLC	29,519	1,237
Weir Group PLC (The)	9,425	382
		5,996
United States (40.2%)
3M Co.	5,285	749
Accenture PLC, Class A	8,153	663
Danaher Corp.	9,294	706
Google, Inc., Class A (a)	1,529	900
Intuit, Inc.	1,844	162
Johnson & Johnson	8,239	878
McDonald’s Corp.	1,368	130
Microsoft Corp.	12,932	599
Mondelez International, Inc., Class A	16,360	560
Moody’s Corp.	2,474	234
Nielsen N.V.	9,954	441
NIKE, Inc., Class B	4,187	373
Philip Morris International, Inc.	8,065	673
Procter & Gamble Co. (The)	8,228	689
Time Warner, Inc.	8,269	622
Visa, Inc., Class A	2,112	451
		8,830
Total Common Stocks (Cost $20,362)		21,354

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $455)	455,282	455
Total Investments (99.2%) (Cost $20,817) +		21,809
Other Assets in Excess of Liabilities (0.8%)		168
Net Assets (100.0%)		$21,977

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $20,817,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $992,000 of which approximately $1,326,000 related to appreciated securities and approximately $334,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (90.2%)
Australia (1.4%)
Aurizon Holding Ltd.	15,260	$60

Belgium (4.8%)
Anheuser-Busch InBev N.V.	1,907	212

Brazil (2.8%)
CETIP SA - Mercados Organizados	10,191	126

Canada (4.9%)
Brookfield Asset Management, Inc., Class A	2,041	92
Brookfield Infrastructure Partners LP	3,258	124
		216
China (6.2%)
JD.com, Inc. ADR (a)	2,104	54
TAL Education Group ADR (a)	6,318	221
		275
Denmark (5.1%)
DSV A/S	8,107	228

France (11.1%)
Christian Dior SA	807	135
Danone SA	1,852	124
Edenred	1,938	48
Hermes International	186	55
Pernod Ricard SA	1,145	130
		492
Germany (2.0%)
Adidas AG	1,186	89

Indonesia (0.6%)
Hero Supermarket Tbk PT (a)	137,300	29

Japan (3.8%)
Calbee, Inc.	5,100	167

Korea, Republic of (5.0%)
Hotel Shilla Co., Ltd.	858	97
NAVER Corp.	164	126
		223
Norway (3.9%)
Telenor ASA	2,713	59
TGS Nopec Geophysical Co., ASA	4,389	112
		171
Singapore (1.9%)
Mandarin Oriental International Ltd.	49,000	86

South Africa (3.0%)
Naspers Ltd., Class N	1,223	135

Switzerland (8.4%)
Kuehne & Nagel International AG (Registered)	1,199	151
Nestle SA (Registered)	3,010	222
		373
United Kingdom (17.6%)
British American Tobacco PLC	1,194	67
Burberry Group PLC	8,455	207
Diageo PLC	4,657	135
Imperial Tobacco Group PLC	1,729	75
Intertek Group PLC	3,096	132
Reckitt Benckiser Group PLC	1,903	165
		781
United States (7.7%)
Cognizant Technology Solutions Corp., Class A (a)	2,643	118
Luxoft Holding, Inc. (a)	5,960	222
		340
Total Common Stocks (Cost $3,531)		4,003

Participation Notes (6.6%)
China (6.6%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/13/15	4,620	122
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	6,468	171
Total Participation Notes (Cost $266)		293

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	32,374	—	@
USD/CNY December 2014 @ CNY 6.50	396,018	—	@
USD/CNY December 2014 @ CNY 6.50	464,184	—	@
USD/CNY June 2015 @ CNY 6.62	814,662	1
Total Call Options Purchased (Cost $5)		1

	Shares	Value (000)
Short-Term Investment (6.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $277)	277,062	277
Total Investments (103.1%) (Cost $4,079) +		4,574
Liabilities in Excess of Other Assets (-3.1%)		(136)
Net Assets (100.0%)		$4,438

(a)	Non-income producing security.

(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $4,079,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $495,000 of which approximately $598,000 related to appreciated securities and approximately $103,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (2.0%)
Santos Ltd.	6,466,862	$77,400
WorleyParsons Ltd.	2,055,542	27,608
		105,008
Canada (1.4%)
Barrick Gold Corp.	3,237,649	47,613
Turquoise Hill Resources Ltd. (a)	6,117,064	22,995
		70,608
China (1.3%)
China Petroleum & Chemical Corp. H Shares (b)	77,500,000	67,870

France (10.4%)
BNP Paribas SA	990,912	65,733
Kering	130,596	26,334
LVMH Moet Hennessy Louis Vuitton SA	205,146	33,347
Pernod Ricard SA	461,287	52,227
Publicis Groupe SA	1,016,743	69,822
Sanofi	2,026,534	229,239
Vallourec SA	1,183,727	54,437
		531,139
Germany (8.0%)
BASF SE	462,024	42,384
Bayer AG (Registered)	678,982	95,107
Continental AG	481,660	91,650
HeidelbergCement AG	779,848	51,534
SAP SE	1,773,040	127,872
		408,547
Hong Kong (0.6%)
AIA Group Ltd.	5,715,300	29,552

Ireland (0.9%)
CRH PLC	2,038,569	46,630

Italy (1.0%)
Eni SpA	2,105,970	50,193

Japan (19.2%)
Hitachi Ltd.	9,765,000	74,567
Hoya Corp.	1,005,200	33,765
Inpex Corp.	5,648,800	79,807
Japan Tobacco, Inc.	1,391,000	45,240
Keyence Corp.	59,610	25,907
Kyocera Corp.	1,640,300	76,440
Lawson, Inc. (c)	647,900	45,310
Mitsubishi Estate Co., Ltd.	2,837,000	63,854
MS&AD Insurance Group Holdings, Inc.	1,546,000	33,725
NGK Spark Plug Co., Ltd.	1,923,400	56,558
Nitto Denko Corp.	235,800	12,932
NTT DoCoMo, Inc.	3,275,600	54,670
Sekisui House Ltd.	4,614,400	54,359
Sompo Japan Nipponkoa Holdings, Inc.	3,202,800	77,708
Sumco Corp. (c)	2,114,300	25,524

Sumitomo Mitsui Financial Group, Inc.	1,786,351	72,822
Sumitomo Mitsui Trust Holdings, Inc.	5,888,999	24,512
Toyota Motor Corp.	2,137,400	125,954
		983,654
Netherlands (5.4%)
Akzo Nobel N.V.	725,101	49,685
Unilever N.V. CVA	5,675,481	226,020
		275,705
Sweden (2.4%)
Nordea Bank AB	4,901,673	63,784
Svenska Handelsbanken AB, Class A	1,296,803	61,012
		124,796
Switzerland (15.9%)
Credit Suisse Group AG (Registered) (a)	2,607,116	72,285
Holcim Ltd. (Registered) (a)	479,284	34,966
Nestle SA (Registered)	3,184,240	234,307
Novartis AG (Registered)	1,994,489	188,335
Roche Holding AG (Genusschein)	552,658	163,881
Swisscom AG (Registered)	52,969	30,099
Zurich Insurance Group AG (a)	303,306	90,480
		814,353
United Kingdom (30.2%)
Admiral Group PLC	1,876,143	39,023
Aggreko PLC	893,683	22,427
BG Group PLC	5,000,759	92,420
BHP Billiton PLC	1,031,370	28,675
British American Tobacco PLC	4,307,482	243,151
Bunzl PLC	693,436	18,099
Diageo PLC	4,998,527	144,645
Experian PLC	1,636,132	26,087
Friends Life Group Ltd.	10,289,657	51,394
GlaxoSmithKline PLC	3,775,907	86,494
Glencore PLC	6,409,499	35,661
HSBC Holdings PLC	5,142,154	52,193
Imperial Tobacco Group PLC	918,319	39,660
Lloyds Banking Group PLC (a)	42,720,577	53,237
Meggitt PLC	8,292,686	60,658
Prudential PLC	4,979,765	111,084
Reckitt Benckiser Group PLC	2,759,040	239,296
Rio Tinto PLC	509,251	25,027
Smiths Group PLC	2,778,481	56,935
Weir Group PLC (The)	1,678,730	68,091
Wolseley PLC	1,029,162	54,090
		1,548,347
Total Common Stocks (Cost $4,197,755)		5,056,402

Short-Term Investments (2.6%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (d)	46,288,245	46,288

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $3,822; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $3,898)	$3,822	3,822
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $4,131; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $4,214)	4,131	4,131
		7,953
Total Securities held as Collateral on Loaned Securities (Cost $54,241)		54,241

	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $81,922)	81,922,407	81,922
Total Short-Term Investments (Cost $136,163)		136,163
Total Investments (101.3%) (Cost $4,333,918) Including $51,676 of Securities Loaned (e)+		5,192,565
Liabilities in Excess of Other Assets (-1.3%)		(68,436)
Net Assets (100.0%)		$5,124,129

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $51,676,000 and $54,487,000, respectively. The Portfolio received cash collateral of approximately $54,241,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $246,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $79,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $4,333,918,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $858,647,000 of which approximately $1,010,532,000 related to appreciated securities and approximately $151,885,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)

Commonwealth Bank of Australia	JPY	28,535,000	$260,204	10/17/14	USD	267,070	$267,070	$6,866

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.1%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.4%)
Anheuser-Busch InBev N.V.	1,992	222

Brazil (3.4%)
CETIP SA - Mercados Organizados	25,725	318

Canada (4.3%)
Brookfield Asset Management, Inc., Class A	3,273	147
Brookfield Infrastructure Partners LP	6,713	255
		402
China (21.2%)
Autohome, Inc. ADR (a)	6,340	266
Baidu, Inc. ADR (a)	1,364	298
JD.com, Inc. ADR (a)	4,331	112
Qihoo 360 Technology Co., Ltd. ADR (a)	3,546	239
TAL Education Group ADR (a)	26,013	909
Wynn Macau Ltd. (d)	49,200	156
		1,980
Denmark (5.7%)
DSV A/S	19,075	537

France (6.3%)
Christian Dior SA	1,105	185
Danone SA	1,739	116
Hermes International	369	110
Pernod Ricard SA	1,533	174
		585
Germany (1.4%)
Adidas AG	1,795	134

Hong Kong (0.7%)
Louis XIII Holdings Ltd. (a)	124,500	63

India (2.1%)
MakeMyTrip Ltd. (a)	7,220	201

Indonesia (0.5%)
Hero Supermarket Tbk PT (a)	204,300	43

Japan (3.3%)
Calbee, Inc.	9,400	308

Korea, Republic of (6.3%)
Hotel Shilla Co., Ltd.	1,782	202
NAVER Corp.	512	391
		593
Norway (1.6%)
TGS Nopec Geophysical Co., ASA	5,721	146

Singapore (1.2%)
Mandarin Oriental International Ltd.	66,000	116

South Africa (3.7%)
Naspers Ltd., Class N	3,128	345

Switzerland (4.7%)
Kuehne & Nagel International AG (Registered)	1,607	203
Nestle SA (Registered)	3,216	237
		440
Taiwan (0.9%)
Wei Chuan Foods Corp.	68,000	81

United Kingdom (11.3%)
Burberry Group PLC	17,371	426
Diageo PLC ADR	1,514	175
Intertek Group PLC	4,573	194
Just Eat PLC (a)	22,685	108
Reckitt Benckiser Group PLC	1,797	156
		1,059
United States (10.1%)
Cognizant Technology Solutions Corp., Class A (a)	5,373	240
Greenlight Capital Re Ltd., Class A (a)	7,839	254
Luxoft Holding, Inc. (a)(e)	12,066	449
		943
Total Common Stocks (Cost $6,430)		8,516

Preferred Stock (1.2%)
India (1.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(f) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	115

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(c)(f) (acquisition cost - $—@; acquired 9/16/10) (Cost $—@)	6	—	@

Participation Notes (4.2%)
China (4.2%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 2/13/15	8,591	227
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	6,336	167
Total Participation Notes (Cost $343)		394

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	88,344	—	@
USD/CNY December 2014 @ CNY 6.50	1,090,234	—	@
USD/CNY December 2014 @ CNY 6.50	1,241,940	—	@
USD/CNY June 2015 @ CNY 6.62	1,652,077	2
Total Call Options Purchased (Cost $12)		2

	Shares	Value (000)
Short-Term Investments (8.1%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (g)	11,276	11

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $1; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $1)	$1	1
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $1; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $1)	1	1
		2
Total Securities held as Collateral on Loaned Securities (Cost $13)		13

	Shares	Value (000)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $735)	734,532	735
Total Short-Term Investments (Cost $748)		748
Total Investments (104.6%) (Cost $7,569) Including $13 of Securities Loaned +		9,775
Liabilities in Excess of Other Assets (-4.6%)		(430)
Net Assets (100.0%)		$9,345

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2014.
(c)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $115,000, representing 1.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $13,000 and $13,000, respectively. The Portfolio received cash collateral of approximately $13,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $115,000 and represents 1.2% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $7,569,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,206,000 of which approximately $2,438,000 related to appreciated securities and approximately $232,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Australia (12.0%)
CFS Retail Property Trust Group REIT	60,313	$105
Dexus Property Group REIT	886,957	862
Federation Centres REIT	330,850	747
Goodman Group REIT	486,407	2,202
GPT Group REIT	494,252	1,675
Investa Office Fund REIT	82,447	242
Mirvac Group REIT	1,078,187	1,624
Scentre Group REIT (a)	1,569,747	4,508
Stockland REIT	563,971	1,950
Westfield Corp. REIT	646,051	4,214
		18,129
Austria (0.4%)
Atrium European Real Estate Ltd. (a)	83,545	435
BUWOG AG (a)	9,699	192
		627
Belgium (0.1%)
Cofinimmo REIT	1,669	189

China (0.4%)
China Overseas Land & Investment Ltd. (b)	38,000	98
China Resources Land Ltd. (b)	143,000	294
China Vanke Co. Ltd. H Shares (a)(b)	80,200	142
Guangzhou R&F Properties Co., Ltd. H Shares (b)	89,200	90
		624
Finland (0.7%)
Citycon Oyj	117,889	395
Sponda Oyj	143,180	647
		1,042
France (6.1%)
Altarea REIT	289	48
Fonciere Des Regions REIT	8,037	724
Gecina SA REIT	6,531	856
ICADE REIT	9,277	783
Klepierre REIT	21,187	928
Mercialys SA REIT	2,538	55
Unibail-Rodamco SE REIT	22,271	5,730
		9,124
Germany (3.4%)
Alstria Office AG REIT (a)	13,404	164
Deutsche Annington Immobilien SE	43,794	1,271
Deutsche Euroshop AG	14,474	626
Deutsche Wohnen AG	52,871	1,130
DO Deutsche Office AG REIT (a)	80,419	308
GAGFAH SA (a)	19,690	367
LEG Immobilien AG (a)	18,552	1,286
		5,152
Hong Kong (23.7%)
Champion REIT	379,000	158

Hang Lung Properties Ltd.	281,000	800
Henderson Land Development Co., Ltd.	197,298	1,278
Hongkong Land Holdings Ltd.	802,000	5,454
Hysan Development Co., Ltd.	629,836	2,912
Kerry Properties Ltd.	202,271	680
Link REIT (The)	801,395	4,618
New World Development Co., Ltd.	1,399,900	1,630
Sino Land Co., Ltd.	244,945	378
Sun Hung Kai Properties Ltd.	848,481	12,031
Swire Properties Ltd.	654,700	2,040
Wharf Holdings Ltd.	531,117	3,776
		35,755
Italy (0.3%)
Beni Stabili SpA REIT	653,448	461

Japan (27.4%)
Activia Properties, Inc. REIT	107	860
Advance Residence Investment Corp. REIT	76	177
GLP J REIT	152	176
Hulic Co., Ltd.	117,500	1,243
Japan Real Estate Investment Corp. REIT	417	2,144
Japan Retail Fund Investment Corp. REIT	514	1,036
Mitsubishi Estate Co., Ltd.	474,000	10,668
Mitsui Fudosan Co., Ltd.	362,000	11,089
Mori Hills Investment Corp. REIT	527	732
Nippon Building Fund, Inc. REIT	477	2,509
Nippon Prologis, Inc. REIT	493	1,147
NTT Urban Development Corp.	8,500	89
Orix, Inc. J-REIT	487	612
Sumitomo Realty & Development Co., Ltd.	199,000	7,081
Tokyo Tatemono Co., Ltd.	112,000	906
United Urban Investment Corp. REIT	517	793
		41,262
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	—

Netherlands (1.5%)
Corio N.V. REIT	19,919	977
Eurocommercial Properties N.V. CVA REIT	15,278	673
Vastned Retail N.V. REIT	6,243	285
Wereldhave N.V. REIT	4,136	341
		2,276
Norway (0.1%)
Norwegian Property ASA (a)	101,365	152

Singapore (5.3%)
Ascendas Real Estate Investment Trust REIT	269,000	474
CapitaCommercial Trust REIT	171,000	214
CapitaLand Ltd.	983,000	2,466
CapitaMall Trust REIT	524,000	785
City Developments Ltd.	93,000	701
Global Logistic Properties Ltd.	781,000	1,659
Keppel REIT Management Ltd	190,000	177
SPH REIT	326,000	271

UOL Group Ltd.	227,948	1,181
		7,928
Spain (0.2%)
Hispania Activos Inmobiliarios SAU (a)	18,279	242

Sweden (1.7%)
Atrium Ljungberg AB, Class B	35,441	508
Castellum AB	22,316	340
Fabege AB	38,198	486
Hufvudstaden AB, Class A	101,459	1,264
		2,598
Switzerland (1.5%)
Mobimo Holding AG (Registered) (a)	673	131
PSP Swiss Property AG (Registered) (a)	20,213	1,698
Swiss Prime Site AG (Registered) (a)	5,676	421
		2,250
United Kingdom (14.8%)
British Land Co., PLC REIT	354,459	4,037
Capital & Counties Properties PLC	121,626	648
Capital & Regional PLC	1,003,490	789
Derwent London PLC REIT	30,993	1,372
Grainger PLC	194,400	585
Great Portland Estates PLC REIT	148,045	1,535
Hammerson PLC REIT	320,515	2,985
Intu Properties PLC REIT	183,107	958
Land Securities Group PLC REIT	256,958	4,328
LXB Retail Properties PLC (a)	444,872	979
Quintain Estates & Development PLC (a)	593,560	856
Safestore Holdings PLC REIT	169,881	589
Segro PLC REIT	82,784	487
Shaftesbury PLC REIT	44,231	489
ST Modwen Properties PLC	79,844	475
Unite Group PLC	97,931	674
Urban & Civic PLC (a)	119,320	452
		22,238
Total Common Stocks (Cost $172,031)		150,049

	No. of Rights
Rights (0.0%)
Italy (0.0%)
Beni Stabili SpA (a) (Cost $—)	653,448	14

	No. of Warrants
Warrants (0.1%)
Hong Kong (0.1%)
Sun Hung Kai Properties Ltd. (a) (Cost $—)	58,975	98
Total Investments (99.7%) (Cost $172,031) +		150,161
Other Assets in Excess of Liabilities (0.3%)		474
Net Assets (100.0%)		$150,635

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  At September 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Security has been deemed illiquid at September 30, 2014.

+                                         At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $172,031,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $21,870,000 of which approximately $4,690,000 related to appreciated securities and approximately $26,560,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Brazil (10.8%)
Fleury SA	145,777	$843
GAEC Educacao SA	138,212	1,671
JHSF Participacoes SA	1,856,358	2,722
Prumo Logistica SA (a)	2,852,293	1,049
Restoque Comercio e Confeccoes de Roupas SA (a)	361,159	1,208
Tegma Gestao Logistica	177,969	1,294
		8,787
Canada (6.6%)
Big Rock Brewery, Inc.	55,698	771
Corby Spirit and Wine Ltd.	104,906	1,929
Flyht Aerospace Solutions Ltd. (a)	1,205,944	458
Second Cup Ltd. (The)	742,996	2,196
		5,354
China (2.0%)
Jumei International Holding Ltd. ADR (a)(d)	68,275	1,603

Denmark (0.5%)
Bang & Olufsen A/S (a)	42,991	416

France (14.5%)
Eurazeo SA	117,950	8,489
Faiveley Transport SA	23,303	1,485
Laurent-Perrier	14,669	1,251
Paris Orleans SA	28,057	620
		11,845
Germany (2.4%)
Draegerwerk AG & Co., KGaA (Preference)	11,942	1,057
Washtec AG	58,337	929
		1,986
Greece (3.7%)
Motor Oil Hellas Corinth Refineries SA	156,599	1,365
Titan Cement Co., SA (Preference)	136,039	1,692
		3,057
Hong Kong (5.8%)
China High Precision Automation Group Ltd. (a)(b)(c)	3,968,000	51
L’Occitane International SA	1,907,250	4,372
Louis XIII Holdings Ltd. (a)	546,350	275
		4,698
Ireland (3.3%)
C&C Group PLC	325,253	1,728
Mincon Group PLC	999,687	998
		2,726
Italy (11.5%)
Autogrill SpA (a)	186,107	1,466
Brunello Cucinelli SpA	79,418	1,657
Moncler SpA	111,486	1,591

Tamburi Investment Partners SpA	1,565,127	4,713
		9,427
Japan (4.8%)
Milbon Co., Ltd.	67,800	2,250
MISUMI Group, Inc.	56,200	1,696
		3,946
New Zealand (0.9%)
Kathmandu Holdings Ltd.	299,032	738

Nigeria (2.6%)
Guinness Nigeria PLC	1,639,320	2,151

Peru (1.2%)
Cementos Pacasmayo SAA ADR	105,082	940

Singapore (7.3%)
Mandarin Oriental International Ltd.	3,416,000	5,995

South Africa (0.6%)
Taste Holdings Ltd.	1,657,576	448

Spain (2.9%)
Baron de Ley (a)	25,996	2,387

Sweden (3.0%)
Byggmax Group AB	219,714	1,431
Mekonomen AB	45,400	985
		2,416
United Arab Emirates (2.5%)
Aramex PJSC	2,313,391	2,016

United Kingdom (8.6%)
Anglo-Eastern Plantations	103,303	1,061
Just Eat PLC (a)	731,588	3,499
Manchester United PLC, Class A (a)	99,400	1,638
Pets at Home Group PLC (a)	239,271	679
Poundland Group PLC (a)	27,035	138
		7,015
United States (2.9%)
Fox Factory Holding Corp. (a)	152,131	2,358
Total Common Stocks (Cost $86,726)		80,309

Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (e)	1,435,000	1,435

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $119; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $121)	$119	119
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $128; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $131)	128	128
		247
Total Securities held as Collateral on Loaned Securities (Cost $1,682)		1,682

	Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,454)	1,453,575	1,454
Total Short-Term Investments (Cost $3,136)		3,136
Total Investments (102.2%) (Cost $89,862) Including $1,603 of Securities Loaned +		83,445
Liabilities in Excess of Other Assets (-2.2%)		(1,804)
Net Assets (100.0%)		$81,641

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2014.

(c)                                  At September 30, 2014, the Portfolio held a fair valued security valued at approximately $51,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $1,603,000 and $1,690,000, respectively. The Portfolio received cash collateral of approximately $1,682,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $8,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+                                         At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $89,862,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $6,417,000 of which approximately $10,740,000 related to appreciated securities and approximately $17,157,000 related to depreciated securities.

ADR                     American Depositary Receipt.

PJSC                    Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.6%)
Australia (6.6%)
DUET Group	523,236	$1,113
Macquarie Atlas Roads Group	104,556	264
Spark Infrastructure Group (a)	200,878	323
Sydney Airport	113,871	426
Transurban Group	286,727	1,938
		4,064
Austria (2.0%)
Flughafen Wien AG	14,325	1,196

Brazil (0.5%)
CCR SA	13,700	94
Cia de Saneamento Basico do Estado de Sao Paulo ADR	26,815	217
		311
Canada (9.4%)
Enbridge, Inc.	64,685	3,097
TransCanada Corp. (a)	52,974	2,728
		5,825
China (4.1%)
Beijing Enterprises Holdings Ltd. (b)	29,500	253
China Everbright International Ltd. (b)	347,000	460
China Merchants Holdings International Co., Ltd. (b)	93,527	289
ENN Energy Holdings Ltd. (b)	54,000	353
Guangdong Investment Ltd. (b)	816,000	953
Jiangsu Expressway Co., Ltd. H Shares (b)	208,000	219
		2,527
France (4.6%)
Eutelsat Communications SA	49,431	1,596
SES SA	27,677	957
Vinci SA	5,090	296
		2,849
Germany (0.9%)
Fraport AG Frankfurt Airport Services Worldwide	8,327	548

Italy (4.7%)
Atlantia SpA	72,174	1,782
Snam SpA	148,009	819
Societa Iniziative Autostradali e Servizi SpA	122	1
Terna Rete Elettrica Nazionale SpA	56,233	283
		2,885
Japan (2.0%)
Tokyo Gas Co., Ltd.	219,000	1,231

Netherlands (2.6%)
Koninklijke Vopak N.V. (a)	29,820	1,609

Spain (1.3%)
Ferrovial SA	22,064	428

Red Electrica Corp., SA	4,460	386
		814
Switzerland (1.9%)
Flughafen Zuerich AG (Registered)	1,893	1,189

United Kingdom (8.0%)
National Grid PLC	211,634	3,047
Pennon Group PLC	96,074	1,232
Severn Trent PLC	9,420	287
United Utilities Group PLC	28,422	372
		4,938
United States (43.0%)
American Tower Corp. REIT	30,120	2,820
American Water Works Co., Inc.	16,720	806
Atmos Energy Corp.	7,010	334
CenterPoint Energy, Inc.	34,354	841
Cheniere Energy, Inc. (c)	8,701	696
Crown Castle International Corp.	33,239	2,677
Enbridge Energy Management LLC (a)(c)	34,735	1,292
ITC Holdings Corp.	40,491	1,443
Kinder Morgan, Inc. (a)	43,532	1,669
NiSource, Inc.	25,570	1,048
Northeast Utilities	23,390	1,036
Oneok, Inc.	12,840	842
PG&E Corp.	25,540	1,150
Plains GP Holdings LP, Class A	3,228	99
SBA Communications Corp., Class A (c)	8,339	925
SemGroup Corp., Class A	11,317	942
Sempra Energy	26,640	2,807
Spectra Energy Corp.	46,500	1,826
Targa Resources Corp.	650	89
Union Pacific Corp.	5,880	638
Williams Cos., Inc. (The)	46,630	2,581
		26,561
Total Common Stocks (Cost $49,516)		56,547

Short-Term Investments (18.2%)
Securities held as Collateral on Loaned Securities (9.8%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (d)	5,175,758	5,176

	Face Amount (000)	Value (000)
Repurchase Agreements (1.4%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $427; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $436)	$427	427

Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $462; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $471)	462	462
		889
Total Securities held as Collateral on Loaned Securities (Cost $6,065)		6,065

	Shares	Value (000)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (Cost $5,170)	5,170,488	5,170
Total Short-Term Investments (Cost $11,235)		11,235
Total Investments (109.8%) (Cost $60,751) Including $5,829 of Securities Loaned +		67,782
Liabilities in Excess of Other Assets (-9.8%)		(6,066)
Net Assets (100.0%)		$61,716

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $5,829,000 and $6,092,000, respectively. The Portfolio received cash collateral of approximately $6,065,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds —Treasury Securities Portfolio— Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $27,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Non-income producing security.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+                                         At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $60,751,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,031,000 of which approximately $7,096,000 related to appreciated securities and approximately $65,000 related to depreciated securities.

ADR                     American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (92.6%)
Beverages (6.9%)
Dr. Pepper Snapple Group, Inc.	12,161	$782
Monster Beverage Corp. (a)	3,812	350
PepsiCo, Inc.	7,886	734
		1,866
Commercial Services & Supplies (0.4%)
Edenred (France)	4,751	117

Diversified Financial Services (6.9%)
Berkshire Hathaway, Inc., Class B (a)	6,199	856
McGraw Hill Financial, Inc.	8,579	725
MSCI, Inc. (a)	6,358	299
		1,880
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	6,016	754

Food Products (8.5%)
Keurig Green Mountain, Inc.	1,253	163
McCormick & Co., Inc.	5,963	399
Mead Johnson Nutrition Co.	10,555	1,015
Nestle SA ADR (Switzerland)	10,074	742
		2,319
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	16,918	704

Hotels, Restaurants & Leisure (5.3%)
Dunkin’ Brands Group, Inc.	8,627	386
Panera Bread Co., Class A (a)	1,524	248
Starbucks Corp.	10,836	818
		1,452
Information Technology Services (5.3%)
Cognizant Technology Solutions Corp., Class A (a)	6,402	287
Mastercard, Inc., Class A	7,745	572
Visa, Inc., Class A	2,750	587
		1,446
Insurance (2.9%)
Progressive Corp. (The)	30,655	775

Internet & Catalog Retail (7.4%)
Amazon.com, Inc. (a)	6,237	2,011

Internet Software & Services (24.6%)
Alibaba Group Holding Ltd. ADR (China) (a)	4,261	379
Facebook, Inc., Class A (a)	29,151	2,304
Google, Inc., Class A (a)	1,488	876
Google, Inc., Class C (a)	1,774	1,024
LinkedIn Corp., Class A (a)	3,968	824
Twitter, Inc. (a)	24,710	1,274
		6,681

Life Sciences Tools & Services (2.4%)
Thermo Fisher Scientific, Inc.	5,400	657

Media (1.5%)
Naspers Ltd., Class N (South Africa)	3,611	398

Pharmaceuticals (3.5%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,888	642
Zoetis, Inc.	8,370	309
		951
Professional Services (1.2%)
Verisk Analytics, Inc., Class A (a)	5,241	319

Specialty Retail (2.7%)
TJX Cos., Inc. (The)	12,382	733

Tech Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	8,512	858

Textiles, Apparel & Luxury Goods (4.5%)
Christian Dior SA (France)	4,764	798
Michael Kors Holdings Ltd. (a)	5,940	424
		1,222
Total Common Stocks (Cost $18,865)		25,143

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	233,898	—	@
USD/CNY December 2014 @ CNY 6.50	2,895,653	—	@
USD/CNY December 2014 @ CNY 6.50	3,294,474	1
USD/CNY June 2015 @ CNY 6.62	4,473,209	4
Total Call Options Purchased (Cost $33)		5

	Shares	Value (000)
Short-Term Investment (6.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,804)	1,803,769	1,804
Total Investments (99.3%) (Cost $20,702) +		26,952
Other Assets in Excess of Liabilities (0.7%)		201
Net Assets (100.0%)		$27,153

(a)                                           Non-income producing security.

(b)                                           The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+                                                   At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $20,702,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,250,000 of which approximately $6,406,000 related to appreciated securities and approximately $156,000 related to depreciated securities.

@                                              Value is less than $500.

ADR                               American Depositary Receipt.

CNY           —  Chinese Yuan Renminbi

USD             —  United States Dollar

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Automobiles (3.7%)
Tesla Motors, Inc. (a)	526,945	$127,879

Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc. (a)	106,257	17,620
Gilead Sciences, Inc. (a)	600,164	63,887
Regeneron Pharmaceuticals, Inc. (a)(b)	54,076	19,495
		101,002
Capital Markets (1.5%)
BlackRock, Inc. (b)	158,614	52,076

Chemicals (1.8%)
Monsanto Co.	565,793	63,657

Commercial Services & Supplies (0.4%)
Edenred (France)	637,545	15,731

Diversified Financial Services (3.6%)
McGraw Hill Financial, Inc.	1,031,707	87,128
MSCI, Inc. (a)	757,113	35,599
		122,727
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	215,937	12,870

Food Products (4.3%)
Keurig Green Mountain, Inc.	394,329	51,314
Mead Johnson Nutrition Co.	996,243	95,859
		147,173
Health Care Equipment & Supplies (4.2%)
Intuitive Surgical, Inc. (a)	311,247	143,740

Health Care Technology (1.0%)
athenahealth, Inc. (a)	257,609	33,924

Hotels, Restaurants & Leisure (2.0%)
Starbucks Corp.	916,798	69,182

Information Technology Services (4.0%)
Mastercard, Inc., Class A	931,647	68,867
Visa, Inc., Class A	330,737	70,570
		139,437
Insurance (1.9%)
Progressive Corp. (The)	2,614,419	66,092

Internet & Catalog Retail (13.2%)
Amazon.com, Inc. (a)	826,084	266,362
JD.com, Inc. ADR (China) (a)(b)	710,526	18,346
Netflix, Inc. (a)	94,957	42,843
Priceline Group, Inc. (a)	110,599	128,138
		455,689

Internet Software & Services (25.1%)
Alibaba Group Holding Ltd. ADR (China) (a)	535,884	47,613
Facebook, Inc., Class A (a)	3,668,380	289,949
Google, Inc., Class A (a)	203,071	119,489
Google, Inc., Class C (a)	239,423	138,233
LinkedIn Corp., Class A (a)	519,496	107,946
Twitter, Inc. (a)	3,110,661	160,448
		863,678
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	1,022,405	167,593

Media (1.5%)
Naspers Ltd., Class N (South Africa)	466,193	51,442

Pharmaceuticals (3.0%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	777,835	102,052

Professional Services (1.0%)
Verisk Analytics, Inc., Class A (a)	568,108	34,592

Semiconductors & Semiconductor Equipment (1.0%)
ARM Holdings PLC ADR (United Kingdom)	755,472	33,007

Software (6.5%)
FireEye, Inc. (a)	739,896	22,612
Salesforce.com, Inc. (a)	1,914,689	110,152
Splunk, Inc. (a)	636,130	35,216
Workday, Inc., Class A (a)	675,711	55,746
		223,726
Tech Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	1,094,723	110,293

Textiles, Apparel & Luxury Goods (4.5%)
Christian Dior SA (France)	437,296	73,294
Michael Kors Holdings Ltd. (a)	1,146,113	81,821
		155,115
Total Common Stocks (Cost $1,928,889)		3,292,677

Preferred Stocks (1.2%)
Internet & Catalog Retail (1.0%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $20,639; acquired 4/16/14)	506,928	20,525
Flipkart Online Services Pvt Ltd. Series F (a)(c)(d)(e) (acquisition cost - $15,000; acquired 8/6/14)	207,900	15,000
		35,525
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $7,182; acquired 1/30/14)	375,979	7,061
Total Preferred Stocks (Cost $42,821)		42,586

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	34,512,484	2
USD/CNY December 2014 @ CNY 6.50	430,050,396	33
USD/CNY December 2014 @ CNY 6.50	482,672,176	40
USD/CNY June 2015 @ CNY 6.62	625,443,924	595
Total Call Options Purchased (Cost $4,723)		670

	Shares	Value (000)
Short-Term Investments (4.6%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f)	27,731,198	27,731

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $2,290; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $2,335)	$2,290	2,290
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $2,475; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $2,525)	2,475	2,475
		4,765
Total Securities held as Collateral on Loaned Securities (Cost $32,496)		32,496

	Shares	Value (000)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $123,092)	123,092,192	123,092
Total Short-Term Investments (Cost $155,588)		155,588
Total Investments (101.4%) (Cost $2,132,021) Including $38,585 of Securities Loaned +		3,491,521
Liabilities in Excess of Other Assets (-1.4%)		(48,498)
Net Assets (100.0%)		$3,443,023

(a)                                           Non-income producing security.

(b)                                           All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $38,585,000 and $40,242,000, respectively. The Portfolio received cash collateral of approximately $32,643,000 of which $32,496,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2014, there was uninvested cash collateral of approximately $147,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $7,599,000 was received in the form of U.S. Government agency securities, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                            Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $42,586,000 and represents 1.2% of net assets.

(d)                                           Security has been deemed illiquid at September 30, 2014.

(e)                                            At September 30, 2014, the Portfolio held fair valued securities valued at approximately $42,586,000, representing 1.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                             The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $103,000 relating to the Portfolio’s investment in the Liquidity Funds.

+                                                   At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $2,132,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,359,500,000 of which approximately $1,417,070,000 related to appreciated securities and approximately $57,570,000 related to depreciated securities.

ADR                               American Depositary Receipt.

CNY           —  Chinese Yuan Renminbi

USD             —  United States Dollar

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (92.8%)
Beverages (3.3%)
Big Rock Brewery, Inc. (Canada)	1,422	$19
PepsiCo, Inc.	535	50
		69
Chemicals (5.2%)
Mosaic Co. (The)	1,914	85
Rayonier Advanced Materials	801	26
		111
Communications Equipment (2.1%)
Motorola Solutions, Inc.	705	45

Diversified Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B (a)	445	61

Electronic Equipment, Instruments & Components (2.5%)
Universal Display Corp. (a)	1,624	53

Energy Equipment & Services (2.8%)
Dresser-Rand Group, Inc. (a)	715	59

Food & Staples Retailing (1.2%)
Roundy’s, Inc.	8,256	25

Food Products (4.5%)
Nestle SA ADR (Switzerland)	1,316	97

Health Care Equipment & Supplies (10.7%)
Abbott Laboratories	2,008	83
Intuitive Surgical, Inc. (a)	316	146
		229
Hotels, Restaurants & Leisure (5.9%)
BJ’s Restaurants, Inc. (a)	1,535	55
Fiesta Restaurant Group, Inc. (a)	529	26
Ignite Restaurant Group, Inc. (a)	2,051	13
Second Cup Ltd. (The) (Canada)	11,069	33
		127
Household Durables (3.3%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,280	43
NVR, Inc. (a)	25	28
		71
Industrial Conglomerates (6.1%)
Koninklijke Philips N.V. (Netherlands)	4,119	131

Information Technology Services (2.0%)
Automatic Data Processing, Inc.	520	43

Insurance (15.0%)
Arch Capital Group Ltd. (a)	1,918	105
Progressive Corp. (The)	6,894	174

RenaissanceRe Holdings Ltd.	420	42
		321
Internet & Catalog Retail (1.9%)
Blue Nile, Inc. (a)	1,424	41

Media (5.8%)
News Corp., Class A (a)	2,303	37
Sirius XM Holdings, Inc. (a)	12,271	43
Time Warner, Inc.	568	43
		123
Pharmaceuticals (4.8%)
Zoetis, Inc.	2,774	103

Real Estate Management & Development (1.1%)
Tejon Ranch Co. (a)	810	23

Semiconductors & Semiconductor Equipment (2.5%)
Tessera Technologies, Inc.	2,036	54

Software (3.2%)
Solera Holdings, Inc.	1,214	68

Specialty Retail (4.0%)
PetSmart, Inc.	1,211	85

Thrifts & Mortgage Finance (2.0%)
Essent Group Ltd. (a)	2,019	43
Total Common Stocks (Cost $1,728)		1,982

	No. of Warrants
Warrants (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co. (a) (Cost $1)	119	—	@

Short-Term Investment (10.9%)
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $232)	231,645	232
Total Investments (103.7%) (Cost $1,961) +		2,214
Liabilities in Excess of Other Assets (-3.7%)		(78)
Net Assets (100.0%)		$2,136

@	Value is less than $500.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,961,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $253,000 of which approximately $340,000 related to appreciated securities and approximately $87,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Aerospace & Defense (1.7%)
TransDigm Group, Inc.	21,908	$4,038

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	66,922	2,716

Beverages (1.6%)
Anheuser-Busch InBev N.V. (Belgium)	33,757	3,757

Capital Markets (3.9%)
CETIP SA - Mercados Organizados (Brazil)	314,666	3,895
WisdomTree Investments, Inc. (a)	460,148	5,237
		9,132
Chemicals (3.9%)
Monsanto Co.	80,350	9,040

Diversified Consumer Services (4.1%)
TAL Education Group ADR (China) (a)	271,946	9,502

Diversified Financial Services (5.6%)
CME Group, Inc.	45,704	3,654
MSCI, Inc. (a)	200,821	9,443
		13,097
Hotels, Restaurants & Leisure (4.7%)
Jubilant Foodworks Ltd. (India) (a)	173,818	3,464
Wynn Resorts Ltd.	39,907	7,466
		10,930
Information Technology Services (12.8%)
FleetCor Technologies, Inc. (a)	30,606	4,350
Luxoft Holding, Inc. (a)	108,844	4,049
Mastercard, Inc., Class A	150,511	11,126
Visa, Inc., Class A	49,316	10,522
		30,047
Insurance (3.1%)
Greenlight Capital Re Ltd., Class A (a)	222,097	7,198

Internet & Catalog Retail (18.7%)
Amazon.com, Inc. (a)	90,141	29,065
Priceline Group, Inc. (a)	12,557	14,548
		43,613
Internet Software & Services (29.4%)
Baidu, Inc. ADR (China) (a)	20,101	4,387
Facebook, Inc., Class A (a)	405,157	32,024
Google, Inc., Class A (a)	17,528	10,314
Google, Inc., Class C (a)	19,459	11,235
NAVER Corp. (Korea, Republic of)	4,066	3,109
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	42,944	2,897
Twitter, Inc. (a)	90,963	4,692
		68,658

Road & Rail (3.2%)
DSV A/S (Denmark)	270,337	7,614

Textiles, Apparel & Luxury Goods (1.7%)
Burberry Group PLC (United Kingdom)	165,186	4,046
Total Common Stocks (Cost $119,088)		223,388

Preferred Stock (0.6%)
Internet & Catalog Retail (0.6%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $1,502; acquired 4/16/14) (Cost $1,502)	36,894	1,494

Participation Note (3.0%)
Beverages (3.0%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $5,985)	261,537	6,904

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	2,782,274	—	@
USD/CNY December 2014 @ CNY 6.50	34,698,631	3
USD/CNY December 2014 @ CNY 6.50	39,150,310	3
USD/CNY June 2015 @ CNY 6.62	43,552,434	42
Total Call Options Purchased (Cost $363)		48

	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $2,689)	2,689,241	2,689
Total Investments (100.4%) (Cost $129,627) +		234,523
Liabilities in Excess of Other Assets (-0.4%)		(862)
Net Assets (100.0%)		$233,661

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $1,494,000 and represents 0.6% of net assets.

(c)	Security has been deemed illiquid at September 30, 2014.
(d)

At September 30, 2014, the Portfolio held a fair valued security valued at approximately $1,494,000, representing 0.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $129,627,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $104,896,000 of which approximately $107,451,000 related to appreciated securities and approximately $2,555,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY —	Chinese Yuan Renminbi
USD —	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (92.5%)
Air Freight & Logistics (3.1%)
XPO Logistics, Inc. (a)	1,717,845	$64,711

Auto Components (1.1%)
Fox Factory Holding Corp. (a)	1,546,505	23,971

Biotechnology (1.7%)
Agios Pharmaceuticals, Inc. (a)(b)	149,326	9,161
Alnylam Pharmaceuticals, Inc. (a)	92,789	7,247
Intrexon Corp. (a)(b)	268,243	4,984
Ironwood Pharmaceuticals, Inc. (a)	1,035,146	13,410
		34,802
Capital Markets (7.7%)
Actua Corp. (a)	590,029	9,452
Capitol Acquisition Corp. II (Units) (a)(c)	803,544	8,072
Financial Engines, Inc.	1,318,268	45,104
Greenhill & Co., Inc. (b)	887,438	41,257
WisdomTree Investments, Inc. (a)	4,904,323	55,811
		159,696
Chemicals (1.0%)
Platform Specialty Products Corp. (a)	810,539	20,280

Construction & Engineering (0.3%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	14,259,180	7,180

Construction Materials (1.4%)
Eagle Materials, Inc.	283,964	28,916

Diversified Telecommunication Services (0.2%)
magicJack VocalTec Ltd. (a)(b)	436,126	4,296

Electric Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	6,682,555	—

Electronic Equipment, Instruments & Components (1.6%)
Cognex Corp. (a)	255,722	10,298
FARO Technologies, Inc. (a)	195,380	9,916
Universal Display Corp. (a)(b)	375,625	12,260
		32,474
Health Care Providers & Services (1.0%)
HealthEquity, Inc. (a)	1,101,563	20,170

Health Care Technology (11.6%)
athenahealth, Inc. (a)	656,807	86,495
Castlight Health, Inc., Class B (a)(b)	2,739,137	35,444
HMS Holdings Corp. (a)	1,795,925	33,853
Medidata Solutions, Inc. (a)	1,451,950	64,307
Veeva Systems, Inc., Class A (a)	743,166	20,935
		241,034
Hotels, Restaurants & Leisure (6.8%)
BJ’s Restaurants, Inc. (a)	576,304	20,741
Fiesta Restaurant Group, Inc. (a)	1,548,324	76,921

Krispy Kreme Doughnuts, Inc. (a)	1,606,173	27,562
Papa Murphy’s Holdings, Inc. (a)(b)	846,204	8,631
Zoe’s Kitchen, Inc. (a)(b)	245,726	7,559
		141,414
Household Durables (1.3%)
iRobot Corp. (a)(b)	301,602	9,184
SodaStream International Ltd. (Israel) (a)(b)	640,085	18,876
		28,060
Internet & Catalog Retail (6.9%)
Blue Nile, Inc. (a)	1,168,636	33,364
Coupons.com, Inc. (a)(b)	840,653	10,054
Groupon, Inc. (a)	1,772,738	11,842
Jumei International Holding Ltd. ADR (a)(b)	927,720	21,783
MakeMyTrip Ltd. (India) (a)	1,002,686	27,905
Ocado Group PLC (United Kingdom) (a)	6,293,622	27,038
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	393,239	10,873
		142,859
Internet Software & Services (23.3%)
Angie’s List, Inc. (a)	1,552,637	9,890
Autohome, Inc. ADR (China) (a)(b)	675,559	28,380
Benefitfocus, Inc. (a)(b)	1,002,504	27,007
Criteo SA ADR (France) (a)	1,919,126	64,579
Dealertrack Technologies, Inc. (a)	1,338,369	58,099
Everday Health, Inc. (a)	866,501	12,105
GrubHub, Inc. (a)(b)	1,652,800	56,592
Just Eat PLC (United Kingdom) (a)	14,717,791	70,386
Marketo, Inc. (a)	406,888	13,143
OPOWER, Inc. (a)(b)	967,054	18,239
Twitter, Inc. (a)	1,936,045	99,861
Youku Tudou, Inc. ADR (China) (a)	721,827	12,935
Zillow, Inc., Class A (a)(b)	122,433	14,201
		485,417
Media (0.4%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $5,829; acquired 3/8/12)	5,452	9,340

Metals & Mining (1.0%)
US Silica Holdings, Inc.	324,888	20,309

Professional Services (7.9%)
Advisory Board Co. (The) (a)	1,163,814	54,222
Corporate Executive Board Co. (The)	835,666	50,199
WageWorks, Inc. (a)	1,326,908	60,414
		164,835
Semiconductors & Semiconductor Equipment (1.3%)
Tessera Technologies, Inc.	1,041,128	27,673

Software (5.8%)
Ellie Mae, Inc. (a)	405,259	13,211
FireEye, Inc. (a)	316,626	9,676
FleetMatics Group PLC (Ireland) (a)(b)	673,342	20,537
Guidewire Software, Inc. (a)	470,809	20,876
RealPage, Inc. (a)	516,218	8,001

Solera Holdings, Inc.	864,869	48,744
		121,045
Specialty Retail (6.5%)
Citi Trends, Inc. (a)	692,335	15,301
Five Below, Inc. (a)(b)	1,360,959	53,907
Lumber Liquidators Holdings, Inc. (a)	280,178	16,077
Restoration Hardware Holdings, Inc. (a)	623,131	49,570
		134,855
Tech Hardware, Storage & Peripherals (0.4%)
Nimble Storage, Inc. (a)(b)	345,029	8,960

Transportation Infrastructure (0.2%)
Prumo Logistica SA (Brazil) (a)	11,237,256	4,132
Total Common Stocks (Cost $1,612,942)		1,926,429

Preferred Stocks (4.1%)
Health Care Technology (0.2%)
Grand Rounds, Inc. Series B (a)(d)(e)(f) (acquisition cost - $3,362; acquired 6/24/14)	3,269,139	3,362

Hotels, Restaurants & Leisure (0.7%)
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost - $13,714; acquired 1/24/14)	947,792	14,804

Internet & Catalog Retail (1.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $9,579; acquired 10/4/13)	417,464	30,120

Internet Software & Services (0.5%)
Doximity, Inc. Series C (a)(d)(e)(f) (acquisition cost - $8,482; acquired 4/10/14)	1,759,434	8,639
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost - $5,449; acquired 3/19/08)	361,920	756
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $506; acquired 3/19/08)	51,702	49
		9,444
Software (1.1%)
DOMO, Inc. (a)(d)(e)(f) (acquisition cost - $10,559; acquired 1/31/14 - 2/07/14)	2,554,715	10,066
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost - $13,476; acquired 06/17/14)	1,179,743	13,476
		23,542
Tobacco (0.2%)
NJOY, Inc. Series D (a)(d)(e)(f) (acquisition cost - $6,363; acquired 2/14/14)	375,918	5,079
Total Preferred Stocks (Cost $71,490)		86,351

Convertible Preferred Stocks (0.4%)
Internet & Catalog Retail (0.4%)
Wayfair Holdings LLC Series B (Units) (a)(c)(d)(e)(f) (acquistion cost - $8,483; acquired 3/5/14)	323,475	7,715

Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (China) (a)(d)(e)(f) (acquisition cost - $—@; acquired 9/16/10)	1	—	@
Total Convertible Preferred Stocks (Cost $8,483)		7,715

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $2,301; acquired 3/19/08)	$793	693
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $55; acquired 3/19/08)	29	12
Total Promissory Notes (Cost $2,356)		705

	Notional Amount	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	25,442,473	2
USD/CNY December 2014 @ CNY 6.50	317,437,335	24
USD/CNY December 2014 @ CNY 6.50	363,861,150	30
USD/CNY June 2015 @ CNY 6.62	418,051,131	397
Total Call Options Purchased (Cost $3,392)		453

	Shares	Value (000)
Short-Term Investments (11.2%)
Securities held as Collateral on Loaned Securities (8.6%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (g)	153,490,010	153,490

	Face Amount (000)	Value (000)
Repurchase Agreements (1.2%)
BNP Paribas Securities Corp., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $12,672; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 2/25/28; valued at $12,926)	$12,672	12,672

Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $13,700; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 3/15/39 - 8/15/49; valued at $13,974)	13,700	13,700
		26,372
Total Securities held as Collateral on Loaned Securities (Cost $179,862)		179,862

	Shares	Value (000)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $53,761)	53,760,811	53,761
Total Short-Term Investments (Cost $233,623)		233,623
Total Investments (108.2%) (Cost $1,932,286) Including $187,471 of Securities Loaned +		2,255,276
Liabilities in Excess of Other Assets (-8.2%)		(171,796)
Net Assets (100.0%)		$2,083,480

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $187,471,000 and $195,782,000, respectively. The Portfolio received cash collateral of approximately $180,675,000, of which $179,862,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $813,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $15,107,000 was received in the form of U.S. Government agency securities, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Security has been deemed illiquid at September 30, 2014.
(e)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $104,111,000, representing 5.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to approximately $104,111,000 and represents 5.0% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $88,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,932,286,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $322,990,000 of which approximately $509,519,000 related to appreciated securities and approximately $186,529,000 related to depreciated securities.

ADR	American Depositary Receipt.
CNY —	Chinese Yuan Renminbi
USD —	United States Dollar

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.5%)
Apartments (17.9%)
AvalonBay Communities, Inc. REIT	372,128	$52,459
Camden Property Trust REIT	234,099	16,043
Equity Residential REIT	1,342,072	82,645
Essex Property Trust, Inc. REIT	45,438	8,122
Mid-America Apartment Communities, Inc. REIT	200,377	13,154
		172,423
Diversified (7.6%)
Forest City Enterprises, Inc., Class A (a)	295,445	5,779
Lexington Realty Trust REIT	46,340	454
Vornado Realty Trust REIT	641,386	64,113
WP Carey, Inc. REIT	40,900	2,608
		72,954
Health Care (8.4%)
HCP, Inc. REIT	465,738	18,495
Health Care REIT, Inc.	100,695	6,280
Healthcare Realty Trust, Inc. REIT	407,264	9,644
Senior Housing Properties Trust REIT	874,701	18,299
Ventas, Inc. REIT	452,641	28,041
		80,759
Industrial (5.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	6,685
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	6,719
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,514
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,195,652	10,456
ProLogis, Inc. REIT	544,489	20,527
Rexford Industrial Realty, Inc. REIT	228,977	3,169
		55,070
Lodging/Resorts (14.0%)
Chesapeake Lodging Trust	204,822	5,971
Hilton Worldwide Holdings, Inc. (a)	265,289	6,534
Host Hotels & Resorts, Inc. REIT	4,193,500	89,447
Starwood Hotels & Resorts Worldwide, Inc.	297,656	24,768
Summit Hotel Properties, Inc. REIT	405,598	4,372
Sunstone Hotel Investors, Inc. REIT	332,203	4,591
		135,683
Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	297,846	12,617

Mixed Industrial/Office (1.7%)
Duke Realty Corp. REIT	281,585	4,838
Liberty Property Trust REIT	268,640	8,935
PS Business Parks, Inc. REIT	34,181	2,602
		16,375
Office (8.3%)
Alexandria Real Estate Equities, Inc. REIT	120,770	8,907
Boston Properties, Inc. REIT	261,200	30,236
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,062
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,968

Cousins Properties, Inc. REIT	1,010,415	12,074
Hudson Pacific Properties, Inc. REIT	450,522	11,110
Mack-Cali Realty Corp. REIT	618,208	11,814
New York REIT, Inc. REIT	46,900	482
		80,653
Regional Malls (19.9%)
General Growth Properties, Inc. REIT	1,702,555	40,095
Macerich Co. (The) REIT	305,674	19,511
Simon Property Group, Inc. REIT	795,892	130,861
Taubman Centers, Inc. REIT	16,685	1,218
		191,685
Retail Free Standing (2.1%)
National Retail Properties, Inc. REIT	336,961	11,649
Realty Income Corp. REIT	216,310	8,823
		20,472
Self Storage (5.2%)
CubeSmart REIT	61,246	1,101
Public Storage REIT	278,269	46,148
Sovran Self Storage, Inc. REIT	44,813	3,333
		50,582
Shopping Centers (7.4%)
Acadia Realty Trust REIT	118,127	3,258
DDR Corp. REIT	140,066	2,343
Federal Realty Investment Trust REIT	65,435	7,751
Regency Centers Corp. REIT	678,666	36,533
Tanger Factory Outlet Centers, Inc. REIT	650,979	21,300
		71,185
Total Common Stocks (Cost $709,203)		960,458

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,632)	3,631,572	3,632
Total Investments (99.9%) (Cost $712,835) +		964,090
Other Assets in Excess of Liabilities (0.1%)		1,240
Net Assets (100.0%)		$965,330

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2014.
(c)

At September 30, 2014, the Portfolio held fair valued securities valued at approximately $37,404,000, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $506,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $6,166,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $4,730,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $4,616,000. At September 30, 2014, these securities had an aggregate market value of approximately $37,404,000, representing 3.9% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $712,835,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $251,255,000 of which approximately $264,966,000 related to appreciated securities and approximately $13,711,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.7%)
Brazil (8.3%)
Sovereign (8.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/17 — 1/1/25	BRL	3,635	$1,386

Colombia (7.1%)
Sovereign (7.1%)
Colombia Government International Bond,
4.38%, 3/21/23 (a)	COP	1,031,000	441
9.85%, 6/28/27	552,000		345
12.00%, 10/22/15	500,000		265
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)	255,000		129
			1,180
Hungary (5.2%)
Sovereign (5.2%)
Hungary Government Bond,
6.00%, 11/24/23	HUF	185,130	836
6.50%, 6/24/19	7,500		34
			870
Indonesia (7.6%)
Sovereign (7.6%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	8,000,000	675
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (b)(c)	6,500,000		602
			1,277
Malaysia (8.7%)
Sovereign (8.7%)
Malaysia Government Bond,
3.17%, 7/15/16	MYR	2,000	608
3.81%, 2/15/17	2,733		840
			1,448
Mexico (10.0%)
Sovereign (10.0%)
Mexican Bonos,
8.00%, 6/11/20	MXN	1,004	84
8.50%, 11/18/38	2,135		189
Petroleos Mexicanos(Units),
7.65%, 11/24/21 (b)(d)	17,570		1,397
			1,670
Nigeria (2.6%)
Sovereign (2.6%)
Nigeria Government Bond,
13.05%, 8/16/16	NGN	70,800	441

Peru (2.5%)
Sovereign (2.5%)
Peru Government Bond(Units),
8.60%, 8/12/17 (d)	PEN	965	378
Peruvian Government International Bond(Units),
8.20%, 8/12/26 (d)	106		44
			422
Poland (10.0%)
Sovereign (10.0%)
Poland Government Bond,
3.75%, 4/25/18	PLN	1,246	396
4.00%, 10/25/23	480		157
5.25%, 10/25/17	325		107
5.75%, 10/25/21	2,815		1,013
			1,673
Romania (2.1%)
Sovereign (2.1%)
Romania Government Bond,
5.85%, 4/26/23	RON	1,080	346

Russia (7.6%)
Sovereign (7.6%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	28,922	671
6.80%, 12/11/19	7,600		175
7.00%, 8/16/23	19,347		425
			1,271
South Africa (8.7%)
Sovereign (8.7%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	2,800	234
7.25%, 1/15/20	14,070		1,221
			1,455
Thailand (7.0%)
Sovereign (7.0%)
Thailand Government Bond,
3.63%, 6/16/23	THB	37,050	1,166

Turkey (8.3%)
Corporate Bond (2.3%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	960	377

Sovereign (6.0%)
Turkey Government Bond,
7.10%, 3/8/23	365		137
9.00%, 1/27/16 — 3/8/17	1,970		859
			996
			1,373
Total Fixed Income Securities (Cost $17,081)			15,978

	No. of Warrants
Warrants (0.1%)
Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(e) (Cost $—)	495	11

	Shares	Value (000)
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	400,197	400

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $95; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $97)	$95	95
Total Securities held as Collateral on Loaned Securities (Cost $495)		495

	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $296)	295,797	296
Total Short-Term Investments (Cost $791)		791
Total Investments (100.6%) (Cost $17,872) Including $451 of Securities Loaned +		16,780
Liabilities in Excess of Other Assets (-0.6%)		(105)
Net Assets (100.0%)		$16,675

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $451,000 and $516,000, respectively. The Portfolio received cash collateral of approximately $495,000 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of approximately $21,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	Security has been deemed illiquid at September 30, 2014.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $17,872,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,092,000 of which approximately $306,000 related to appreciated securities and approximately $1,398,000 related to depreciated securities.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

BRL —	Brazilian Real
COP —	Colombian Peso
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NGN —	Nigerian Naira
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
RUB —	Russian Ruble
THB —	Thai Baht
TRY —	Turkish Lira
ZAR —	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Argentina (1.3%)
Sovereign (1.3%)
Republic of Argentina,
2.50%, 12/31/38 (a)	$165	$89
8.28%, 12/31/33 (b)(c)	210	182
		271
Brazil (7.7%)
Corporate Bonds (6.0%)
Banco do Brasil SA,
9.00%, 6/18/24 (d)(e)(f)	200	195
Banco Safra SA,
6.75%, 1/27/21	200	224
BRF SA,
4.75%, 5/22/24 (e)	200	198
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (e)	200	194
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (e)	382	397
		1,208
Sovereign (1.7%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (e)	350	347
		1,555
Chile (2.8%)
Corporate Bond (1.0%)
Colbun SA,
4.50%, 7/10/24 (e)	200	199

Sovereign (1.8%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	150	156
5.25%, 8/10/20	200	214
		370
		569
China (2.9%)
Sovereign (2.9%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	360	372
4.38%, 4/10/24	200	206
		578
Colombia (3.1%)
Corporate Bonds (1.5%)
Ecopetrol SA,
5.88%, 5/28/45	44	45
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	100	96

5.38%, 1/26/19 (e)	150	152
		293
Sovereign (1.6%)
Colombia Government International Bond,
11.75%, 2/25/20	220	313
		606
Croatia (2.5%)
Sovereign (2.5%)
Croatia Government International Bond,
5.50%, 4/4/23	200	207
6.00%, 1/26/24 (e)	280	300
		507
Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.45%, 4/30/44 (e)	100	108

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (e)	80	80

Honduras (1.1%)
Sovereign (1.1%)
Republic of Honduras,
8.75%, 12/16/20	200	228

Hungary (3.6%)
Sovereign (3.6%)
Hungary Government International Bond,
4.00%, 3/25/19	20	20
5.38%, 3/25/24	202	214
5.75%, 11/22/23	340	370
6.38%, 3/29/21	108	122
		726
Indonesia (8.5%)
Sovereign (8.5%)
Indonesia Government International Bond,
5.88%, 1/15/24 (e)	200	221
7.75%, 1/17/38	192	245
Majapahit Holding BV,
7.75%, 1/20/20	329	382
Pertamina Persero PT,
4.30%, 5/20/23	260	248
6.45%, 5/30/44 (e)	200	202
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	419
		1,717

Iraq (1.1%)
Sovereign (1.1%)
Republic of Iraq,
5.80%, 1/15/28	250	226

Ivory Coast (1.6%)
Sovereign (1.6%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (e)	200	192
5.75%, 12/31/32	145	139
		331
Jamaica (1.1%)
Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25	200	214

Kazakhstan (3.9%)
Sovereign (3.9%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (e)	200	190
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (e)	200	191
KazMunayGas National Co., JSC,
6.38%, 4/9/21	375	406
		787
Kenya (1.0%)
Sovereign (1.0%)
Kenya Government International Bond,
6.88%, 6/24/24 (e)	200	211

Lithuania (1.4%)
Sovereign (1.4%)
Lithuania Government International Bond,
6.63%, 2/1/22	240	287

Mexico (12.9%)
Corporate Bonds (4.1%)
Alfa SAB de CV,
5.25%, 3/25/24	200	214
Cemex SAB de CV,
5.70%, 1/11/25 (e)	200	193
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (e)	200	210
Tenedora Nemak SA de CV,
5.50%, 2/28/23	200	206
		823
Sovereign (8.8%)
Mexico Government International Bond,
3.63%, 3/15/22	250	255
6.05%, 1/11/40	244	289
Petroleos Mexicanos,
3.50%, 1/30/23	150	144
4.88%, 1/24/22	458	488
6.50%, 6/2/41	190	221

6.63%, 6/15/35	330	384
		1,781
		2,604
Mozambique (1.0%)
Sovereign (1.0%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	200	202

Panama (2.6%)
Sovereign (2.6%)
Panama Government International Bond,
4.00%, 9/22/24	200	201
5.20%, 1/30/20	204	225
8.88%, 9/30/27	76	109
		535
Paraguay (1.1%)
Sovereign (1.1%)
Republic of Paraguay,
6.10%, 8/11/44 (e)	200	212

Peru (2.1%)
Corporate Bonds (1.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (e)(f)	212	228
BBVA Banco Continental SA,
5.25%, 9/22/29 (e)(f)	34	34
		262
Sovereign (0.8%)
Peruvian Government International Bond,
6.55%, 3/14/37	120	152
		414
Philippines (4.2%)
Sovereign (4.2%)
Philippine Government International Bond,
4.00%, 1/15/21	515	544
9.50%, 2/2/30	193	302
		846
Poland (2.3%)
Sovereign (2.3%)
Poland Government International Bond,
3.00%, 3/17/23	440	427
4.00%, 1/22/24	40	41
		468
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (e)	76	78
6.75%, 2/7/22	50	59
		137

Russia (8.1%)
Sovereign (8.1%)
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	400	401
7.50%, 3/31/30	1,099	1,234
		1,635
South Africa (2.6%)
Sovereign (2.6%)
South Africa Government International Bond,
4.67%, 1/17/24	300	304
5.88%, 9/16/25	200	220
		524
Turkey (4.7%)
Sovereign (4.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (e)	200	212
Turkey Government International Bond,
3.25%, 3/23/23	400	362
5.63%, 3/30/21	250	267
6.88%, 3/17/36	100	115
		956
Ukraine (0.4%)
Sovereign (0.4%)
Ukraine Government International Bond,
7.75%, 9/23/20	100	86

Venezuela (9.0%)
Sovereign (9.0%)
Petroleos de Venezuela SA,
5.25%, 4/12/17	280	196
6.00%, 11/15/26	1,736	911
8.50%, 11/2/17	98	78
9.00%, 11/17/21	240	161
Venezuela Government International Bond,
9.00%, 5/7/23	50	34
9.25%, 9/15/27 — 5/7/28	293	201
11.75%, 10/21/26	290	226
		1,807
Total Fixed Income Securities (Cost $19,435)		19,427

	Shares	Value (000)
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $223)	222,651	223
Total Investments (97.3%) (Cost $19,658) (h)+		19,650
Other Assets in Excess of Liabilities (2.7%)		543
Net Assets (100.0%)		$20,193

(a)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open futures contracts.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $19,658,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $8,000 of which approximately $489,000 related to appreciated securities and approximately $497,000 related to depreciated securities.

Futures Contract:

The Portfolio had the following futures contract open at September 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	17	$(2,010)	Dec-14	$7

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer;  (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$1,332	$—	$—	$1,332
Air Freight & Logistics	904	—	—	904
Airlines	583	—	—	583
Auto Components	168	—	—	168
Automobiles	998	—	—	998
Banks	27,873	—	—	27,873
Beverages	3,721	—	—	3,721
Biotechnology	3,010	—	—	3,010
Building Products	213	—	—	213
Capital Markets	748	—	—	748
Chemicals	2,242	—	—	2,242
Commercial Services & Supplies	438	—	—	438
Communications Equipment	323	—	—	323
Construction & Engineering	411	—	—	411
Construction Materials	349	—	—	349
Consumer Finance	362	—	—	362
Containers & Packaging	25	—	—	25
Diversified Financial Services	335	—	—	335
Diversified Telecommunication Services	1,935	—	—	1,935
Electric Utilities	1,320	—	—	1,320
Electrical Equipment	815	—	—	815
Electronic Equipment, Instruments & Components	340	—	—	340
Energy Equipment & Services	550	—	—	550
Food & Staples Retailing	3,594	—	—	3,594
Food Products	3,919	—	—	3,919
Gas Utilities	18	—	—	18
Health Care Equipment & Supplies	2,792	—	—	2,792
Health Care Providers & Services	2,704	—	—	2,704
Health Care Technology	81	—	—	81
Hotels, Restaurants & Leisure	621	—	—	621
Household Durables	673	—	—	673
Household Products	2,158	—	—	2,158
Independent Power Producers & Energy Traders	112	—	—	112
Industrial Conglomerates	1,675	—	—	1,675
Information Technology Services	1,529	—	—	1,529
Insurance	1,832	—	—	1,832
Internet & Catalog Retail	480	—	—	480
Internet Software & Services	674	—	—	674
Leisure Products	73	—	—	73
Life Sciences Tools & Services	683	—	—	683
Machinery	1,605	—	—	1,605
Marine	10	—	—	10
Media	1,214	—	—	1,214
Metals & Mining	1,136	—	—	1,136
Multi-Utilities	1,029	—	—	1,029
Multi-line Retail	214	—	—	214
Oil, Gas & Consumable Fuels	8,109	—	—	8,109
Paper & Forest Products	102	—	—	102
Personal Products	805	—	—	805
Pharmaceuticals	8,476	—	—	8,476
Professional Services	193	—	—	193
Real Estate Investment Trusts (REITs)	589	—	—	589
Real Estate Management & Development	439	—	—	439
Road & Rail	747	—	—	747
Semiconductors & Semiconductor Equipment	1,147	—	—	1,147
Software	1,321	—	—	1,321
Specialty Retail	1,868	—	—	1,868
Tech Hardware, Storage & Peripherals	1,066	—	—	1,066
Textiles, Apparel & Luxury Goods	605	—	—	605
Tobacco	2,456	—	—	2,456
Trading Companies & Distributors	241	—	—	241
Transportation Infrastructure	28	—	—	28
Water Utilities	15	—	—	15
Wireless Telecommunication Services	592	—	—	592
Total Common Stocks	106,620	—	—	106,620
Rights	29	— †	—	29 †
Investment Companies	2,320	—	—	2,320
Fixed Income Security - Sovereign	—	586	—	586
Short-Term Investments
Investment Company	324,177	—	—	324,177
U.S. Treasury Securities	—	10,231	—	10,231
Total Short-Term Investments	324,177	10,231	—	334,408
Foreign Currency Forward Exchange Contracts	—	7,963	—	7,963
Futures Contracts	3,143	—	—	3,143
Total Return Swap Agreements	—	11,515	—	11,515
Credit Default Swap Agreements	—	207	—	207
Interest Rate Swap Agreements	—	542	—	542
Total Assets	$436,289	$31,044 †	$—	$467,333 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,618)	—	(1,618)
Futures Contracts	(2,019)	—	—	(2,019)
Total Return Swap Agreements	—	(36)	—	(36)
Credit Default Swap Agreements	—	(194)	—	(194)
Interest Rate Swap Agreements	—	(160)	—	(160)
Total Liabilities	(2,019)	(2,008)	—	(4,027)
Total	$434,270	$29,036 †	$—	$463,306 †

†              Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$2,458	$—		$—		$2,458
Air Freight & Logistics	856	—		—		856
Airlines	281	—		—		281
Auto Components	3,494	—		—		3,494
Automobiles	11,920	—		—		11,920
Banks	30,709	—		—		30,709
Beverages	5,480	—	@	—		5,480
Biotechnology	1,177	—		—		1,177
Building Products	2,092	—		—		2,092
Capital Markets	6,634	—		—		6,634
Chemicals	8,108	—		—		8,108
Commercial Services & Supplies	1,200	—		—		1,200
Communications Equipment	1,940	—		—		1,940
Construction & Engineering	2,389	—		—		2,389
Construction Materials	1,827	—		—		1,827
Consumer Finance	89	—		—		89
Containers & Packaging	377	—		—		377
Distributors	2	—		—		2
Diversified Consumer Services	87	—		—		87
Diversified Financial Services	1,927	—		—	†	1,927
Diversified Telecommunication Services	7,251	—		—		7,251
Electric Utilities	1,591	—		—		1,591
Electrical Equipment	4,229	—		—		4,229
Electronic Equipment, Instruments & Components	4,746	—		—		4,746
Energy Equipment & Services	728	—		—		728
Food & Staples Retailing	5,007	—		—		5,007
Food Products	9,089	—		—		9,089
Gas Utilities	913	—		—		913
Health Care Equipment & Supplies	2,818	—		—		2,818
Health Care Providers & Services	635	—		—		635
Hotels, Restaurants & Leisure	3,176	—		—		3,176
Household Durables	2,051	—		—		2,051
Household Products	2,838	—		—		2,838
Industrial Conglomerates	3,656	—		—		3,656
Information Technology Services	1,569	—		—		1,569
Insurance	13,846	—		—		13,846
Internet Software & Services	487	—		—		487
Leisure Products	407	—		—		407
Life Sciences Tools & Services	599	—		—		599
Machinery	6,982	—		—		6,982
Marine	547	—		—		547
Media	6,285	—		—		6,285
Metals & Mining	9,788	—		—		9,788
Multi-Utilities	5,350	—		—		5,350
Multi-line Retail	677	—		—		677
Oil, Gas & Consumable Fuels	17,439	—		—		17,439
Paper & Forest Products	587	—		—		587
Personal Products	1,063	—		—		1,063
Pharmaceuticals	35,558	—		—		35,558
Professional Services	1,003	—		—		1,003
Real Estate Investment Trusts (REITs)	3,659	—		—		3,659
Real Estate Management & Development	3,576	—		—		3,576
Road & Rail	2,900	—		—		2,900
Semiconductors & Semiconductor Equipment	3,719	—		—		3,719
Software	3,684	—		—		3,684
Specialty Retail	1,967	—		—		1,967
Tech Hardware, Storage & Peripherals	2,817	—		—		2,817
Textiles, Apparel & Luxury Goods	2,208	—		—		2,208
Tobacco	3,300	—		—		3,300
Trading Companies & Distributors	3,639	—		—		3,639
Transportation Infrastructure	238	—		—		238
Water Utilities	208	—		—		208
Wireless Telecommunication Services	5,980	—		—		5,980
Total Common Stocks	271,857	—	@	—	†	271,857	†
Rights	4	—		—		4
Warrants	2	—		—		2
Short-Term Investments
Investment Company	52,916	—		—		52,916
Repurchase Agreement	—	1,722		—		1,722
Total Short-Term Investments	52,916	1,722		—		54,638
Foreign Currency Forward Exchange Contracts	—	689		—		689
Futures Contracts	139	—		—		139
Total Assets	$324,918	$2,411		$—	†	$327,329	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(345)		—		(345)
Futures Contracts	(339)	—		—		(339)
Total Liabilities	(339)	(345)		—		(684)
Total	$324,579	$2,066		$—	†	$326,645	†

@             Value is less than $500.

†                  Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Air Freight & Logistics	$44	$—	$—	$44
Airlines	17	—	—	17
Automobiles	236	37	—	273
Banks	1,289	—	—	1,289
Beverages	28	—	—	28
Chemicals	4	36	—	40
Commercial Banks	—	12	—	12
Commercial Services & Supplies	37	—	—	37
Construction & Engineering	111	—	—	111
Construction Materials	59	—	—	59
Diversified Consumer Services	27	—	—	27
Diversified Financial Services	294	—	—	294
Diversified Telecommunication Services	172	—	—	172
Electronic Equipment, Instruments & Components	154	32	—	186
Energy Equipment & Services	165	—	—	165
Food Products	253	35	—	288
Health Care Equipment & Supplies	40	—	—	40
Health Care Providers & Services	181	—	—	181
Hotels, Restaurants & Leisure	147	38	—	185
Household Durables	2	—	—	2
Independent Power Producers & Energy Traders	39	—	—	39
Industrial Conglomerates	359	—	—	359
Insurance	282	—	—	282
Internet & Catalog Retail	493	—	—	493
Internet Software & Services	505	—	—	505
Media	91	43	—	134
Metals & Mining	11	—	—	11
Multi-line Retail	42	—	—	42
Oil, Gas & Consumable Fuels	—	52	—	52
Personal Products	168	—	—	168
Pharmaceuticals	275	—	—	275
Professional Services	160	—	—	160
Real Estate Management & Development	334	—	—	334
Semiconductors & Semiconductor Equipment	1,004	28	—	1,032
Software	53	—	—	53
Specialty Retail	174	—	—	174
Tech Hardware, Storage & Peripherals	21	—	—	21
Textiles, Apparel & Luxury Goods	198	—	—	198
Tobacco	79	—	—	79
Transportation Infrastructure	35	—	—	35
Wireless Telecommunication Services	210	81	—	291
Total Common Stocks	7,793	394	—	8,187
Participation Notes	—	459	—	459
Short-Term Investment
Investment Company	305	—	—	305
Total Assets	$8,098	$853	$—	$8,951

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$6,636	$—	$—	$6,636
Airlines	6,354	—	—	6,354
Automobiles	20,283	—	—	20,283
Banks	238,414	18,822	—	257,236
Beverages	28,024	—	—	28,024
Chemicals	467	4,080	—	4,547
Commercial Services & Supplies	1,379	—	—	1,379
Construction & Engineering	7,404	—	—	7,404
Construction Materials	32,949	—	—	32,949
Consumer Finance	3,501	—	—	3,501
Diversified Consumer Services	3,703	—	—	3,703
Diversified Financial Services	28,474	—	—	28,474
Diversified Telecommunication Services	13,758	—	—	13,758
Electronic Equipment, Instruments & Components	13,018	—	—	13,018
Energy Equipment & Services	18,708	—	—	18,708
Food & Staples Retailing	17,995	—	—	17,995
Food Products	43,718	—	—	43,718
Health Care Equipment & Supplies	2,049	—	—	2,049
Health Care Providers & Services	9,311	—	—	9,311
Hotels, Restaurants & Leisure	20,544	3,495	—	24,039
Household Durables	8,819	—	—	8,819
Independent Power Producers & Energy Traders	2,663	—	—	2,663
Industrial Conglomerates	33,508	—	—	33,508
Information Technology Services	9,638	—	—	9,638
Insurance	28,404	—	—	28,404
Internet & Catalog Retail	3,200	—	—	3,200
Internet Software & Services	48,129	—	—	48,129
Machinery	9,997	—	—	9,997
Media	21,527	—	—	21,527
Multi-line Retail	15,728	2,383	—	18,111
Oil, Gas & Consumable Fuels	59,434	6,251	—	65,685
Paper & Forest Products	9,468	—	—	9,468
Personal Products	4,597	—	—	4,597
Pharmaceuticals	19,514	—	—	19,514
Professional Services	5,305	—	—	5,305
Real Estate Management & Development	4,528	5,611	—	10,139
Road & Rail	5,432	—	—	5,432
Semiconductors & Semiconductor Equipment	85,284	—	—	85,284
Software	6,712	—	—	6,712
Specialty Retail	2,258	—	—	2,258
Textiles, Apparel & Luxury Goods	23,447	—	—	23,447
Tobacco	8,331	—	—	8,331
Transportation Infrastructure	10,520	—	—	10,520
Wireless Telecommunication Services	69,879	11,236	—	81,115
Total Common Stocks	1,013,011	51,878	—	1,064,889
Investment Company	—	5,073	—	5,073
Short-Term Investments
Investment Company	54,120	—	—	54,120
Repurchase Agreement	—	8,750	—	8,750
Total Short-Term Investments	54,120	8,750	—	62,870
Foreign Currency Forward Exchange Contracts	—	897	—	897
Total Assets	$1,067,131	$66,598	$—	$1,133,729

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Banks	$254,625	$—	$—	$254,625
Beverages	25,786	—	—	25,786
Commercial Banks	8,461	—	—	8,461
Construction & Engineering	9,733	—	—	9,733
Construction Materials	44,125	—	—	44,125
Diversified Telecommunication Services	19,731	—	—	19,731
Energy Equipment & Services	34,787	—	—	34,787
Food Products	7,663	9,034	—	16,697
Industrial Conglomerates	12,564	—	—	12,564
Oil, Gas & Consumable Fuels	55,030	—	—	55,030
Real Estate Management & Development	36,528	—	—	36,528
Wireless Telecommunication Services	33,524	—	—	33,524
Total Common Stocks	542,557	9,034	—	551,591
Participation Notes	—	60,602	—	60,602
Short-Term Investment
Investment Company	27,604	—	—	27,604
Total Assets	$570,161	$69,636	$—	$639,797

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$206	$—	$—	$206
Commercial Services & Supplies	95	—	—	95
Construction & Engineering	60	—	—	60
Diversified Financial Services	218	—	—	218
Food & Staples Retailing	74	—	—	74
Food Products	354	—	—	354
Hotels, Restaurants & Leisure	137	—	—	137
Industrial Conglomerates	199	—	—	199
Information Technology Services	134	—	—	134
Insurance	140	—	—	140
Internet & Catalog Retail	293	—	—	293
Internet Software & Services	1,091	—	—	1,091
Life Sciences Tools & Services	90	—	—	90
Machinery	54	—	—	54
Media	371	—	—	371
Multi-line Retail	68	—	—	68
Pharmaceuticals	93	—	—	93
Professional Services	41	—	—	41
Specialty Retail	108	—	—	108
Tech Hardware, Storage & Peripherals	90	—	—	90
Textiles, Apparel & Luxury Goods	340	—	—	340
Transportation Infrastructure	9	—	—	9
Total Common Stocks	4,265	—	—	4,265
Call Options Purchased	—	1	—	1
Short-Term Investment
Investment Company	468	—	—	468
Total Assets	$4,733	$1	$—	$4,734

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Auto Components	$386	$—	$—	$386
Beverages	551	—	—	551
Capital Markets	524	—	—	524
Chemicals	202	—	—	202
Commercial Services & Supplies	482	—	—	482
Construction Materials	181	—	—	181
Diversified Financial Services	767	—	—	767
Food & Staples Retailing	117	—	—	117
Health Care Technology	39	—	—	39
Hotels, Restaurants & Leisure	463	—	—	463
Industrial Conglomerates	717	—	—	717
Insurance	475	—	—	475
Internet & Catalog Retail	280	—	—	280
Internet Software & Services	457	—	51	508
Machinery	159	—	—	159
Media	321	—	—	321
Real Estate Management & Development	335	—	—	335
Software	495	—	—	495
Specialty Retail	510	—	—	510
Textiles, Apparel & Luxury Goods	1,346	—	—	1,346
Transportation Infrastructure	52	—	—	52
Total Common Stocks	8,859	—	51	8,910
Preferred Stocks	—	—	422	422
Convertible Preferred Stock	—	—	5	5
Call Options Purchased	853	—	—	853
Short-Term Investments
Investment Company	1,089	—	—	1,089
Repurchase Agreements	—	51	—	51
Total Short-Term Investments	1,089	51	—	1,140
Total Assets	$10,801	$51	$478	$11,330

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$38	$67	$4
Purchases	—	245	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation/depreciation	13	110	1
Realized gains (losses)	—	—	—
Ending Balance	$51	$422	$5

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$13	$110	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

Global Discovery	Fair Value at September 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average/Selected Value		Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$62	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	12.1	x	9.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$78	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$138	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$51	Market Transaction Method	Precedent Transaction of Series C Preferred Shares	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$5	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.8	x	14.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$36	Market Transaction Method	Precedent Transaction	$4.13		$4.13		$4.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7	x	19.4	x	15.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$73	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	13.9	x	23.5	x	23.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$35	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.2	x	13.1	x	11.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$45,767	$—	$—	$45,767
Diversified Financial Services	10,391	—	—	10,391
Food Products	120,742	—	—	120,742
Household Products	68,135	—	—	68,135
Industrial Conglomerates	17,553	—	—	17,553
Information Technology Services	45,996	—	—	45,996
Media	28,927	—	—	28,927
Pharmaceuticals	33,927	—	—	33,927
Professional Services	9,859	—	—	9,859
Software	56,553	—	—	56,553
Textiles, Apparel & Luxury Goods	22,777	—	—	22,777
Tobacco	93,484	—	—	93,484
Total Common Stocks	554,111	—	—	554,111
Short-Term Investment
Investment Company	14,552	—	—	14,552
Total Assets	$568,663	$—	$—	$568,663

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$103	$—	$—	$103
Capital Markets	75	—	—	75
Chemicals	110	—	—	110
Communications Equipment	36	—	—	36
Construction Materials	18	—	—	18
Diversified Financial Services	156	—	—	156
Energy Equipment & Services	48	—	—	48
Food & Staples Retailing	20	—	—	20
Food Products	77	—	—	77
Health Care Equipment & Supplies	121	—	—	121
Hotels, Restaurants & Leisure	132	—	—	132
Industrial Conglomerates	107	—	—	107
Insurance	72	—	—	72
Internet & Catalog Retail	5	—	—	5
Machinery	18	—	—	18
Media	144	—	—	144
Metals & Mining	50	—	—	50
Pharmaceuticals	85	—	—	85
Real Estate Management & Development	41	—	—	41
Road & Rail	16	—	—	16
Specialty Retail	26	—	—	26
Textiles, Apparel & Luxury Goods	88	—	—	88
Trading Companies & Distributors	45	—	—	45
Total Common Stocks	1,593	—	—	1,593
Participation Note	—	29	—	29
Short-Term Investment
Investment Company	85	—	—	85
Total Assets	$1,678	$29	$—	$1,707

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$247	$—	$—		$247
Capital Markets	769	—	—		769
Chemicals	279	—	—		279
Construction & Engineering	146	—	—		146
Diversified Consumer Services	1,122	—	—		1,122
Diversified Financial Services	261	—	—		261
Electric Utilities	265	—	—	†	265	†
Food Products	331	—	—		331
Hotels, Restaurants & Leisure	1,062	—	—		1,062
Information Technology Services	2,060	—	—		2,060
Insurance	281	—	—		281
Internet & Catalog Retail	1,604	—	—		1,604
Internet Software & Services	3,968	—	—		3,968
Marine	226	—	—		226
Media	576	—	—		576
Professional Services	203	—	—		203
Road & Rail	684	—	—		684
Textiles, Apparel & Luxury Goods	500	—	—		500
Transportation Infrastructure	294	—	—		294
Total Common Stocks	14,878	—	—	†	14,878	†
Preferred Stocks	—	—	253		253
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	707	—		707
Call Options Purchased	—	3	—		3
Short-Term Investment
Investment Company	1,185	—	—		1,185
Total Assets	$16,063	$710	$253	†	$17,026	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$—	@	$53
Purchases	—		—		92
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation/depreciation	—		(—	@)	108
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$253

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—		$ (—	@)	$108

†	Includes one security which is valued at zero.
@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

Global Opportunity	Fair Value at September 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average/Selected Value		Impact to Valuation from an Increase in Input

Internet & Catalog Retail
Preferred Stocks	$91	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$162	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$765,330	$—	$—	†	$765,330	†
Health Care	89,206	—	—		89,206
Industrial	82,584	—	6,809		89,393
Lodging/Resorts	162,722	—	—		162,722
Mixed Industrial/Office	30,335	—	—		30,335
Office	224,845	—	—		224,845
Residential	277,755	—	—		277,755
Retail	618,047	—	—		618,047
Self Storage	61,536	—	—		61,536
Total Common Stocks	2,312,360	—	6,809	†	2,319,169	†
Rights	93	—	—		93
Warrants	901	—	—		901
Short-Term Investments
Investment Company	17,313	—	—		17,313
Total Assets	$2,330,667	$—	$6,809	†	$2,337,476	†

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$6,476	†
Purchases	22
Sales	(380)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	691
Realized gains (losses)
Ending Balance	$6,809	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$691

†      Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

	Fair Value at	Valuation	Unobservable
Global Real Estate	September 30, 2014 (000)	Technique	Input
Industrial
Common Stocks	$6,809	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$1,184	$—	$—	$1,184
Commercial Services & Supplies	83	—	—	83
Diversified Financial Services	234	—	—	234
Food Products	3,171	—	—	3,171
Hotels, Restaurants & Leisure	130	—	—	130
Household Products	1,848	—	—	1,848
Industrial Conglomerates	1,665	—	—	1,665
Information Technology Services	1,114	—	—	1,114
Insurance	229	—	—	229
Internet Software & Services	900	—	—	900
Machinery	382	—	—	382
Media	906	—	—	906
Pharmaceuticals	4,784	—	—	4,784
Professional Services	625	—	—	625
Software	1,379	—	—	1,379
Textiles, Apparel & Luxury Goods	612	—	—	612
Tobacco	2,108	—	—	2,108
Total Common Stocks	21,354	—	—	21,354
Short-Term Investment
Investment Company	455	—	—	455
Total Assets	$21,809	$—	$—	$21,809

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$477	$—	$—	$477
Capital Markets	126	—	—	126
Commercial Services & Supplies	48	—	—	48
Diversified Consumer Services	221	—	—	221
Diversified Telecommunication Services	59	—	—	59
Electric Utilities	124	—	—	124
Energy Equipment & Services	112	—	—	112
Food & Staples Retailing	29	—	—	29
Food Products	513	—	—	513
Hotels, Restaurants & Leisure	183	—	—	183
Household Products	165	—	—	165
Information Technology Services	340	—	—	340
Internet & Catalog Retail	54	—	—	54
Internet Software & Services	126	—	—	126
Marine	151	—	—	151
Media	135	—	—	135
Professional Services	132	—	—	132
Real Estate Management & Development	92	—	—	92
Road & Rail	288	—	—	288
Textiles, Apparel & Luxury Goods	486	—	—	486
Tobacco	142	—	—	142
Total Common Stocks	4,003	—	—	4,003
Participation Notes	—	293	—	293
Call Options Purchased	—	1	—	1
Short-Term Investment
Investment Company	277	—	—	277
Total Assets	$4,280	$294	$—	$4,574

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$60,658	$—	$—	$60,658
Auto Components	148,208	—	—	148,208
Automobiles	125,954	—	—	125,954
Banks	393,293	—	—	393,293
Beverages	196,872	—	—	196,872
Capital Markets	72,285	—	—	72,285
Chemicals	105,001	—	—	105,001
Commercial Services & Supplies	22,427	—	—	22,427
Construction Materials	133,130	—	—	133,130
Diversified Telecommunication Services	30,099	—	—	30,099
Electronic Equipment, Instruments & Components	210,679	—	—	210,679
Energy Equipment & Services	27,608	—	—	27,608
Food & Staples Retailing	45,310	—	—	45,310
Food Products	460,327	—	—	460,327
Household Durables	54,359	—	—	54,359
Household Products	239,296	—	—	239,296
Industrial Conglomerates	56,935	—	—	56,935
Insurance	432,966	—	—	432,966
Machinery	122,528	—	—	122,528
Media	69,822	—	—	69,822
Metals & Mining	159,971	—	—	159,971
Oil, Gas & Consumable Fuels	367,690	—	—	367,690
Pharmaceuticals	763,056	—	—	763,056
Professional Services	26,087	—	—	26,087
Real Estate Management & Development	63,854	—	—	63,854
Semiconductors & Semiconductor Equipment	25,524	—	—	25,524
Software	127,872	—	—	127,872
Textiles, Apparel & Luxury Goods	59,681	—	—	59,681
Tobacco	328,051	—	—	328,051
Trading Companies & Distributors	72,189	—	—	72,189
Wireless Telecommunication Services	54,670	—	—	54,670
Total Common Stocks	5,056,402	—	—	5,056,402
Short-Term Investments
Investment Company	128,210	—	—	128,210
Repurchase Agreements	—	7,953	—	7,953
Total Short-Term Investments	128,210	7,953	—	136,163
Foreign Currency Forward Exchange Contract	—	6,866	—	6,866
Total Assets	$5,184,612	$14,819	$—	$5,199,431

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$571	$—	$—		$571
Capital Markets	318	—	—		318
Construction & Engineering	63	—	—		63
Diversified Consumer Services	909	—	—		909
Electric Utilities	255	—	—	†	255	†
Energy Equipment & Services	146	—	—		146
Food & Staples Retailing	43	—	—		43
Food Products	742	—	—		742
Hotels, Restaurants & Leisure	474	—	—		474
Household Products	156	—	—		156
Information Technology Services	689	—	—		689
Insurance	254	—	—		254
Internet & Catalog Retail	313	—	—		313
Internet Software & Services	1,302	—	—		1,302
Marine	203	—	—		203
Media	345	—	—		345
Professional Services	194	—	—		194
Real Estate Management & Development	147	—	—		147
Road & Rail	537	—	—		537
Textiles, Apparel & Luxury Goods	855	—	—		855
Total Common Stocks	8,516	—	—	†	8,516	†
Preferred Stock	—	—	115		115
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	394	—		394
Call Options Purchased	—	2	—		2
Short-Term Investments
Investment Company	746	—	—		746
Repurchase Agreements	—	2	—		2
Total Short-Term Investments	746	2	—		748
Total Assets	$9,262	$398	$115	†	$9,775	†

†	Includes one security which is valued at zero.
@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$—	@	$38
Purchases	—		—		—
Sales	—		—		—
Beginning Balance	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation/depreciation	—		(—	@)	77
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$115

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$—		$ (—	@)	$77

†	Includes one security which is valued at zero.
@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable					Selected		Valuation from an
International Opportunity	September 30, 2014 (000)	Technique	Input	Range				Value		Increase in Input

Internet & Catalog Retail
Preferred Stock	$115	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$87,577	$—	$—	†	$87,577	†
Industrial	6,145	—	—		6,145
Office	17,108	—	—		17,108
Residential	5,542	—	—		5,542
Retail	33,088	—	—		33,088
Self Storage	589	—	—		589
Total Common Stocks	150,049	—	—	†	150,049	†
Rights	14	—	—		14
Warrants	98	—	—		98
Total Assets	$150,161	$—	$—	†	$150,161	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of September 30, 2014	$—

†  Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Small Cap
Assets:
Common Stocks
Aerospace & Defense	$458	$—	$—	$458
Air Freight & Logistics	2,016	—	—	2,016
Auto Components	2,358	—	—	2,358
Beverages	10,217	—	—	10,217
Capital Markets	5,333	—	—	5,333
Construction & Engineering	275	—	—	275
Construction Materials	2,632	—	—	2,632
Distributors	448	—	—	448
Diversified Consumer Services	1,671	—	—	1,671
Diversified Financial Services	8,489	—	—	8,489
Electronic Equipment, Instruments & Components	—	—	51	51
Food Products	1,061	—	—	1,061
Health Care Equipment & Supplies	1,057	—	—	1,057
Health Care Providers & Services	843	—	—	843
Hotels, Restaurants & Leisure	9,657	—	—	9,657
Household Durables	416	—	—	416
Internet & Catalog Retail	1,603	—	—	1,603
Internet Software & Services	3,499	—	—	3,499
Machinery	3,412	—	—	3,412
Media	1,638	—	—	1,638
Multi-line Retail	138	—	—	138
Oil, Gas & Consumable Fuels	1,365	—	—	1,365
Personal Products	2,250	—	—	2,250
Real Estate Management & Development	2,722	—	—	2,722
Road & Rail	1,294	—	—	1,294
Specialty Retail	8,205	—	—	8,205
Textiles, Apparel & Luxury Goods	4,456	—	—	4,456
Trading Companies & Distributors	1,696	—	—	1,696
Transportation Infrastructure	1,049	—	—	1,049
Total Common Stocks	80,258	—	51	80,309
Short-Term Investments
Investment Company	2,889	—	—	2,889
Repurchase Agreements	—	247	—	247
Total Short-Term Investments	2,889	247	—	3,136
Total Assets	$83,147	$247	$51	$83,445

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Small Cap	Common Stock (000)
Beginning Balance	$141
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	(90)
Realized gains (losses)	—
Ending Balance	$51

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$(90)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
International Small Cap	September 30, 2014 (000)	Technique	Input	Range		Average	Increase in Input

Electronic Equipment, Instruments & Components
Common Stock	$51	Asset Approach	Net Tangible Assets	$0.31	$0.31	$0.31	Increase
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
		Market Approach	Price/Earnings	8.0x	8.0x	8.0x	Increase
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
		Income Approach	Cost of Equity	22.0%	22.0%	22.0%	Decrease
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Select Global Infrastructure
Assets:
Common Stocks
Airports	$3,359	$—	$—	$3,359
Communications	8,975	—	—	8,975
Diversified	2,382	—	—	2,382
Oil & Gas Storage & Transportation	24,315	—	—	24,315
Ports	289	—	—	289
Railroads	638	—	—	638
Toll Roads	4,594	—	—	4,594
Transmission & Distribution	7,668	—	—	7,668
Water	4,327	—	—	4,327
Total Common Stocks	56,547	—	—	56,547
Short-Term Investments
Investment Company	10,346	—	—	10,346
Repurchase Agreements	—	889	—	889
Total Short-Term Investments	10,346	889	—	11,235
Total Assets	$66,893	$889	$—	$67,782

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Beverages	$1,866	$—	$—	$1,866
Commercial Services & Supplies	117	—	—	117
Diversified Financial Services	1,880	—	—	1,880
Food & Staples Retailing	754	—	—	754
Food Products	2,319	—	—	2,319
Health Care Equipment & Supplies	704	—	—	704
Hotels, Restaurants & Leisure	1,452	—	—	1,452
Information Technology Services	1,446	—	—	1,446
Insurance	775	—	—	775
Internet & Catalog Retail	2,011	—	—	2,011
Internet Software & Services	6,681	—	—	6,681
Life Sciences Tools & Services	657	—	—	657
Media	398	—	—	398
Pharmaceuticals	951	—	—	951
Professional Services	319	—	—	319
Specialty Retail	733	—	—	733
Tech Hardware, Storage & Peripherals	858	—	—	858
Textiles, Apparel & Luxury Goods	1,222	—	—	1,222
Total Common Stocks	25,143	—	—	25,143
Call Options Purchased	—	5	—	5
Short-Term Investment
Investment Company	1,804	—	—	1,804
Total Assets	$26,947	$5	$—	$26,952

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$127,879	$—	$—	$127,879
Biotechnology	101,002	—	—	101,002
Capital Markets	52,076	—	—	52,076
Chemicals	63,657	—	—	63,657
Commercial Services & Supplies	15,731	—	—	15,731
Diversified Financial Services	122,727	—	—	122,727
Electrical Equipment	12,870	—	—	12,870
Food Products	147,173	—	—	147,173
Health Care Equipment & Supplies	143,740	—	—	143,740
Health Care Technology	33,924	—	—	33,924
Hotels, Restaurants & Leisure	69,182	—	—	69,182
Information Technology Services	139,437	—	—	139,437
Insurance	66,092	—	—	66,092
Internet & Catalog Retail	455,689	—	—	455,689
Internet Software & Services	863,678	—	—	863,678
Life Sciences Tools & Services	167,593	—	—	167,593
Media	51,442	—	—	51,442
Pharmaceuticals	102,052	—	—	102,052
Professional Services	34,592	—	—	34,592
Semiconductors & Semiconductor Equipment	33,007	—	—	33,007
Software	223,726	—	—	223,726
Tech Hardware, Storage & Peripherals	110,293	—	—	110,293
Textiles, Apparel & Luxury Goods	155,115	—	—	155,115
Total Common Stocks	3,292,677	—	—	3,292,677
Preferred Stocks	—	—	42,586	42,586
Call Options Purchased	—	670	—	670
Short-Term Investments
Investment Company	150,823	—	—	150,823
Repurchase Agreements	—	4,765	—	4,765
Total Short-Term Investments	150,823	4,765	—	155,588
Total Assets	$3,443,500	$5,435	$42,586	$3,491,521

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$—
Purchases	42,820
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	(234)
Realized gains (losses)	—
Ending Balance	$42,586

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$(234)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted Average/		Valuation from an
Growth	September 30, 2014 (000)	Technique	Input	Range				Selected Value		Increase in Input

Internet & Catalog Retail
Preferred Stocks	$20,525	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$15,000	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Preferred Stock	$7,061	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.10		$19.10		$19.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.8	x	14.1	x%	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Beverages	$69		$—	$—	$69
Chemicals	111		—	—	111
Communications Equipment	45		—	—	45
Diversified Financial Services	61		—	—	61
Electronic Equipment, Instruments & Components	53		—	—	53
Energy Equipment & Services	59		—	—	59
Food & Staples Retailing	25		—	—	25
Food Products	97		—	—	97
Health Care Equipment & Supplies	229		—	—	229
Hotels, Restaurants & Leisure	127		—	—	127
Household Durables	71		—	—	71
Industrial Conglomerates	131		—	—	131
Information Technology Services	43		—	—	43
Insurance	321		—	—	321
Internet & Catalog Retail	41		—	—	41
Media	123		—	—	123
Pharmaceuticals	103		—	—	103
Real Estate Management & Development	23		—	—	23
Semiconductors & Semiconductor Equipment	54		—	—	54
Software	68		—	—	68
Specialty Retail	85		—	—	85
Thrifts & Mortgage Finance	43		—	—	43
Total Common Stocks	1,982		—	—	1,982
Warrants	—	@	—	—	—	@
Short-Term Investment
Investment Company	232		—	—	232
Total Assets	$2,214		$—	$—	$2,214

@	Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Aerospace & Defense	$4,038	$—	$—	$4,038
Air Freight & Logistics	2,716	—	—	2,716
Beverages	3,757	—	—	3,757
Capital Markets	9,132	—	—	9,132
Chemicals	9,040	—	—	9,040
Diversified Consumer Services	9,502	—	—	9,502
Diversified Financial Services	13,097	—	—	13,097
Hotels, Restaurants & Leisure	10,930	—	—	10,930
Information Technology Services	30,047	—	—	30,047
Insurance	7,198	—	—	7,198
Internet & Catalog Retail	43,613	—	—	43,613
Internet Software & Services	68,658	—	—	68,658
Road & Rail	7,614	—	—	7,614
Textiles, Apparel & Luxury Goods	4,046	—	—	4,046
Total Common Stocks	223,388	—	—	223,388
Preferred Stock	—	—	1,494	1,494
Participation Note	—	6,904	—	6,904
Call Options Purchased	—	48	—	48
Short-Term Investment
Investment Company	2,689	—	—	2,689
Total Assets	$226,077	$6,952	$1,494	$234,523

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Preferred Stock (000)
Beginning Balance	$—
Purchases	1,502
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation/depreciation	(8)
Realized gains (losses)	—
Ending Balance	$1,494

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$(8)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted		Valuation from an
Opportunity	September 30, 2014 (000)	Technique	Input	Range				Average		Increase in Input

Internet & Catalog Retail
Preferred Stock	$1,494	Market Transaction Method	Precedent Transaction	$40.71		$40.71		$40.71		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5	x	15.5	x	11.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Air Freight & Logistics	$64,711	$—	$—		$64,711
Auto Components	23,971	—	—		23,971
Biotechnology	34,802	—	—		34,802
Capital Markets	151,624	8,072	—		159,696
Chemicals	20,280	—	—		20,280
Construction & Engineering	7,180	—	—		7,180
Construction Materials	28,916	—	—		28,916
Diversified Telecommunication Services	4,296	—	—		4,296
Electric Utilities	—	—	—	†	—	†
Electronic Equipment, Instruments & Components	32,474	—	—		32,474
Health Care Providers & Services	20,170	—	—		20,170
Health Care Technology	241,034	—	—		241,034
Hotels, Restaurants & Leisure	141,414	—	—		141,414
Household Durables	28,060	—	—		28,060
Internet & Catalog Retail	142,859	—	—		142,859
Internet Software & Services	485,417	—	—		485,417
Media	—	—	9,340		9,340
Metals & Mining	20,309	—	—		20,309
Professional Services	164,835	—	—		164,835
Semiconductors & Semiconductor Equipment	27,673	—	—		27,673
Software	121,045	—	—		121,045
Specialty Retail	134,855	—	—		134,855
Tech Hardware, Storage & Peripherals	8,960	—	—		8,960
Transportation Infrastructure	4,132	—	—		4,132
Total Common Stocks	1,909,017	8,072	9,340	†	1,926,429	†
Preferred Stocks	—	—	86,351		86,351
Convertible Preferred Stocks	—	—	7,715		7,715
Promissory Notes	—	—	705		705
Call Options Purchased	—	453	—		453
Short-Term Investments
Investment Company	207,251	—	—		207,251
Repurchase Agreements	—	26,372	—		26,372
Total Short-Term Investments	207,251	26,372	—		233,623
Total Assets	$2,116,268	$34,897	$104,111	†	$2,255,276	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$7,178	†	$23,264	$—	@	$715
Purchases	—		55,956	8,483		—
Sales	—		(7,387)	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	—		—
Corporate actions	—		—	—		—
Change in unrealized appreciation/depreciation	2,162		14,518	(768)		(10)
Realized gains (losses)	—		—	—		—
Ending Balance	$9,340	†	$86,351	$7,715		$705

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$2,162		$19,350	$(768)		$(10)

†	Includes one security which is valued at zero.
@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

Small Company Growth	Fair Value at September 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average/Selected Value		Impact to Valuation from an Increase in Input
Health Care Technology
Preferred Stock	$3,362	Market Transaction Method	Precedent Transaction	$1.03		$1.03		$1.03		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	21.5%		23.5%		22.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.9	x	29.7	x	16.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Hotels, Restaurants & Leisure
Preferred Stock	$14,804	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47		$14.47		$14.47		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	12.1	x	9.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet & Catalog Retail
Preferred Stock	$30,120	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Convertible Preferred Units Series B	$7,715	Market Transaction Method	Initial Public Offering	$25.00		$28.00		$26.50		Increase
			Discount for Transaction	10.0%		10.0%		10.0%		Decrease
Internet Software & Services
Preferred Stocks	$8,639	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.82		$4.82		$4.82		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	21.0%		23.0%		22.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.0	x	18.5	x	18.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$756	Market Transaction Method	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.9	x	9.7	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Preferred Stock - Escrow	$49		Discount for Escrow	54.8%		54.8%		54.8%		Decrease
Promissory Note	$693	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00		$100.00		$100.00		Increase
			Cost of Debt	14.4%		14.4%		14.4%		Decrease
			Valuation as a Percentage of Principal	87.4%		87.4%		87.4%		Increase
Promissory Note - Escrow	$12	Market Transaction	Valuation as a Percentage of Principal	39.5%		39.5%		39.5%		Increase
Media
Common Stock	$9,340	Market Transaction Method	Precedent Transaction	$1,803.40		$1,803.40		$1,803.40		Increase
			Discount for Nature of Transaction	5.0%		5.0%		5.0%		Decrease
Software
Preferred Stocks	$10,066	Market Transaction Method	Precedent Transaction	$4.13		$4.13		$4.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7	x	19.4	x	15.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$13,476	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	13.9	x	23.5	x	23.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Tobacco
Preferred Stock	$5,079	Market Transaction Method	Precedent Transaction	$16.93		$16.93		$16.93		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	21.5%		22.5%		22.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.3	x	5.2	x	5.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$172,423	$—	$—	$172,423
Diversified	72,954	—	—	72,954
Health Care	80,759	—	—	80,759
Industrial	23,696	—	31,374	55,070
Lodging/Resorts	135,683	—	—	135,683
Manufactured Homes	12,617	—	—	12,617
Mixed Industrial/Office	16,375	—	—	16,375
Office	74,623	—	6,030	80,653
Regional Malls	191,685	—	—	191,685
Retail Free Standing	20,472	—	—	20,472
Self Storage	50,582	—	—	50,582
Shopping Centers	71,185	—	—	71,185
Total Common Stocks	923,054	—	37,404	960,458
Short-Term Investment
Investment Company	3,632	—	—	3,632
Total Assets	$926,686	$—	$37,404	$964,090

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$36,160
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(2,060)
Change in unrealized appreciation/depreciation	3,304
Realized gains (losses)	—
Ending Balance	$37,404

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$3,304

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2014 (000)	Technique	Input
Industrial
Common Stocks	$31,374	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

Office
Common Stocks	$6,030	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$377	$—	$377
Sovereign	—	15,601	—	15,601
Total Fixed Income Securities	—	15,978	—	15,978
Warrants	—	11	—	11
Short-Term Investments
Investment Company	696	—	—	696
Repurchase Agreement	—	95	—	95
Total Short-Term Investments	696	95	—	791
Total Assets	$696	$16,084	$—	$16,780

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$2,785	$—	$2,785
Sovereign	—	16,642	—	16,642
Total Fixed Income Securities	—	19,427	—	19,427
Short-Term Investment
Investment Company	223	—	—	223
Futures Contract	7	—	—	7
Total Assets	$230	$19,427	$—	$19,657

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2013 were valued using other significant observable inputs at September 30, 2014. The value of the transfer was approximately as follows:

Emerging Markets
$13,813,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014